UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04416

                                                PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C    F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed-Delivery Security

DE — Developed Equity

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 29, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TRAN — Tax Revenue Anticipation Note

UCITS — Undertakings For Collective Investment In Transferable Securities

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 29, 2016, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C    R e t i r e m e n t    I n c o m e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
MUTUAL FUNDS — 95.4%
Domestic Equity Funds — 18.3%
PNC Large Cap Growth Fund,
Class I Shares†	7,994	$216
PNC Large Cap Value Fund,
Class I Shares†	10,617	213
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	3,068	58
PNC S&P 500 Index Fund,
Class I Shares†	7,217	108
PNC Small Cap Fund,
Class I Shares†	2,973	58

		653

Fixed Income Funds — 55.8%
Eaton Vance Floating-Rate Fund	5,632	46
PNC Bond Fund,
Class I Shares†	77,608	803
PNC High Yield Bond Fund,
Class I Shares†	13,404	91
PNC Limited Maturity Bond Fund,
Class I Shares†	78,921	802
Vanguard Inflation-Protected Securities Fund	9,752	252

		1,994

International Equity Funds — 6.3%
PNC International Equity Fund,
Class I Shares†	10,433	178
Vanguard Emerging Markets Stock Index Fund	1,814	46

		224

Money Market Fund — 13.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	473,841	474

Real Estate Fund — 1.8%
Vanguard REIT Index Fund	600	65

Total Mutual Funds
(Cost $3,420)		3,410

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUNDS — 4.9%
Domestic Equity Funds — 4.5%
iShares Select Dividend ETF†	702	$54
SPDR® S&P® Dividend ETF	722	54
WisdomTree LargeCap Dividend Fund	779	53

		161

International Equity Funds — 0.4%
iShares MSCI EAFE Small-Cap ETF†	153	7
Vanguard FTSE All World ex-US Small-Cap ETF	85	8

		15

Total Exchange-Traded Funds
(Cost $158)		176

TOTAL INVESTMENTS — 100.3%
(Cost $3,578)**		3,586

Other Assets & Liabilities – (0.3)%		(10)

TOTAL NET ASSETS — 100.0%		$3,576

**	Aggregate cost for Federal income tax purposes is (000) $3,581.

Gross unrealized appreciation (000)	$29
Gross unrealized depreciation (000)	(24)

Net unrealized appreciation (000)	$5

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Exchange-Traded Funds	$176	$–	$–	$176

Mutual Funds	3,410	–	–	3,410

Total Assets - Investments in Securities	$3,586	$–	$–	$3,586

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 2 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.5%
Domestic Equity Funds — 24.0%
PNC Large Cap Growth Fund,
Class I Shares†	25,333	$684
PNC Large Cap Value Fund,
Class I Shares†	33,649	676
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	9,126	172
PNC S&P 500 Index Fund,
Class I Shares†	22,800	341
PNC Small Cap Fund,
Class I Shares†	8,839	173

		2,046

Fixed Income Funds — 47.3%
Eaton Vance Floating-Rate Fund	18,020	149
PNC Bond Fund,
Class I Shares†	184,344	1,906
PNC High Yield Bond Fund,
Class I Shares†	38,318	261
PNC Limited Maturity Bond Fund,
Class I Shares†	110,454	1,122
Vanguard Inflation-Protected Securities Fund	23,157	599

		4,037

International Equity Funds — 9.3%
PNC International Equity Fund,
Class I Shares†	37,197	633
Vanguard Emerging Markets Stock Index Fund	6,286	160

		793

Money Market Fund — 7.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.140%† (A)	610,443	610

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	2,970	323

Total Mutual Funds
(Cost $7,922)		7,809

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 8.4%
Commodity Fund — 2.6%
PowerShares DB Commodity Index
Tracking Fund*	17,006	$217

Domestic Equity Funds — 5.2%
iShares Select Dividend ETF†	1,946	149
SPDR® S&P® Dividend ETF	2,003	149
WisdomTree LargeCap Dividend Fund	2,156	149

		447

International Equity Funds — 0.6%
iShares MSCI EAFE Small-Cap ETF†	552	25
Vanguard FTSE All World ex-US Small-Cap ETF	296	26

		51

Total Exchange-Traded Funds
(Cost $728)		715

TOTAL INVESTMENTS — 99.9%
(Cost $8,650)**		8,524

Other Assets & Liabilities – 0.1%		6

TOTAL NET ASSETS — 100.0%		$8,530

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $8,662.

Gross unrealized appreciation (000)	$25
Gross unrealized depreciation (000)	(163)

Net unrealized depreciation (000)	$(138)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$715	$–	$–	$715

Mutual Funds	7,809	–	–	7,809

Total Assets - Investments in Securities	$8,524	$–	$–	$8,524

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 3 0    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
MUTUAL FUNDS — 88.3%
Domestic Equity Funds — 36.0%
PNC Large Cap Growth Fund,
Class I Shares†	37,766	$1,020
PNC Large Cap Value Fund,
Class I Shares†	50,155	1,008
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	13,591	257
PNC S&P 500 Index Fund,
Class I Shares†	34,013	509
PNC Small Cap Fund,
Class I Shares†	13,187	257

		3,051

Fixed Income Funds — 28.5%
Eaton Vance Floating-Rate Fund	18,445	152
PNC Bond Fund,
Class I Shares†	150,704	1,558
PNC High Yield Bond Fund,
Class I Shares†	35,539	242
PNC Limited Maturity Bond Fund,
Class I Shares†	20,701	211
Vanguard Inflation-Protected Securities Fund	9,542	247

		2,410

International Equity Funds — 15.4%
PNC International Equity Fund,
Class I Shares†	59,161	1,006
Vanguard Emerging Markets Stock Index Fund	11,508	293

		1,299

Money Market Fund — 4.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.140%† (A)	373,386	373

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	3,150	343

Total Mutual Funds
(Cost $7,697)		7,476

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 12.0%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	20,292	$259

Domestic Equity Funds — 7.5%
iShares Select Dividend ETF†	2,761	211
SPDR® S&P® Dividend ETF	2,844	212
WisdomTree LargeCap Dividend Fund	3,062	211

		634

International Equity Funds — 1.5%
iShares MSCI EAFE Small-Cap ETF†	1,371	63
Vanguard FTSE All World ex-US Small-Cap ETF	741	64

		127

Total Exchange-Traded Funds
(Cost $1,057)		1,020

TOTAL INVESTMENTS — 100.3%
(Cost $8,754)**		8,496

Other Assets & Liabilities – (0.3)%		(28)

TOTAL NET ASSETS — 100.0%		$8,468

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $8,749.

Gross unrealized appreciation (000)	$54
Gross unrealized depreciation (000)	(307)

Net unrealized depreciation (000)	$(253)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$1,020	$–	$–	$1,020

Mutual Funds	7,476	–	–	7,476

Total Assets - Investments in Securities	$8,496	$–	$–	$8,496

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 4 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.8%
Domestic Equity Funds — 45.0%
PNC Large Cap Growth Fund,
Class I Shares†	16,776	$453
PNC Large Cap Value Fund,
Class I Shares†	22,290	448
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	6,124	115
PNC S&P 500 Index Fund,
Class I Shares†	15,105	226
PNC Small Cap Fund,
Class I Shares†	5,935	116

		1,358

Fixed Income Funds — 13.4%
Eaton Vance Floating-Rate Fund	4,010	33
PNC Bond Fund,
Class I Shares†	28,960	300
PNC High Yield Bond Fund,
Class I Shares†	7,226	49
Vanguard Inflation-Protected Securities Fund	808	21

		403

International Equity Funds — 19.0%
PNC International Equity Fund,
Class I Shares†	25,850	440
Vanguard Emerging Markets Stock Index Fund	5,258	134

		574

Money Market Fund — 3.9%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.140%† (A)	118,438	118

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	980	106

Total Mutual Funds
(Cost $2,632)		2,559

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.3%
Commodity Fund — 3.1%
PowerShares DB Commodity Index
Tracking Fund*	7,213	$92

Domestic Equity Funds — 9.7%
iShares Select Dividend ETF†	1,276	98
SPDR® S&P® Dividend ETF	1,316	98
WisdomTree LargeCap Dividend Fund	1,415	97

		293

International Equity Funds — 2.5%
iShares MSCI EAFE Small-Cap ETF†	812	38
Vanguard FTSE All World ex-US Small-Cap ETF	439	38

		76

Total Exchange-Traded Funds
(Cost $456)		461

TOTAL INVESTMENTS — 100.1%
(Cost $3,088)**		3,020

Other Assets & Liabilities – (0.1)%		(4)

TOTAL NET ASSETS — 100.0%		$3,016

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,080.

Gross unrealized appreciation (000)	$54
Gross unrealized depreciation (000)	(114)

Net unrealized depreciation (000)	$(60)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$461	$–	$–	$461

Mutual Funds	2,559	–	–	2,559

Total Assets - Investments in Securities	$3,020	$–	$–	$3,020

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 5 0    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.1%
Domestic Equity Funds — 48.6%
PNC Large Cap Growth Fund,
Class I Shares†	5,901	$159
PNC Large Cap Value Fund,
Class I Shares†	7,837	158
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,203	42
PNC S&P 500 Index Fund,
Class I Shares†	5,307	79
PNC Small Cap Fund,
Class I Shares†	2,136	42

		480

Fixed Income Funds — 8.1%
Eaton Vance Floating-Rate Fund	710	6
PNC Bond Fund,
Class I Shares†	5,728	59
PNC High Yield Bond Fund,
Class I Shares†	1,508	10
Vanguard Inflation-Protected Securities Fund	186	5

		80

International Equity Funds — 20.9%
PNC International Equity Fund,
Class I Shares†	9,246	157
Vanguard Emerging Markets Stock Index Fund	1,925	49

		206

Money Market Fund — 4.2%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.140%† (A)	41,869	42

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	304	33

Total Mutual Funds
(Cost $857)		841

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 16.5%
Commodity Fund — 3.1%
PowerShares DB Commodity Index
Tracking Fund*	2,377	$30

Domestic Equity Funds — 10.6%
iShares Select Dividend ETF†	453	35
SPDR® S&P® Dividend ETF	469	35
WisdomTree LargeCap Dividend Fund	504	35

		105

International Equity Funds — 2.8%
iShares MSCI EAFE Small-Cap ETF†	301	14
Vanguard FTSE All World ex-US Small-Cap ETF	162	14

		28

Total Exchange-Traded Funds
(Cost $155)		163

TOTAL INVESTMENTS — 101.6%
(Cost $1,012)**		1,004

Other Assets & Liabilities – (1.6)%		(16)

TOTAL NET ASSETS — 100.0%		$988

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,002.

Gross unrealized appreciation (000)	$38
Gross unrealized depreciation (000)	(36)

Net unrealized appreciation (000)	$2

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$163	$–	$–	$163

Mutual Funds	841	–	–	841

Total Assets - Investments in Securities	$1,004	$–	$–	$1,004

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 33.2%
Consumer Discretionary — 5.7%
American Axle & Manufacturing Holdings*	1,411	$21
Asbury Automotive Group*	134	8
Bloomin’ Brands	619	11
Bright Horizons Family Solutions*	333	21
Buffalo Wild Wings*	81	13
Burlington Stores*	1,730	97
Cavco Industries*	259	21
Century Communities*	781	12
Cheesecake Factory	159	8
Churchill Downs	193	26
Comcast, Cl A	2,530	146
D.R. Horton	5,080	136
Dorman Products*	922	47
Drew Industries*	734	44
Foot Locker	4,380	274
Ford Motor	6,780	85
Gannett	1,487	23
Hasbro	1,230	93
Home Depot	3,430	426
HSN	673	36
L Brands	3,400	288
Lithia Motors, Cl A	687	64
Madison Square Garden, Cl A*	250	39
McDonald’s	2,130	249
Monro Muffler Brake	781	53
MSG Networks, Cl A*	748	12
NACCO Industries, Cl A	381	19
NIKE, Cl B	2,560	158
O’Reilly Automotive*	620	161
Papa John’s International	230	13
Pool	324	26
Sonic	600	18
Standard Motor Products	509	15
Tractor Supply	1,410	119
Walt Disney	2,450	234
Wolverine World Wide	685	13
Wyndham Worldwide	3,570	260

		3,289

Consumer Staples — 3.6%
Altria Group	8,760	539
Boston Beer, Cl A*	143	27
Cal-Maine Foods#	168	9
Constellation Brands, Cl A	800	113
CVS Health	1,690	164
Dr Pepper Snapple Group	1,420	130
Hormel Foods	3,080	131
Ingles Markets, Cl A	353	12
Kimberly-Clark	600	78
Kroger	2,130	85
PepsiCo	3,611	353
Procter & Gamble	2,285	184
Reynolds American	3,690	186
SpartanNash	450	12
TreeHouse Foods*	480	41

		2,064

Energy — 1.0%
California Resources	139	–
Exxon Mobil	4,065	326
Occidental Petroleum	1,480	102

	Number of Shares	Value (000)

Par Pacific Holdings*#	767	$15
Valero Energy	2,180	131
World Fuel Services	717	33

		607

Financials — 5.6%
American Assets Trust REIT	288	11
AmTrust Financial Services	2,798	68
Bank of the Ozarks	1,773	67
Banner	447	18
Capital Bank Financial, Cl A	849	25
Capital One Financial	1,160	76
Care Capital Properties REIT	633	17
CBOE Holdings	1,390	87
CenterState Banks	1,301	18
Cincinnati Financial	1,590	100
Credit Acceptance*#	362	71
Diamond Hill Investment Group*	56	9
Eagle Bancorp*	1,438	66
Employers Holdings	775	22
Extra Space Storage REIT	3,550	292
FBL Financial Group, Cl A	253	15
Fidelity Southern	782	12
First Financial Bancorp	1,111	19
First Merchants	428	9
First Midwest Bancorp	478	8
Home BancShares	636	25
Huntington Bancshares	16,050	140
JPMorgan Chase	7,058	397
KCG Holdings, Cl A*	1,872	20
Lamar Advertising, Cl A REIT	2,140	122
LegacyTexas Financial Group	1,668	30
Mercantile Bank	757	17
MetLife	1,760	70
National General Holdings	4,015	80
Opus Bank	524	17
Pinnacle Financial Partners	264	12
Post Properties REIT	170	9
PRA Group*	2,044	50
Principal Financial Group	4,700	178
PS Business Parks REIT	198	18
RLI	858	54
Ryman Hospitality Properties REIT	337	16
South State	462	29
Summit Hotel Properties REIT	888	10
Travelers	1,720	185
U.S. Bancorp	4,300	166
Ventas REIT	2,430	135
Wells Fargo	7,409	348
Welltower REIT	1,290	82
Wilshire Bancorp	1,678	16
WSFS Financial	424	13

		3,249

Healthcare — 4.4%
Amgen	2,570	366
Amsurg*	264	18
ANI Pharmaceuticals*#	429	14
BioSpecifics Technologies*	280	10
Cantel Medical	485	31
Cardinal Health	1,030	84
Cigna	640	89

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
CorVel*	650	$27
Dyax* (A) (B)	677	1
Edwards Lifesciences*	1,980	172
Eli Lilly	1,200	86
FibroGen*	332	6
Gilead Sciences	1,540	134
INC Research Holdings, Cl A*	197	8
Johnson & Johnson	4,217	444
Merck	3,621	182
Molina Healthcare*	282	17
Natus Medical*	361	13
Neogen*	1,162	57
Neurocrine Biosciences*	205	8
Omnicell*	520	14
PAREXEL International*	1,048	62
Pfizer	12,541	372
REGENXBIO*	984	12
Select Medical Holdings	1,301	13
Team Health Holdings*	243	11
Thermo Fisher Scientific	1,140	147
U.S. Physical Therapy	365	18
Universal Health Services, Cl B	1,000	110
Vascular Solutions*	387	12

		2,538

Industrials — 4.5%
3M	710	111
AECOM*	491	14
Alaska Air Group	1,230	91
American Woodmark*	166	11
Astronics*	1,099	35
B/E Aerospace	422	18
Barrett Business Services	178	6
Boeing	1,100	130
Cintas	1,440	121
Colfax*	500	13
Comfort Systems USA	682	19
Curtiss-Wright	218	15
Douglas Dynamics	476	9
EnerSys	863	44
Equifax	1,240	130
Esterline Technologies*	20	1
Federal Signal	1,232	15
General Cable	947	8
General Dynamics	1,590	217
General Electric	9,630	281
Genesee & Wyoming, Cl A*	252	14
GP Strategies*	941	23
HEICO	696	40
Honeywell International	2,120	215
KLX*	630	18
Lockheed Martin	1,060	229
Multi-Color	277	14
National Presto Industries	233	19
Northrop Grumman	590	113
On Assignment*	947	31
Patrick Industries*	112	5
Raytheon	910	113
Snap-on	960	139
Southwest Airlines	3,060	128
Toro	389	31

	Number	Value
	of Shares	(000)

United Technologies	1,000	$97
Universal Forest Products	447	34
Wabash National*	1,268	15
Wesco Aircraft Holdings*	2,879	37

		2,604

Information Technology — 5.2%
Alphabet, Cl A*	485	348
Apple	5,419	524
Arrow Electronics*	1,610	92
Aspen Technology*	567	19
CACI International, Cl A*	157	15
CDW	2,920	116
Cisco Systems	15,222	399
CoreLogic*	636	22
Euronet Worldwide*	340	22
Facebook, Cl A*	1,890	202
Intel	5,850	173
Lam Research	1,820	133
Manhattan Associates*	1,442	80
MAXIMUS	188	9
Microsemi*	831	29
Microsoft	4,002	204
Net 1 UEPS Technologies*	1,004	9
OSI Systems*	831	50
Paychex	2,800	144
Sanmina*	380	8
Silicon Laboratories*	405	17
SS&C Technologies Holdings	195	11
Synaptics*	293	24
Tech Data*	275	19
Texas Instruments	5,130	272
Tyler Technologies*	500	60
WEX*	403	26

		3,027

Materials — 1.3%
AEP Industries	389	31
Balchem	703	44
Celanese, Series A	2,200	133
Dow Chemical	6,680	325
Graphic Packaging Holding	717	9
International Paper	1,790	64
Minerals Technologies	219	11
Neenah Paper	672	41
PolyOne	374	10
PPG Industries	800	77
Sonoco Products	570	25
Trecora Resources*	683	6

		776

Telecommunication Services — 0.7%
8x8*	960	11
AT&T	3,637	135
T-Mobile US*	2,480	92
Verizon Communications	3,790	192

		430

Utilities — 1.2%
American Electric Power	2,130	131
American States Water	604	26
American Water Works	2,670	173

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
NextEra Energy	928	$105
WEC Energy Group	1,900	107
WGL Holdings	345	23
Xcel Energy	3,430	136

		701

Total Common Stocks
(Cost $16,758)		19,285

FOREIGN COMMON STOCKS — 11.3%
Consumer Discretionary — 1.4%
Bridgestone (Japan) (C)	1,500	52
CAR (Hong Kong)*#	48,181	55
Compass Group PLC (United Kingdom)	3,761	66
Dufry AG (Switzerland)*	261	27
Helen of Troy (Bermuda)*	365	35
Industria de Diseno Textil SA (Spain)	1,866	58
Just Eat PLC (United Kingdom)*	10,242	55
lululemon athletica (Canada)*	488	31
LVMH Moet Hennessy Louis Vuitton SE (France)	198	33
Pandora A/S (Denmark)	562	71
Signet Jewelers (United Kingdom)	363	39
Sony, ADR (Japan)	3,671	77
SuperGroup PLC (United Kingdom)	1,917	35
TAL Education Group, ADR (China)*	914	47
Toyota Motor, ADR (Japan)	450	47
XXL ASA (Norway) 144A	765	9
Zalando SE (Germany)* 144A	1,691	53
zooplus AG (Germany)*	127	15

		805

Consumer Staples — 1.0%
Anheuser-Busch InBev NV, ADR (Belgium)	702	78
Carrefour SA (France)	2,173	58
Davide Campari-Milano SpA (Italy)	4,677	37
Fresh Del Monte Produce (Cayman Islands)	352	14
Heineken NV (Netherlands)	457	37
Kao (Japan) (C)	900	45
Koninklijke Ahold NV (Netherlands)	4,115	90
Nestle SA (Switzerland)	1,176	82
Puregold Price Club (Philippines)	43,700	31
Reckitt Benckiser Group PLC (United Kingdom)	1,220	111

		583

Energy — 0.6%
DHT Holdings (Marshall Islands)	2,636	15
Schlumberger (Curacao)	2,120	152
TOTAL SA, ADR (France)#	4,600	206

		373

Financials — 2.1%
AIA Group (Hong Kong)	15,159	77
Allied World Assurance Holdings AG
(Switzerland)	233	8
Argo Group International Holdings (Bermuda)	441	25
Banco Macro SA, ADR (Argentina)*	309	21
Cerved Information Solutions SpA (Italy)*	3,000	24
Chubb (Switzerland)	2,663	308
Colliers International Group (Canada)	737	25
Daito Trust Construction (Japan) (C)	400	54
Danske Bank A/S (Denmark)	2,553	70
Deutsche Wohnen AG (Germany)	2,402	63
Equity Group Holdings (Kenya)	98,594	38

	Number of Shares	Value (000)

Essent Group (Bermuda)*	426	$8
FinecoBank Banca Fineco SpA (Italy)	3,150	24
FirstService (Canada)	977	38
HDFC Bank, ADR (India)	1,416	75
Invesco (Bermuda)	3,370	90
IRF European Finance Investments (Bermuda)* (A) (B)	31,579	–
Maiden Holdings (Bermuda)	1,599	19
Mitsubishi Estate (Japan) (C)	4,000	74
Mitsui Fudosan (Japan) (C)	2,000	46
OM Asset Management PLC (United Kingdom)	1,253	14
Ping An Insurance Group of China, Cl H (China)	13,886	59
VIB Vermoegen AG (Germany)	2,055	37
Virgin Money Holdings PLC (United Kingdom)	10,497	49

		1,246

Healthcare — 2.3%
Bayer AG (Germany)	874	91
Clinigen Group PLC (United Kingdom)	4,127	36
CYBERDYNE (Japan)* (C)	3,800	65
GN Store Nord A/S (Denmark)	2,397	48
Grifols SA (Spain)	4,458	97
Hoya (Japan) (C)	1,900	69
ICON PLC (Ireland)*	1,416	101
Meda AB, Cl A (Sweden)	3,909	69
Mylan NV (Netherlands)*	2,590	117
NMC Health PLC (United Kingdom)	4,059	50
Novo Nordisk A/S, ADR (Denmark)	2,565	132
Ono Pharmaceutical (Japan) (C)	700	130
Roche Holding AG (Switzerland)	551	141
Sawai Pharmaceutical (Japan) (C)	600	42
Shire PLC (United Kingdom)	718	37
Teva Pharmaceutical Industries, ADR (Israel)	1,710	95
Vitrolife AB (Sweden)	1,255	46

		1,366

Industrials — 1.0%
AerCap Holdings NV (Netherlands)*	2,770	99
Ashtead Group PLC (United Kingdom)	6,916	88
Geberit AG (Switzerland)	177	64
Hexagon AB, Cl B (Sweden)	1,497	51
Kingspan Group PLC (Ireland)	2,309	58
Nidec (Japan) (C)	700	47
Rational AG (Germany)	153	76
Schneider Electric SE (France)	413	25
SMC (Japan) (C)	200	46
Tomra Systems ASA (Norway)	3,057	29

		583

Information Technology — 2.4%
Accenture PLC, Cl A (Ireland)	2,780	279
Alibaba Group Holding, ADR (China)*	374	26
Amdocs (Guernsey)	2,320	132
ARM Holdings PLC, ADR (United Kingdom)	1,415	58
Check Point Software Technologies (Israel)*#	1,820	151
Dassault Systemes SA (France)	549	42
Fleetmatics Group PLC (Ireland)*	1,622	59
GSI Group (Canada)*	1,491	19
Ingenico Group (France)	723	73
Mellanox Technologies (Israel)*	574	29
Mobileye NV (Israel)*	1,320	43
NXP Semiconductors NV (Netherlands)*	708	50
Open Text (Canada)	676	34

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
SAP SE, ADR (Germany)#	960	$72
SolarEdge Technologies (Israel)*#	1,957	48
TE Connectivity (Switzerland)	1,640	93
Tencent Holdings (Hong Kong)	5,162	94
Wirecard AG (Germany)#	2,242	88

		1,390

Materials — 0.3%
Hexpol AB (Sweden)	4,808	48
James Hardie Industries PLC (Australia)	4,373	56
Randgold Resources, ADR (United Kingdom)	525	48

		152

Telecommunication Services — 0.1%
Magyar Telekom Telecommunications PLC (Hungary)*	19,474	29
Safaricom (Kenya)	12,700	2
SoftBank Group (Japan) (C)	551	27

		58

Utilities — 0.1%
Red Electrica SA (Spain)	407	32

Total Foreign Common Stocks
(Cost $6,273)		6,588

EXCHANGE-TRADED FUNDS — 15.5%
iShares MSCI EAFE Value ETF†	110,838	4,637
iShares MSCI Emerging Markets ETF†	42,511	1,289
iShares TIPS Bond ETF†	5,400	609
SPDR® S&P 500® ETF Trust#	9,845	1,906
Vanguard Short-Term Inflation-Protected
Securities ETF	12,400	602

Total Exchange-Traded Funds
(Cost $11,491)		9,043

MASTER LIMITED PARTNERSHIPS — 0.3%
Energy — 0.3%
Magellan Midstream Partners LP	1,390	94
Shell Midstream Partners LP	241	9
Valero Energy Partners LP#	601	28

		131

Financials — 0.0%
Ares Management LP	774	9

Total Master Limited Partnerships
(Cost $138)		140

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 2.8%
Automotive — 1.7%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$95	$95
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	75	75
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	53	53
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	146	145
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	210	210
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	250	251
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		989

Credit Cards — 1.0%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	115	116
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	241
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	110	110
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		572

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities
(Cost $1,649)		1,651

CORPORATE BONDS — 12.4%
Aerospace — 0.3%
Lockheed Martin
3.800%, 03/01/45	95	89
Spirit AeroSystemsp
6.750%, 12/15/20	66	68

		157

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Automotive — 0.2%
General Motors
6.600%, 04/01/36	$20	$20
General Motors Financial
3.200%, 07/13/20	65	63
Lear
5.375%, 03/15/24	50	52

		135

Cable — 1.1%
21st Century Fox America
8.450%, 08/01/34	60	81
AMC Networks
7.750%, 07/15/21	50	53
Belo
7.750%, 06/01/27	50	52
Cable One
5.750%, 06/15/22 144A	25	25
Cablevision Systems
8.625%, 09/15/17	50	53
CCO Safari II LLC
6.384%, 10/23/35 144A	90	94
DIRECTV Holdings LLC
4.600%, 02/15/21	40	43
4.450%, 04/01/24	65	69
Discovery Communications LLC
3.250%, 04/01/23	75	69
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Cable
4.500%, 09/15/42	70	57

		622

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	50
Hasbro
6.300%, 09/15/17	70	75

		125

Consumer Services — 0.4%
Avon Products
6.750%, 03/15/23	60	36
Graham Holdings
7.250%, 02/01/19	45	48
H&E Equipment Services
7.000%, 09/01/22#	25	24
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	30	28
Royal Caribbean Cruises
7.500%, 10/15/27	42	47
Sotheby’s
5.250%, 10/01/22 144A	25	22
Speedway Motorsports
5.125%, 02/01/23	30	30

		235

Energy — 1.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	60
Chesapeake Energy
6.500%, 08/15/17	60	27

	Par	Value
	(000)	(000)

Cloud Peak Energy Resources LLC
8.500%, 12/15/19	$60	$24
ConocoPhillips
4.150%, 11/15/34	10	8
6.500%, 02/01/39	40	40
Continental Resources
5.000%, 09/15/22	115	87
Denbury Resources
5.500%, 05/01/22	60	19
Energy Transfer Partners LP
6.125%, 12/15/45	30	25
EQT
5.150%, 03/01/18	30	29
4.875%, 11/15/21	85	76
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	32
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	30	30
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	80	72
McDermott International
8.000%, 05/01/21 144A	40	26
Newfield Exploration
5.375%, 01/01/26	30	26
Nexen Energy ULC
5.875%, 03/10/35	45	49
Petroleos Mexicanos
6.000%, 03/05/20	25	26
4.250%, 01/15/25 144A	25	22
PHI
5.250%, 03/15/19	30	25
Phillips 66
4.650%, 11/15/34	60	55
Rowan
4.875%, 06/01/22	100	57
4.750%, 01/15/24	25	14
Tesoro
5.375%, 10/01/22	35	33
Transocean
7.125%, 12/15/21	50	28
Williams
4.550%, 06/24/24	65	49

		939

Financials — 3.1%
American Express Credit (GMTN)
2.250%, 08/15/19	65	65
Bank of America
6.250%, 09/29/49(D)	60	59
Bank of America (MTN)
5.625%, 07/01/20	50	55
4.000%, 04/01/24	60	62
4.200%, 08/26/24	60	60
BankUnited
4.875%, 11/17/25	25	25
Capital One Financial
3.500%, 06/15/23	88	88
Citigroup
2.150%, 07/30/18	30	30
2.050%, 12/07/18	90	89
4.450%, 09/29/27	30	29

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Deutsche Bank AG
2.950%, 08/20/20	$60	$58
Goldman Sachs Group
5.750%, 01/24/22	50	57
HSBC Holdings PLC
5.100%, 04/05/21	105	116
International Lease Finance
5.750%, 05/15/16	60	60
JPMorgan Chase
4.625%, 05/10/21	60	66
3.375%, 05/01/23	65	64
7.900%, 04/29/49 (D)	70	70
Morgan Stanley (GMTN)
4.750%, 03/22/17	100	103
4.875%, 11/01/22	65	69
Royal Bank of Canada
1.200%, 09/19/17	175	175
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	61
State Street
5.250%, 12/29/49 (D)	45	45
Visa
4.150%, 12/14/35	105	111
Wells Fargo
5.900%, 12/29/49 (D)	65	65
Wells Fargo (MTN)
3.300%, 09/09/24	100	102

		1,784

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	75	81
Constellation Brands
6.000%, 05/01/22	50	56
Kraft Foods Group
5.000%, 06/04/42	30	31
Kraft Heinz Foods
5.200%, 07/15/45 144A	30	32

		200

Healthcare — 0.8%
Actavis Funding SCS
3.450%, 03/15/22	110	112
Amgen
4.400%, 05/01/45	95	91
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
HCA
4.250%, 10/15/19	60	62
Johnson & Johnson
3.550%, 03/01/36	95	95
Select Medical
6.375%, 06/01/21	30	27

		440

Industrials — 1.0%
Avnet
4.875%, 12/01/22	55	57
Ball
4.000%, 11/15/23	55	54

	Par	Value
	(000)	(000)

Bombardier
7.750%, 03/15/20 144A	$50	$40
Caterpillar
3.900%, 05/27/21	40	43
CNH Industrial Capital LLC
6.250%, 11/01/16	35	36
Crown Cork & Seal
7.375%, 12/15/26	20	21
General Electric
4.125%, 10/09/42	120	121
KLX
5.875%, 12/01/22 144A	50	48
Masco
7.750%, 08/01/29	50	55
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	26
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	40	45
USG
7.875%, 03/30/20 144A	25	26

		583

Information Technology — 0.1%
Expedia
5.000%, 02/15/26 144A	60	57

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	90	99
MetLife
6.400%, 12/15/36	65	64
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	66
XLIT
4.450%, 03/31/25	40	39

		268

Materials — 0.1%
ArcelorMittal
7.250%, 02/25/22#	25	22
Freeport-McMoRan
3.550%, 03/01/22	60	40

		62

Real Estate Investment Trusts — 0.4%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	95	97
Digital Realty Trust LP
5.250%, 03/15/21	55	60
Realty Income
3.250%, 10/15/22	100	99

		256

Retail — 0.6%
Hanesbrands
6.375%, 12/15/20	70	73
L Brands
7.000%, 05/01/20	50	57

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Levi Strauss
6.875%, 05/01/22	$30	$32
Walgreens Boots Alliance
3.800%, 11/18/24	65	65
Wal-Mart Stores
5.250%, 09/01/35	50	59
5.625%, 04/01/40	75	91

		377

Technology — 0.7%
Activision Blizzard
5.625%, 09/15/21 144A	40	42
Apple
3.850%, 05/04/43	125	117
KLA-Tencor
4.125%, 11/01/21	105	107
Oracle
4.300%, 07/08/34	65	67
QUALCOMM
3.000%, 05/20/22	95	96

		429

Telecommunications — 0.3%
DigitalGlobe
5.250%, 02/01/21 144A	35	30
GTE
6.940%, 04/15/28	85	100
Verizon Communications
6.400%, 09/15/33	15	18

		148

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	62
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	53
FedEx
3.900%, 02/01/35	65	60

		175

Utilities — 0.4%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	96
Calpine
7.875%, 01/15/23 144A	40	42
DPL
6.500%, 10/15/16	11	11
Exelon Generation LLC
2.950%, 01/15/20	20	20
4.000%, 10/01/20#	65	67

		236

Total Corporate Bonds
(Cost $7,559)		7,228

	Par (000)	Value (000)
MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$85	$104

Total Municipal Bond
(Cost $101)		104

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.0%
Federal Home Loan Mortgage Corporation — 1.6%
4.500%, 06/01/41	136	149
4.000%, 01/01/41	99	106
4.000%, 10/01/43	118	127
4.000%, 10/01/44	207	223
3.500%, 06/01/42	119	125
3.500%, 12/01/42	209	219

		949

Federal National Mortgage Association — 7.5%
5.500%, 07/01/33	3	4
5.500%, 05/01/35	23	27
5.000%, 08/01/40	154	171
4.500%, 06/01/40	182	200
4.500%, 01/01/41	107	117
4.500%, 03/01/41	98	106
4.500%, 04/01/41	147	160
4.000%, 03/01/26	28	29
4.000%, 12/01/40	94	100
4.000%, 01/01/41	134	145
4.000%, 02/01/41	114	122
4.000%, 02/01/42	112	120
4.000%, 07/01/42	145	156
4.000%, 07/01/45	94	101
3.500%, 01/01/26	109	116
3.500%, 10/01/26	75	80
3.500%, 01/01/28	101	107
3.500%, 11/01/29	139	148
3.500%, 03/01/41	109	114
3.500%, 06/01/42	140	147
3.500%, 08/01/42	209	220
3.500%, 10/01/42	158	166
3.500%, 11/01/42	116	122
3.500%, 02/01/43	117	123
3.500%, 08/01/44	177	187
3.000%, 06/01/27	135	141
3.000%, 06/01/28	81	85
3.000%, 11/01/42	166	171
3.000%, 04/01/43	451	463
3.000%, 05/01/43	155	159
2.500%, 11/01/27	265	273

		4,380

Government National Mortgage Association — 0.9%
4.500%, 10/20/45	205	221
4.000%, 09/15/41	94	101
4.000%, 10/20/43	60	64
3.500%, 07/15/42	48	51

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 12/20/42	$ 62	$ 66

		503

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $5,683)		5,832

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds — 2.0%
4.500%, 02/15/36	395	544
3.750%, 08/15/41	190	235
3.125%, 08/15/44	345	382

		1,161

U.S. Treasury Inflationary Index Bond (TIP) — 0.8%
0.250%, 01/15/25	474	471

		471

U.S. Treasury Notes — 8.8%
2.375%, 08/15/24	280	296
2.125%, 05/15/25	200	207
2.000%, 02/28/21	380	393
1.750%, 10/31/20	1,040	1,064
1.625%, 12/31/19	530	540
1.625%, 08/15/22	75	76
1.500%, 06/30/16	225	226
1.500%, 08/31/18	335	341
1.500%, 12/31/18	760	773
1.250%, 10/31/19	75	75
0.500%, 07/31/16	235	235
0.375%, 03/15/16	200	200
0.375%, 03/31/16	320	320
0.375%, 05/31/16	380	380

		5,126

Total U.S. Treasury Obligations
(Cost $6,594)		6,758

	Number of Shares
MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.140%† (E) (F)	1,326,269	1,326

Total Money Market Fund
(Cost $1,326)		1,326

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6%
(Cost $57,572)		57,955

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.6%
Money Market Fund — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.140%† (E)	2,702,896	$2,703

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,703)		2,703

TOTAL INVESTMENTS — 104.2%
(Cost $60,275)**		60,658

Other Assets & Liabilities – (4.2)%		(2,466)

TOTAL NET ASSETS — 100.0%		$58,192

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $60,306.

Gross unrealized appreciation (000)	$4,501
Gross unrealized depreciation (000)	(4,149)

Net unrealized appreciation (000)	$352

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,626 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents 0.0% of net assets as of February 29, 2016.
(C)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(D)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(F)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $791 (000) and represents 1.4% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell*	JPY 66,718	$558	$597	$(39)

11/16	Buy*	JPY 66,718	556	597	41

					$ 2

* Counterparty is State Street Bank

JPY - Japanese Yen

  Assets in the amount of $698,088 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

FTSE 100 Index Future	1	$82	03/21/16	$3

  Cash in the amount of $4,413 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $89,463 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$-	$1,651	$–	$1,651

Common Stocks	19,284	-	1	19,285

Corporate Bonds	-	7,228	-	7,228

Exchange-Traded Funds	9,043	-	-	9,043

Foreign Common Stocks:

Argentina	21	-	-	21

Australia	-	56	-	56

Belgium	78	-	-	78

Bermuda	177	-	-	177

Canada	147	-	-	147

Cayman Islands	14	-	-	14

China	73	59	-	132

Curacao	152	-	-	152

Denmark	132	189	-	321

France	206	231	-	437

Germany	185	310	-	495

Guernsey	132	-	-	132

Hong Kong	-	226	-	226

Hungary	-	29	-	29

India	75	-	-	75

Ireland	439	58	-	497

Israel	366	-	-	366

Italy	-	85	-	85

Japan	124	697	-	821

Kenya	40	-	-	40

Marshall Islands	15	-	-	15

Netherlands	266	127	-	393

Norway	-	38	-	38

Philippines	31	-	-	31

Spain	-	187	-	187

Sweden	-	214	-	214

Switzerland	409	314	-	723

United Kingdom	209	477	-	686

Master Limited Partnerships	140	-	-	140

Money Market Fund	1,326	-	-	1,326

Municipal Bond	-	104	-	104

Short-Term Investment Purchased with Collateral From Securities Loaned	2,703	-	-	2,703

U.S. Government Agency Mortgage- Backed Obligations	-	5,832	-	5,832

U.S. Treasury Obligations	-	6,758	-	6,758

Total Assets - Investments in Securities	$35,787	$24,870	$1	$60,658

See Notes to Schedules of Investments.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 2 Other Significant Observable Inputs (000)	Total Value (000)
Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$2	$–	$2

Futures Contracts	3	–	–	3

Total Assets - Other Financial Instruments	$3	$2	$–	$5

There were no material transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 90.2%
Consumer Discretionary — 17.1%
Barratt Developments PLC (United Kingdom)	906,926	$7,409
Bellway PLC (United Kingdom)	205,282	7,304
Bridgestone (Japan) (A)	97,202	3,403
CAR (Hong Kong)*#	3,012,807	3,433
Christian Dior SA (France)	39,800	6,999
Cie Generale des Etablissements Michelin (France)	72,800	6,567
Compass Group PLC (United Kingdom)	261,962	4,593
Dufry AG (Switzerland)*	18,573	1,938
Duni AB (Sweden)	417,000	6,260
Industria de Diseno Textil SA (Spain)	126,964	3,917
International Game Technology PLC (United Kingdom)	433,529	6,408
IPSOS (France)	110,872	2,388
Just Eat PLC (United Kingdom)*	712,023	3,798
Kia Motors (South Korea)	185,200	6,898
lululemon athletica (Canada)*	33,834	2,122
LVMH Moet Hennessy Louis Vuitton SE (France)	13,898	2,309
Pandora A/S (Denmark)	38,766	4,894
Persimmon PLC (United Kingdom)	254,645	7,696
REXLot Holdings (Hong Kong) (B) (C)	29,533,868	38
Signet Jewelers (United Kingdom)	24,793	2,688
Sony, ADR (Japan)	241,133	5,093
SuperGroup PLC (United Kingdom)	137,197	2,520
TAL Education Group ADR (China)*	65,467	3,388
Taylor Wimpey PLC (United Kingdom)	3,028,437	7,802
Toyota Motor (Japan) (A)	62,800	3,274
XXL ASA (Norway) 144A	54,787	621
Zalando SE (Germany)* 144A	116,152	3,620
zooplus AG (Germany)*	9,308	1,130

		118,510

Consumer Staples — 7.7%
Anheuser-Busch InBev SA/NV (Belgium)	44,424	4,970
Asahi Group Holdings (Japan)	242,500	7,126
Carrefour SA (France)	150,871	3,991
Davide Campari-Milano SpA (Italy)	301,203	2,364
Greencore Group PLC (Ireland)	1,454,336	7,672
Heineken NV (Netherlands)	29,454	2,364
Kao (Japan) (A)	67,000	3,380
Koninklijke Ahold NV (Netherlands)	291,869	6,391
Nestle SA (Switzerland)	74,023	5,177
Puregold Price Club (Philippines)	2,704,000	1,934
Reckitt Benckiser Group PLC (United Kingdom)	86,118	7,844

		53,213

Energy — 2.6%
Sasol (South Africa)	224,950	6,054
Thai Oil PCL (Thailand)	4,708,850	8,376
WorleyParsons (Australia)#	1,244,600	3,702

		18,132

Financials — 14.9%
AIA Group (Hong Kong)	993,819	5,074
Cerved Information Solutions SpA (Italy)*	211,000	1,658
Daito Trust Construction (Japan) (A)	25,400	3,440
Danske Bank A/S (Denmark)	163,517	4,463
Deutsche Wohnen AG (Germany)	166,006	4,383
DNB ASA (Norway)	565,744	6,521
Equity Group Holdings (Kenya)	6,511,925	2,492

	Number of Shares	Value (000)

FinecoBank Banca Fineco SpA (Italy)	220,000	$1,673
Hannover Rueck SE (Germany)	79,000	8,108
HDFC Bank, ADR (India)	90,929	4,803
Investor AB, Cl B (Sweden)	190,845	6,322
IRF European Finance Investments (Bermuda)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	269,000	4,997
Mitsui Fudosan (Japan) (A)	170,000	3,950
Muenchener Rueckversicherungs AG (Germany)	38,500	7,557
Ping An Insurance Group of China, Cl H (China)	895,044	3,788
Sberbank of Russia, ADR (Russia)	467,600	2,829
Siam Commercial Bank PCL (Thailand)	2,185,200	8,481
SpareBank 1 SR Bank ASA (Norway)	1,267,853	5,615
Standard Chartered PLC (United Kingdom)	818,618	4,870
Svenska Handelsbanken AB (Sweden)	530,500	6,784
VIB Vermoegen AG (Germany)	142,071	2,564
Virgin Money Holdings PLC (United Kingdom)	696,353	3,225

		103,597

Healthcare — 12.9%
Bayer AG (Germany)	56,138	5,820
Clinigen Group PLC (United Kingdom)	295,658	2,598
CYBERDYNE (Japan)*# (A)	252,900	4,324
GN Store Nord A/S (Denmark)	161,782	3,236
Grifols SA (Spain)	293,102	6,390
Hoya (Japan) (A)	131,600	4,756
ICON PLC (Ireland)*	74,687	5,315
Meda AB, Cl A (Sweden)	255,732	4,530
NMC Health PLC (United Kingdom)	290,526	3,579
Novartis AG (Switzerland)	79,266	5,646
Novo Nordisk A/S, ADR (Denmark)	165,377	8,500
Ono Pharmaceutical (Japan) (A)	47,400	8,776
Roche Holding AG (Switzerland)	38,631	9,905
Sawai Pharmaceutical (Japan) (A)	42,400	2,930
Shire PLC (United Kingdom)	47,995	2,504
Teva Pharmaceutical Industries, ADR (Israel)	136,430	7,585
Vitrolife AB (Sweden)	89,913	3,325

		89,719

Industrials — 9.8%
Ashtead Group PLC (United Kingdom)	454,179	5,799
BBA Aviation PLC (United Kingdom)	2,241,424	6,021
Caverion (Finland)	264,738	2,374
Geberit AG (Switzerland)	12,700	4,572
Hexagon AB, Cl B (Sweden)	88,999	3,022
Kingspan Group PLC (Ireland)	159,673	4,019
Kone OYJ, Cl B (Finland)	172,200	7,624
Konecranes OYJ (Finland)#	255,682	5,613
Loomis AB, Cl B (Sweden)	278,831	8,969
Nidec (Japan) (A)	46,400	3,108
Rational AG (Germany)	10,624	5,287
Schneider Electric SE (France)	28,858	1,720
SMC (Japan) (A)	15,500	3,584
Tomra Systems ASA (Norway)	218,992	2,097
Trevi Finanziaria Industriale SpA (Italy)#	1,245,270	1,862
YIT OYJ (Finland)#	452,738	2,479

		68,150

Information Technology — 9.5%
Alibaba Group Holding, ADR (China)*	25,495	1,754
ARM Holdings PLC, ADR (United Kingdom)	96,663	3,960
Dassault Systemes SA (France)	34,503	2,614

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Fleetmatics Group PLC (Ireland)*	90,950	$3,284
Infosys, ADR (India)	388,260	6,530
Ingenico Group (France)	46,953	4,743
Mobileye NV (Israel)*	91,928	2,984
NXP Semiconductors NV (Netherlands)*	48,616	3,463
Samsung Electronics (South Korea)	6,919	6,596
SAP SE, ADR (Germany)#	68,685	5,175
SolarEdge Technologies (Israel)*#	133,496	3,267
Tencent Holdings (Hong Kong)	346,310	6,337
Wincor Nixdorf AG (Germany)*	169,758	8,609
Wirecard AG (Germany)#	160,499	6,332

		65,648

Materials — 11.4%
BASF SE (Germany)	88,600	5,745
BHP Billiton PLC (United Kingdom)	33,699	339
BHP Billiton PLC, ADR (United Kingdom)	225,800	4,536
Hexpol AB (Sweden)	344,469	3,455
Imerys SA (France)	105,652	6,392
James Hardie Industries PLC (Australia)	297,869	3,787
LANXESS AG (Germany)	140,500	5,816
Linde AG (Germany)	41,300	5,718
Methanex (Canada)#	182,900	5,786
Randgold Resources, ADR (United Kingdom)	37,422	3,415
Rexam PLC (United Kingdom)	706,634	5,983
Showa Denko KK (Japan)	6,003,000	5,960
Solvay SA (Belgium)	79,312	7,325
Symrise AG (Germany)	130,030	8,291
Yara International ASA (Norway)	161,700	6,266

		78,814

Telecommunication Services — 3.9%
Deutsche Telekom AG (Germany)	377,461	6,314
Freenet AG (Germany)	254,219	7,553
KDDI (Japan)	361,700	9,240
Magyar Telekom Telecommunications PLC (Hungary)*	1,392,837	2,083
Safaricom (Kenya)	892,300	142
SoftBank Group (Japan) (A)	37,399	1,838

		27,170

Utilities — 0.4%
Guangdong Investment (Hong Kong)	396,000	481
Red Electrica SA (Spain)	27,635	2,185

		2,666

Total Foreign Common Stocks (Cost $644,286)		625,619

	Number of Shares	Value (000)

MONEY MARKET FUND — 8.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (D) (E)	57,830,985	$57,831

Total Money Market Fund (Cost $57,831)		57,831

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.5% (Cost $702,117)		683,450

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.3%

Money Market Fund — 5.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (D)	36,577,601	36,578

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $36,578)		36,578

TOTAL INVESTMENTS — 103.8%
(Cost $738,695)**		720,028

Other Assets & Liabilities – (3.8)%		(26,115)

TOTAL NET ASSETS — 100.0%		$693,913

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $740,852.

Gross unrealized appreciation (000)	$69,891
Gross unrealized depreciation (000)	(90,715)

Net unrealized depreciation (000)	$(20,824)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $34,992 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $38 (000) and represents 0.0% of net assets as of February 29, 2016.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,241 (000) and represents 0.6% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell*	JPY 3,385,850	$28,317	$30,314	$(1,997)

11/16	Buy*	JPY 3,385,850	28,222	30,314	2,092

					$ 95

*	Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $51,788,387 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation/Appreciation (000)
DAX Index Future	10	$2,868	03/18/16	$(346)
FTSE 100 Index Future	66	5,399	03/21/16	203
		$8,267		$(143)

  Cash in the amount of $707,791 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

  Assets in the amount of $10,160,711 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Foreign Common Stocks:

Australia	$–	$7,489	$–	$7,489

Belgium	–	12,295	–	12,295

Canada	7,908	–	–	7,908

China	5,142	3,788	–	8,930

Denmark	8,500	12,593	–	21,093

Finland	–	18,090	–	18,090

France	–	37,723	–	37,723

Germany	13,026	84,996	–	98,022

Hong Kong	–	15,325	38	15,363

Hungary	–	2,083	–	2,083

India	11,333	–	–	11,333

Ireland	8,599	11,691	–	20,290

Israel	13,836	–	–	13,836

Italy	–	7,557	–	7,557

Japan	5,093	74,086	–	79,179

Kenya	2,634	–	–	2,634

Netherlands	3,463	8,755	–	12,218

Norway	–	21,120	–	21,120

Philippines	1,934	–	–	1,934

Russia	2,829	–	–	2,829

South Africa	–	6,054	–	6,054

South Korea	–	13,494	–	13,494

Spain	–	12,492	–	12,492

Sweden		42,667	–	42,667

Switzerland	–	27,238	–	27,238

Thailand	–	16,857	–	16,857

United Kingdom	24,586	80,305	–	104,891

Money Market Fund	57,831	–	–	57,831

Short-Term Investment Purchased with Collateral From Securities Loaned	36,578	–	–	36,578

Total Assets - Investments in Securities	$203,292	$516,698	$38	$720,028

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$95	$–	$95

Total Assets - Other Financial Instruments	$–	$95	$–	$95

Liabilities:

Other Financial Instruments

Futures Contracts	$(143)	$–	$–	$(143)

Total Liabilities - Other Financial Instruments	$(143)	$–	$–	$(143)

The Fund held securities valued at $2,497 (000) as of May 31, 2015 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine-month period ended February 29, 2016. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2015 that are now being fair value adjusted as of February 29, 2016. The value of securities that were transferred to Level 2 as of February 29, 2016 is $2,374 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $8,988 (000) as of May 31, 2015 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the nine-month period ended February 29, 2016. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2015 that are now being valued based on quoted prices as of February 29, 2016. The value of the securities that were transferred to Level 1 as of February 29, 2016 is $9,606 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At February 29, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	15.1%	$104,891

Germany	14.1	98,022

Japan	11.4	79,179

Sweden	6.2	42,667

France	5.4	37,723

Switzerland	3.9	27,238

Norway	3.0	21,120

Denmark	3.0	21,093

Ireland	2.9	20,290

Finland	2.6	18,090

Thailand	2.5	16,857

Hong Kong	2.2	15,363

Israel	2.0	13,836

South Korea	2.0	13,494

Spain	1.8	12,492

Belgium	1.8	12,295

Netherlands	1.8	12,218

India	1.6	11,333

China	1.3	8,930

Canada	1.1	7,908

Italy	1.1	7,557

Australia	1.1	7,489

South Africa	0.9	6,054

Russia	0.4	2,829

Kenya	0.4	2,634

Hungary	0.3	2,083

Philippines	0.3	1,934

Total Foreign Common Stocks	90.2	625,619

Money Market Fund	8.3	57,831

Total Investments Before Collateral for Loaned Securities	98.5	683,450

Short-Term Investment Purchased with Collateral From Securities Loaned	5.3	36,578

Total Investments	103.8	720,028

Other Assets and Liabilities	(3.8)	(26,115)

Net Assets	100.0%	$693,913

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 91.1%
Consumer Discretionary — 15.8%
Bridgestone (Japan)	853	$30
CAR (Hong Kong)*	26,474	30
Compass Group PLC (United Kingdom)	2,302	40
Dufry AG (Switzerland)*	162	17
Industria de Diseno Textil SA (Spain)	1,115	34
Just Eat PLC (United Kingdom)*	6,257	33
lululemon athletica (Canada)*	297	19
LVMH Moet Hennessy Louis Vuitton SE (France)	122	20
Pandora A/S (Denmark)	340	43
Signet Jewelers (United Kingdom)	217	24
Sony, ADR (Japan)	2,118	45
SuperGroup PLC (United Kingdom)	1,205	22
TAL Education Group ADR (China)*	575	30
Toyota Motor (Japan)	551	29
XXL ASA (Norway) 144A	1,350	15
Zalando SE (Germany)* 144A	1,020	32
zooplus AG (Germany)*	81	10

		473

Consumer Staples — 11.3%
Anheuser-Busch InBev SA/NV (Belgium)	390	43
Carrefour SA (France)	1,325	35
Davide Campari-Milano SpA (Italy)	2,647	21
Heineken NV (Netherlands)	258	21
Kao (Japan)	588	30
Koninklijke Ahold NV (Netherlands)	2,564	56
Nestle SA (Switzerland)	650	45
Puregold Price Club (Philippines)	23,700	17
Reckitt Benckiser Group PLC (United Kingdom)	756	69

		337

Financials — 13.0%
AIA Group (Hong Kong)	8,732	45
Cerved Information Solutions SpA (Italy)*	1,853	15
Daito Trust Construction (Japan)	223	30
Danske Bank A/S (Denmark)	1,437	39
Deutsche Wohnen AG (Germany)	1,458	38
FinecoBank Banca Fineco SpA (Italy)	1,933	15
HDFC Bank, ADR (India)	799	42
Mitsubishi Estate (Japan)	2,363	44
Mitsui Fudosan (Japan)	1,494	35
Ping An Insurance Group of China, Cl H (China)	7,865	33
VIB Vermoegen AG (Germany)	1,248	23
Virgin Money Holdings PLC (United Kingdom)	6,118	28

		387

Healthcare — 22.5%
Bayer AG (Germany)	493	51
Clinigen Group PLC (United Kingdom)	2,598	23
CYBERDYNE (Japan)*	2,222	38
GN Store Nord A/S (Denmark)	1,421	28
Grifols SA (Spain)	2,575	56
Hoya (Japan)	1,155	42
ICON PLC (Ireland)*	655	47
Meda AB, Cl A (Sweden)	2,247	40
NMC Health PLC (United Kingdom)	2,553	31
Novo Nordisk A/S, ADR (Denmark)	1,453	75
Ono Pharmaceutical (Japan)	416	77
Roche Holding AG (Switzerland)	339	87
Sawai Pharmaceutical (Japan)	372	26
Shire PLC (United Kingdom)	421	22
Vitrolife AB (Sweden)	790	29

		672

	Number of Shares	Value (000)

Industrials — 9.8%
Ashtead Group PLC (United Kingdom)	3,991	$51
Geberit AG (Switzerland)	111	40
Hexagon AB, Cl B (Sweden)	782	27
Kingspan Group PLC (Ireland)	1,402	35
Nidec (Japan)	407	27
Rational AG (Germany)	93	46
Schneider Electric SE (France)	253	15
SMC (Japan)	136	32
Tomra Systems ASA (Norway)	1,924	18

		291

Information Technology — 12.9%
Alibaba Group Holding, ADR (China)*	224	15
ARM Holdings PLC, ADR (United Kingdom)	849	35
Dassault Systemes SA (France)	302	23
Fleetmatics Group PLC (Ireland)*	799	29
Ingenico Group (France)	412	42
Mobileye NV (Israel)*	807	26
NXP Semiconductors NV (Netherlands)*	427	30
SAP SE, ADR (Germany)	603	45
SolarEdge Technologies (Israel) (Israel)*	1,172	29
Tencent Holdings (Hong Kong)	3,043	56
Wirecard AG (Germany)	1,409	55

		385

Materials — 3.1%
Hexpol AB (Sweden)	3,026	31
James Hardie Industries PLC (Australia)	2,617	33
Randgold Resources, ADR (United Kingdom)	328	30

		94

Telecommunication Services — 2.1%
Magyar Telekom Telecommunications PLC (Hungary)*	30,026	45
SoftBank Group (Japan)	328	16

		61

Utilities — 0.6%
Red Electrica SA (Spain)	243	19

		19

Total Foreign Common Stocks (Cost $2,734)		2,719

EXCHANGE-TRADED FUNDS — 2.4%
iShares MSCI Germany ETF†	951	22
iShares MSCI United Kingdom ETF†	3,237	48

Total Exchange-Traded Funds (Cost $71)		70

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 100.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	3,000,000	$3,000

Total Money Market Fund (Cost $3,000)		3,000

TOTAL INVESTMENTS — 194.0%
(Cost $5,805)**		5,789

Other Assets & Liabilities – (94.0)%		(2,804)

TOTAL NET ASSETS — 100.0%		$2,985

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,805.

Gross unrealized appreciation (000)	$–
Gross unrealized depreciation (000)	(16)

Net unrealized depreciation (000)	$(16)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $47 (000) and represents 1.6% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$70	–	–	$70

Foreign Common Stocks:

Australia	–	33	–	33

Belgium	–	43	–	43

Canada	19	–	–	19

China	45	33	–	78

Denmark	75	110	–	185

France	–	135	–	135

Germany	114	186	–	300

Hong Kong	–	131	–	131

Hungary	–	45	–	45

India	42	–	–	42

Ireland	76	35	–	111

Israel	55	–	–	55

Italy	–	51	–	51

Japan	45	456	–	501

Netherlands	30	77	–	107

Norway	–	33	–	33

Philippines	17	–	–	17

Spain	–	109	–	109

Sweden	–	127	–	127

Switzerland	–	189	–	189

United Kingdom	120	288	–	408

Money Market Fund	3,000	–	–	3,000

Total Assets - Investments in Securities	$3,708	$2,081	$–	$5,789

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

At February 29, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

Japan	16.8%	$501

United Kingdom	13.7	408

Germany	10.1	300

Switzerland	6.3	189

Denmark	6.2	185

France	4.5	135

Hong Kong	4.4	131

Sweden	4.3	127

Ireland	3.7	111

Spain	3.7	109

Netherlands	3.6	107

China	2.6	78

Israel	1.8	55

Italy	1.7	51

Hungary	1.5	45

Belgium	1.4	43

India	1.4	42

Australia	1.1	33

Norway	1.1	33

Canada	0.6	19

Philippines	0.6	17

Total Foreign Common Stocks	91.1	2,719

Exchange-Traded Funds	2.4	70

Money Market Fund	100.5	3,000

Total Investments	194.0	5,789

Other Assets and Liabilities	(94.0)	(2,804)

Net Assets	100.0%	$2,985

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    C o r e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 14.9%
Comcast, Cl A	8,890	$513
D.R. Horton	8,530	228
Foot Locker	5,200	325
Home Depot	4,300	534
L Brands	3,560	302
NIKE, Cl B	6,540	403
O’Reilly Automotive*	1,570	409
Tractor Supply	3,550	300
Walt Disney	5,230	499
Wyndham Worldwide	4,250	310

		3,823

Consumer Staples — 11.1%
Altria Group	7,920	488
Constellation Brands, Cl A	3,680	520
CVS Health	5,300	515
Dr Pepper Snapple Group	5,810	532
Hormel Foods	6,320	269
Kroger	12,980	518

		2,842

Energy — 4.4%
Exxon Mobil	5,127	411
Schlumberger (Curacao)	6,560	470
TOTAL SA, ADR (France)#	5,590	250

		1,131

Financials — 12.2%
Ameriprise Financial	1,900	160
JPMorgan Chase	11,870	668
Lincoln National	7,530	275
Principal Financial Group	9,270	350
Public Storage REIT	1,500	374
Travelers	4,520	486
Visa, Cl A	4,160	301
Wells Fargo	10,802	507

		3,121

Healthcare — 13.3%
Aetna	2,530	275
Amgen	3,520	501
Cigna	2,070	289
Edwards Lifesciences*	6,470	563
Gilead Sciences	2,730	238
Johnson & Johnson	4,949	520
Pfizer	16,880	501
Thermo Fisher Scientific	2,320	300
Universal Health Services, Cl B	1,910	211

		3,398

Industrials — 13.6%
Alaska Air Group	3,380	250
Cintas	5,110	429
General Dynamics	2,590	353
General Electric	11,054	322
Honeywell International	4,660	472
Illinois Tool Works	3,160	298
Lockheed Martin	1,370	296
Northrop Grumman	2,970	571
Raytheon	1,980	245
Snap-on	1,660	240

		3,476

	Number of Shares	Value (000)

Information Technology — 18.1%
Accenture PLC, Cl A (Ireland)	2,930	$294
Alphabet, Cl A*	1,059	760
Apple	11,328	1,095
Check Point Software Technologies (Israel)*#	3,420	284
Cisco Systems	23,210	608
Lam Research	4,630	339
Microsoft	7,780	396
Skyworks Solutions	2,730	181
TE Connectivity (Switzerland)	6,020	343
Texas Instruments	6,510	345

		4,645

Materials — 3.8%
Celanese, Series A	5,040	304
Dow Chemical	7,320	356
PPG Industries	3,130	302

		962

Telecommunication Services — 1.9%
Verizon Communications	9,710	493

Utilities — 4.0%
American Electric Power	4,640	286
American Water Works	3,960	257
WEC Energy Group	8,380	472

		1,015

Total Common Stocks (Cost $23,677)		24,906

EXCHANGE-TRADED FUND — 1.1%
SPDR® S&P 500® ETF Trust#	1,500	290

Total Exchange-Traded Fund (Cost $298)		290

MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	267,968	268

Total Money Market Fund (Cost $268)		268

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $24,243)		25,464

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLAT-
ERAL FROM SECURITIES LOANED — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	798,806	$799

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $799)		799

TOTAL INVESTMENTS — 102.6% (Cost $25,042)**		26,263

Other Assets & Liabilities – (2.6)%		(666)

TOTAL NET ASSETS — 100.0%		$25,597

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $25,055.

Gross unrealized appreciation (000)	$2,284
Gross unrealized depreciation (000)	(1,076)

Net unrealized appreciation (000)	$1,208

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $781 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$24,906	$–	$–	$24,906

Exchange-Traded Fund	290	–	–	290

Money Market Fund	268	–	–	268

Short-Term Investment Purchased with Collateral From Securities Loaned	799	–	–	799

Total Assets - Investments in Securities	$26,263	$–	$–	$26,263

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    G r o w t h    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 22.8%
Burlington Stores*	17,600	$987
Comcast, Cl A	25,800	1,489
D.R. Horton	52,800	1,411
Foot Locker	28,500	1,781
Hasbro	12,470	946
Home Depot	22,980	2,852
L Brands	21,100	1,789
McDonald’s	12,480	1,463
NIKE, Cl B	26,200	1,614
O’Reilly Automotive*	6,000	1,562
Tractor Supply	13,280	1,123
Walt Disney	25,300	2,417
Wyndham Worldwide	20,430	1,488

		20,922

Consumer Staples — 12.6%
Altria Group	45,700	2,814
Constellation Brands, Cl A	8,050	1,139
CVS Health	17,200	1,671
Dr Pepper Snapple Group	14,860	1,360
Hormel Foods	30,860	1,312
Kroger	21,430	855
PepsiCo	24,080	2,355

		11,506

Financials — 3.4%
CBOE Holdings	14,360	897
Extra Space Storage REIT	17,300	1,421
Principal Financial Group	20,300	768

		3,086

Healthcare — 14.7%
Amgen	13,180	1,875
Cardinal Health	10,700	874
Cigna	6,610	923
Edwards Lifesciences*	20,260	1,762
Gilead Sciences	15,370	1,341
Johnson & Johnson	18,210	1,916
Mylan NV (Netherlands)*	25,730	1,160
Pfizer	35,860	1,064
Thermo Fisher Scientific	11,860	1,532
Universal Health Services, Cl B	9,620	1,062

		13,509

Industrials — 12.9%
AerCap Holdings NV (Netherlands)*	29,580	1,057
Alaska Air Group	12,610	932
Cintas	15,000	1,260
Equifax	12,540	1,315
General Dynamics	9,100	1,240
Lockheed Martin	5,040	1,088
Northrop Grumman	6,100	1,172
Raytheon	9,050	1,121
Snap-on	9,610	1,390
Southwest Airlines	30,900	1,296

		11,871

Information Technology — 25.9%
Accenture PLC, Cl A (Ireland)	13,260	1,329
Alphabet, Cl A*	5,040	3,615
Amdocs	24,400	1,385

	Number of Shares	Value (000)

Apple	46,756	$4,521
Arrow Electronics*	17,130	979
CDW	30,550	1,209
Check Point Software Technologies (Israel)*#	18,760	1,558
Cisco Systems	34,600	906
Facebook, Cl A*	19,610	2,097
Intel	30,640	907
Lam Research	19,100	1,400
Microsoft	41,090	2,091
TE Connectivity (Switzerland)	15,680	893
Texas Instruments	16,340	866

		23,756

Materials — 4.8%
Celanese, Series A	23,190	1,399
Dow Chemical	45,830	2,228
PPG Industries	7,980	771

		4,398

Telecommunication Services — 0.9%
T-Mobile US*	23,210	861

Total Common Stocks (Cost $84,753)		89,909

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A) (B)	1,636,105	1,636

Total Money Market Fund (Cost $1,636)		1,636

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $86,389)		91,545

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	1,527,507	1,528

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,528)		1,528

TOTAL INVESTMENTS — 101.5% (Cost $87,917)**		93,073

Other Assets & Liabilities – (1.5)%		(1,363)

TOTAL NET ASSETS — 100.0%		$91,710

See Notes to Schedules of Investments.

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $87,923.

Gross unrealized appreciation (000)	$8,250
Gross unrealized depreciation (000)	(3,100)

Net unrealized appreciation (000)	$5,150

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,502 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500®
E-Mini	10	$1,019	03/18/16	$(54)

Cash in the amount of $47,500 isheld by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,120,350 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$89,909	$–	$–	$89,909

Money Market Fund	1,636	–	–	1,636

Short-Term Investment Purchased with Collateral From Securities Loaned	1,528	–	–	1,528

Total Assets - Investments in Securities	$93,073	$–	$–	$93,073

Liabilities:

Other Financial Instruments

Futures Contracts	$(54)	$–	$–	$(54)

Total Liabilities - Other Financial Instruments	$(54)	$–	$–	$(54)

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    V a l u e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 7.7%
Carnival	15,370	$737
Comcast, Cl A	19,960	1,152
D.R. Horton	50,660	1,354
Foot Locker	21,760	1,360
L Brands	13,970	1,184
Walt Disney	9,470	905
Wyndham Worldwide	14,450	1,053

		7,745

Consumer Staples — 8.5%
Constellation Brands, Cl A	7,700	1,089
CVS Health	23,710	2,304
Hormel Foods	33,280	1,415
Kroger	29,530	1,178
Reynolds American	31,150	1,571
Tyson Foods, Cl A	15,410	998

		8,555

Energy — 10.6%
Chevron	18,500	1,544
Exxon Mobil	59,880	4,799
Schlumberger (Curacao)	31,320	2,246
TOTAL SA, ADR (France)	45,450	2,032

		10,621

Financials — 22.9%
AmTrust Financial Services	57,010	1,394
Cincinnati Financial	22,470	1,419
Extra Space Storage REIT	28,150	2,312
JPMorgan Chase	73,890	4,160
Lincoln National	42,450	1,551
Principal Financial Group	27,980	1,058
Prudential Financial	14,770	976
Public Storage REIT	9,980	2,490
Simon Property Group REIT	8,090	1,535
Travelers	24,680	2,653
Wells Fargo	75,740	3,554

		23,102

Healthcare — 11.8%
Aetna	13,100	1,423
Amgen	12,340	1,756
Cigna	8,000	1,117
Johnson & Johnson	23,210	2,442
Mylan NV (Netherlands)*	19,470	877
Pfizer	115,650	3,431
Teva Pharmaceutical Industries, ADR	15,070	838

		11,884

Industrials — 11.2%
Alaska Air Group	18,500	1,367
Equifax	10,440	1,095
General Dynamics	7,330	999
General Electric	88,330	2,574
Honeywell International	15,260	1,547
Northrop Grumman	11,300	2,172
Raytheon	12,490	1,547

		11,301

	Number of Shares	Value (000)

Information Technology — 10.7%
Amdocs	19,010	$1,079
CDW	31,500	1,247
Cisco Systems	93,860	2,457
Intel	66,230	1,960
Lam Research	14,450	1,059
Microsoft	40,080	2,039
TE Connectivity (Switzerland)	15,990	910

		10,751

Materials — 4.1%
AptarGroup	11,380	839
Dow Chemical	46,370	2,254
PPG Industries	11,070	1,069

		4,162

Telecommunication Services — 2.8%
AT&T	43,850	1,620
Verizon Communications	24,300	1,233

		2,853

Utilities — 7.5%
American Electric Power	25,570	1,579
American Water Works	34,630	2,245
WEC Energy Group	37,680	2,123
Xcel Energy	39,630	1,567

		7,514

Total Common Stocks (Cost $93,421)		98,488

EXCHANGE-TRADED FUND — 1.4%
iShares Russell 1000 Value ETF†	15,270	1,416

Total Exchange-Traded Fund (Cost $1,553)		1,416

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	645,309	645

Total Money Market Fund (Cost $645)		645

TOTAL INVESTMENTS — 99.8% (Cost $95,619)**		100,549

Other Assets & Liabilities – 0.2%		211

TOTAL NET ASSETS — 100.0%		$100,760

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $95,638.

Gross unrealized appreciation (000)	$9,137
Gross unrealized depreciation (000)	(4,226)

Net unrealized appreciation (000)	$4,911

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$98,488	$–	$–	$98,488

Exchange-Traded Fund	1,416	–	–	1,416

Money Market Fund	645	–	–	645

Total Assets - Investments in Securities	$100,549	$–	$–	$100,549

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M i d    C a p    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 22.7%
Advance Auto Parts	1,772	$263
American Axle & Manufacturing Holdings*	9,826	144
CarMax*	4,940	228
Dollar Tree*	4,293	344
Gildan Activewear (Canada)	8,340	216
HSN	3,157	168
Lithia Motors, Cl A	1,551	144
Madison Square Garden, Cl A*	1,311	203
MSG Networks, Cl A*	3,917	64
Polaris Industries	1,794	158

		1,932

Consumer Staples — 4.9%
Boston Beer, Cl A*	660	124
TreeHouse Foods*	3,520	297

		421

Energy — 3.2%
National Oilwell Varco	2,463	72
Oil States International*	3,908	102
World Fuel Services	2,158	101

		275

Financials — 29.4%
Affiliated Managers Group*	1,862	258
AmTrust Financial Services	13,075	320
Bank of the Ozarks	9,009	341
Credit Acceptance*#	1,190	234
Discover Financial Services	4,083	190
Eagle Bancorp*	4,876	224
Home BancShares	3,464	137
LegacyTexas Financial Group	6,615	117
National General Holdings	10,528	210
PRA Group*	8,282	202
RLI	4,369	274

		2,507

Healthcare — 2.2%
PAREXEL International*	3,190	187

Industrials — 18.0%
B/E Aerospace	3,280	143
Colfax*	3,422	87
Dover	2,216	135
EnerSys	3,290	169
Esterline Technologies*	2,123	119
Genesee & Wyoming, Cl A*	2,023	115
Norfolk Southern	2,267	166
Snap-on	708	102
TransDigm Group*	1,061	226
United Rentals*	1,130	58
Wabtec	2,998	212

		1,532

Information Technology — 17.8%
Alliance Data Systems*	885	186
FactSet Research Systems	916	138
Manhattan Associates*	6,338	350
Open Text (Canada)	3,911	195
OSI Systems*	4,673	282
Trimble Navigation*	8,228	191
WEX*	2,620	171

		1,513

Total Common Stocks (Cost $8,220)		8,367

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	165,858	$166

Total Money Market Fund (Cost $166)		166

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $8,386)		8,533

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%

Money Market Fund — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	236,660	237

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $237)		237

TOTAL INVESTMENTS — 102.9% (Cost $8,623)**		8,770

Other Assets & Liabilities – (2.9)%		(250)

TOTAL NET ASSETS — 100.0%		$8,520

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $8,624.

Gross unrealized appreciation (000)	$1,283
Gross unrealized depreciation (000)	(1,137)

Net unrealized appreciation (000)	$146

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $232 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$8,367	$–	$–	$8,367

Money Market Fund	166	–	–	166

Short-Term Investment Purchased with Collateral From Securities Loaned	237	–	–	237

Total Assets - Investments in Securities	$8,770	$–	$–	$8,770

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M i d    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 13.3%
Aaron’s	236	$ 6
Abercrombie & Fitch, Cl A	174	5
AMC Networks, Cl A*	200	13
American Eagle Outfitters	605	9
Ascena Retail Group*	797	7
Big Lots	173	7
Brinker International	195	10
Brunswick	360	15
Buffalo Wild Wings*	64	10
Cabela’s*	165	8
Cable One	14	6
CalAtlantic Group	296	9
Carter’s	148	15
Cheesecake Factory	148	7
Chico’s FAS	543	7
Cinemark Holdings	382	13
Cracker Barrel Old Country Store	77	11
CST Brands	223	7
Dana Holding	686	9
Deckers Outdoor*	110	6
Dick’s Sporting Goods	316	14
Domino’s Pizza	159	21
DreamWorks Animation SKG, Cl A*	209	5
Dunkin’ Brands Group	297	14
Foot Locker	418	26
Gentex	1,018	15
Graham Holdings, Cl B	16	8
HSN	120	6
J.C. Penney*	1,012	10
Jack in the Box	117	8
Jarden*	589	31
John Wiley & Sons, Cl A	184	8
Kate Spade*	404	8
Live Nation Entertainment*	513	11
LKQ*	1,013	28
Meredith	122	5
Murphy USA*	118	8
New York Times, Cl A	413	5
NVR*	11	18
Office Depot*	2,077	11
Panera Bread, Cl A*	72	15
Polaris Industries	273	24
Service Corporation International	703	17
Skechers U.S.A., Cl A*	427	14
Sotheby’s	268	6
Tempur Sealy International*	225	13
Thor Industries	148	8
Time	415	6
Toll Brothers*	657	18
TRI Pointe Group*	586	6
Tupperware Brands	184	9
Vista Outdoor*	185	9
Wendy’s	628	6
Williams-Sonoma	358	19

		610

Consumer Staples — 3.7%
Avon Products	1,661	6
Boston Beer, Cl A*	34	6
Casey’s General Stores	109	12
Dean Foods	256	5

	Number	Value
	of Shares	(000)

Edgewell Personal Care	213	$ 16
Energizer Holdings	221	9
Flowers Foods	639	11
Hain Celestial Group*	430	16
Ingredion	200	20
Lancaster Colony	63	6
Post Holdings*	205	14
SUPERVALU*	1,215	6
TreeHouse Foods*	137	12
United Natural Foods*	192	6
WhiteWave Foods*	589	23

		168

Energy — 3.1%
Dril-Quip*	127	7
Energen	387	10
Gulfport Energy*	356	8
HollyFrontier	823	28
Nabors Industries (Bermuda)	1,384	10
Noble PLC	1,215	10
Oceaneering International	395	11
Patterson-UTI Energy	543	8
QEP Resources	587	6
Rowan PLC, Cl A	568	8
SM Energy	507	5
Superior Energy Services	730	7
Western Refining	290	8
World Fuel Services	227	11
WPX Energy*	1,082	4

		141

Financials — 24.0%
Alexander & Baldwin	171	6
Alexandria Real Estate Equities REIT	254	20
Alleghany*	50	23
American Campus Communities REIT	304	13
American Financial Group	225	15
Arthur J Gallagher	600	24
Aspen Insurance Holdings (Bermuda)	187	8
Associated Banc	509	9
BancorpSouth	316	6
Bank of Hawaii	138	9
Bank of the Ozarks	270	10
Brown & Brown	373	12
Camden Property Trust REIT	263	20
Care Capital Properties REIT	285	8
Cathay General Bancorp	264	7
CBOE Holdings	252	16
CNO Financial Group	651	11
Commerce Bancshares	282	12
Communications Sales & Leasing REIT	384	7
Corporate Office Properties Trust REIT	283	7
Corrections Corp of America REIT	364	11
Cullen/Frost Bankers	236	11
Douglas Emmett REIT	439	12
Duke Realty REIT	1,061	22
East West Bancorp	555	17
Eaton Vance	450	13
Endurance Specialty Holdings (Bermuda)	188	12
Equity One REIT	211	6
Everest Re Group (Bermuda)	135	25
Federated Investors, Cl B	359	9

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
First American Financial	368	$ 14
First Horizon National	846	10
First Niagara Financial Group	1,171	11
FirstMerit	482	10
Fulton Financial	560	7
Hancock Holding	278	6
Hanover Insurance Group	137	11
Highwoods Properties REIT	278	12
Hospitality Properties Trust REIT	542	13
Janus Capital Group	559	7
Jones Lang LaSalle	158	16
Kemper	163	4
Kilroy Realty REIT	328	18
Lamar Advertising, Cl A REIT	250	14
LaSalle Hotel Properties REIT	467	11
Liberty Property Trust REIT	506	15
Mack-Cali Realty REIT	303	6
MarketAxess Holdings	94	11
Mercury General	117	6
Mid-America Apartment Communities REIT	209	19
MSCI	304	22
National Retail Properties REIT	346	15
New York Community Bancorp	1,596	24
Old Republic International	721	13
Omega Healthcare Investors REIT	539	17
PacWest Bancorp	412	13
Post Properties REIT	162	9
Primerica	168	7
Prosperity Bancshares	232	9
Raymond James Financial	507	22
Rayonier REIT	426	9
Regency Centers REIT	256	18
Reinsurance Group of America	219	20
RenaissanceRe Holdings (Bermuda)	133	15
Royal Bank of Canada	1	–
SEI Investments	558	21
Senior Housing Properties Trust REIT	781	12
Signature Bank*	163	21
SLM*	1,497	9
Sovran Self Storage REIT	93	10
StanCorp Financial Group	127	15
Stifel Financial*	293	9
SVB Financial Group*	200	18
Synovus Financial	422	11
Tanger Factory Outlet Centers REIT	303	10
Taubman Centers REIT	189	13
TCF Financial	679	8
Trustmark	223	5
UDR REIT	789	27
Umpqua Holdings	802	12
Urban Edge Properties REIT	266	7
Valley National Bancorp	790	7
W.R. Berkley	333	17
Waddell & Reed Financial, Cl A	399	9
Washington Federal	324	7
Webster Financial	313	11
Weingarten Realty Investors REIT	335	12
WisdomTree Investments	544	7
WP GLIMCHER REIT	708	6

		1,099

	Number	Value
	of Shares	(000)

Healthcare — 9.4%
Akorn*	318	$ 9
Align Technology*	208	14
Allscripts Healthcare Solutions*	595	8
Amsurg*	147	10
Bio-Rad Laboratories, Cl A*	67	9
Bio-Techne	122	11
Catalent*	361	9
Centene*	358	20
Charles River Laboratories International*	141	10
Community Health Systems*	491	7
Cooper	162	23
DENTSPLY International	298	18
Health Net*	228	14
Hill-Rom Holdings	179	8
Hologic*	841	29
IDEXX Laboratories*	286	21
LifePoint Health*	141	9
LivaNova PLC (United Kingdom)*	138	8
MEDNAX*	319	21
Mettler-Toledo International*	85	27
Molina Healthcare*	147	9
Owens & Minor	184	7
PAREXEL International*	176	10
ResMed	404	23
STERIS PLC (United Kingdom)	281	18
Teleflex	119	17
United Therapeutics*	171	21
VCA*	263	13
WellCare Health Plans*	145	13
West Pharmaceutical Services	218	14

		430

Industrials — 15.2%
A.O. Smith	241	17
Acuity Brands	139	29
AECOM*	514	14
AGCO	250	12
Alaska Air Group	441	33
B/E Aerospace	364	16
Carlisle	216	19
CEB	126	7
CLARCOR	161	8
Clean Harbors*	170	7
Copart*	358	13
Crane	158	8
Deluxe	170	10
Donaldson	412	12
Esterline Technologies*	101	6
Fortune Brands Home & Security	529	27
FTI Consulting*	143	5
GATX	146	6
Genesee & Wyoming, Cl A*	212	12
Graco	178	14
Herman Miller	211	5
HNI	177	6
Hubbell	189	19
Huntington Ingalls Industries	134	18
IDEX	250	19
ITT	310	11
JetBlue Airways*	1,068	23
KBR	558	8

See Notes to Schedules of Investments.

P N C    M i d    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Kennametal	377	$ 8
Kirby*	209	12
KLX*	211	6
Landstar System	149	9
Lennox International	132	17
Lincoln Electric Holdings	224	12
ManpowerGroup	274	21
MSC Industrial Direct, Cl A	147	10
Nordson	197	14
NOW*	398	6
Old Dominion Freight Line*	234	15
Orbital ATK	170	14
Oshkosh	304	10
Regal-Beloit	148	8
Rollins	296	8
RR Donnelley & Sons	687	10
Teledyne Technologies*	122	10
Terex	299	7
Timken	247	7
Toro	164	13
Trinity Industries	556	9
Triumph Group	260	8
Valmont Industries	71	8
Wabtec	364	26
Waste Connections	334	21
Watsco	85	11
Woodward	173	8

		692

Information Technology — 16.4%
ACI Worldwide*	443	8
Acxiom*	275	6
ANSYS*	288	24
ARRIS International PLC (United Kingdom)*	652	16
Arrow Electronics*	305	17
Atmel	1,268	10
Avnet	449	19
Belden	164	9
Broadridge Financial Solutions	381	21
Cadence Design Systems*	981	21
CDK Global	545	24
Ciena*	460	9
Cognex	283	11
CommVault Systems*	130	5
Convergys	306	8
CoreLogic*	291	10
Cree*	294	9
Cypress Semiconductor*	1,338	11
Diebold	236	6
DST Systems	111	12
FactSet Research Systems	142	21
Fair Isaac	86	9
Fairchild Semiconductor International*	283	6
FEI	137	11
Fortinet*	563	16
Gartner*	251	21
Global Payments	447	27
Ingram Micro, Cl A	498	18
Integrated Device Technology*	594	12
InterDigital	116	6
Intersil, Cl A	412	5

	Number	Value
	of Shares	(000)

IPG Photonics*	118	$ 10
Jabil Circuit	683	14
Jack Henry & Associates	226	19
Keysight Technologies*	677	18
Leidos Holdings	217	9
Lexmark International, Cl A	202	6
Manhattan Associates*	258	14
MAXIMUS	226	11
Mentor Graphics	434	8
National Instruments	326	9
NCR*	587	14
NetScout Systems*	500	10
Plantronics	171	6
Polycom*	515	5
PTC*	405	13
Rackspace Hosting*	482	10
Science Applications International	140	6
Silicon Laboratories*	123	5
Solera Holdings	201	11
SunEdison*	2,378	5
Synaptics*	122	10
Synopsys*	530	24
Tech Data*	114	8
Teradyne	655	13
Trimble Navigation*	852	20
Tyler Technologies*	110	13
Ultimate Software Group*	94	16
VeriFone Systems*	443	11
WEX*	153	10
Zebra Technologies, Cl A*	208	13

		749

Materials — 6.5%
Albemarle	320	18
AptarGroup	185	14
Ashland	225	21
Bemis	273	13
Cabot	188	8
Carpenter Technology	195	6
Commercial Metals	134	2
Compass Minerals International	116	8
Domtar	241	8
Eagle Materials	197	12
Louisiana-Pacific*	484	8
Minerals Technologies	151	8
NewMarket	33	12
Olin	560	8
Packaging Corporation of America	384	19
PolyOne	334	9
Reliance Steel & Aluminum	226	14
Royal Gold	289	13
RPM International	461	19
Scotts Miracle-Gro, Cl A	134	9
Sensient Technologies	154	9
Silgan Holdings	128	7
Sonoco Products	320	14
Steel Dynamics	760	14
United States Steel	700	6
Valspar	231	18

		297

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Telecommunication Services — 0.2%
Telephone & Data Systems	312	$8

Utilities — 4.8%
Alliant Energy	303	21
Aqua America	473	14
Atmos Energy	263	18
Black Hills	123	7
Cleco	180	8
Great Plains Energy	428	13
Hawaiian Electric Industries	311	9
IDACORP	142	10
MDU Resources Group	630	12
National Fuel Gas	287	13
OGE Energy	622	16
ONE Gas	127	7
PNM Resources	211	7
Questar	424	11
UGI	525	19
Vectren	248	11
Westar Energy	377	16
WGL Holdings	133	9

		221

Total Common Stocks (Cost $4,505)		4,415

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P MidCap 400® ETF Trust	226	55

Total Exchange-Traded Fund (Cost $62)		55

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	102,075	$102

Total Money Market Fund (Cost $102)		102

TOTAL INVESTMENTS — 100.0% (Cost $4,669)**		4,572

Other Assets & Liabilities – 0.0%		2

TOTAL NET ASSETS — 100.0%		$4,574

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,827.

Gross unrealized appreciation (000)	$138
Gross unrealized depreciation (000)	(393)

Net unrealized depreciation (000)	$(255)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$4,415	$–	$–	$4,415

Exchange-Traded Fund	55	–	–	55

Money Market Fund	102	–	–	102

Total Assets - Investments in Securities	$4,572	$–	$–	$4,572

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    C o r e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 95.8%
Consumer Discretionary — 14.2%
Bloomin’ Brands	50,185	$868
Bright Horizons Family Solutions*	27,020	1,712
Buffalo Wild Wings*	6,605	1,048
Cavco Industries*	20,978	1,702
Century Communities*	63,357	997
Cheesecake Factory	12,856	642
Churchill Downs	15,669	2,125
Gannett	120,979	1,846
Helen of Troy (Bermuda)*	11,706	1,116
NACCO Industries, Cl A	31,436	1,553
Papa John’s International	18,683	1,086
Pool	26,226	2,105
Sonic	49,504	1,454
Standard Motor Products	41,436	1,248
Wolverine World Wide	55,527	1,051

		20,553

Consumer Staples — 3.5%
Cal-Maine Foods#	13,612	727
Fresh Del Monte Produce (Cayman Islands)	28,581	1,146
Ingles Markets, Cl A	28,640	966
SpartanNash	36,431	1,000
TreeHouse Foods*	13,927	1,176

		5,015

Energy — 1.7%
DHT Holdings	217,348	1,267
Par Pacific Holdings*#	62,237	1,226

		2,493

Financials — 25.0%
Allied World Assurance Company Holdings AG (Switzerland)	18,896	612
American Assets Trust REIT	23,374	867
Argo Group International Holdings (Bermuda)	35,819	1,996
Banco Macro SA, ADR (Argentina)*	25,049	1,683
Banner	36,211	1,438
Capital Bank Financial, Cl A	68,909	2,029
Care Capital Properties REIT	51,574	1,367
CenterState Banks	105,540	1,478
Employers Holdings	62,926	1,747
Essent Group (Bermuda)*	34,536	665
FBL Financial Group, Cl A	20,465	1,177
Fidelity Southern	63,462	951
First Financial Bancorp	91,585	1,536
First Merchants	34,745	771
First Midwest Bancorp	38,794	648
KCG Holdings, Cl A*	151,906	1,606
Maiden Holdings (Bermuda)	129,709	1,553
Mercantile Bank	61,394	1,386
OM Asset Management PLC (United Kingdom)	101,635	1,159
Opus Bank	42,642	1,376
Pinnacle Financial Partners	21,490	996
Post Properties REIT	13,718	764
PS Business Parks REIT	16,339	1,500
Ryman Hospitality Properties REIT	27,367	1,310
South State	37,426	2,337
Summit Hotel Properties REIT	71,999	778
Wilshire Bancorp	136,506	1,343

	Number	Value
	of Shares	(000)

WSFS Financial	34,382	$1,042

		36,115

Healthcare — 13.6%
Amsurg*	21,382	1,455
ANI Pharmaceuticals*#	34,936	1,155
BioSpecifics Technologies*	23,078	819
Cantel Medical	39,339	2,503
Dyax* (A) (B)	51,786	58
FibroGen*	26,945	467
ICON PLC (Ireland)*	30,323	2,158
INC Research Holdings, Cl A*	15,967	634
Molina Healthcare*	22,876	1,419
Natus Medical*	29,291	1,064
Neurocrine Biosciences*	16,723	615
Omnicell*	42,174	1,154
PAREXEL International*	15,103	886
REGENXBIO*#	81,099	984
Select Medical Holdings	105,905	1,037
Team Health Holdings*	19,641	876
U.S. Physical Therapy	29,598	1,500
Vascular Solutions*	31,941	960

		19,744

Industrials — 11.8%
AECOM*	39,867	1,095
American Woodmark*	13,668	933
Barrett Business Services	14,483	506
Comfort Systems USA	55,479	1,556
Curtiss-Wright	17,679	1,248
Douglas Dynamics	38,594	755
Federal Signal	99,901	1,185
General Cable	76,774	659
Multi-Color	22,466	1,094
National Presto Industries	19,028	1,549
Toro	31,517	2,512
Universal Forest Products	36,181	2,776
Wabash National*	102,773	1,205

		17,073

Information Technology — 16.8%
Aspen Technology*	46,011	1,517
CACI International, Cl A*	12,779	1,235
CoreLogic*	51,650	1,787
Euronet Worldwide*	27,605	1,809
Fleetmatics Group PLC (Ireland)*	25,558	923
GSI Group (Canada)*	120,902	1,556
Manhattan Associates*	16,673	921
MAXIMUS	15,238	749
Mellanox Technologies*	46,767	2,376
Microsemi*	67,434	2,335
Net 1 UEPS Technologies*	81,687	746
Sanmina*	30,792	634
Silicon Laboratories*	32,880	1,356
SS&C Technologies Holdings	15,812	922
Synaptics*	23,775	1,931
Tech Data*	22,274	1,568
Tyler Technologies*	15,765	1,897

		24,262

Materials — 5.8%
AEP Industries	31,559	2,484

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Graphic Packaging Holding	58,150	$717
Minerals Technologies	17,794	904
Neenah Paper	15,611	946
PolyOne	30,363	817
Sonoco Products	46,221	2,020
Trecora Resources*	55,394	535

		8,423

Telecommunication Services — 0.6%
8x8*	77,896	906

Utilities — 2.8%
American States Water	49,824	2,113
WGL Holdings	27,989	1,909

		4,022

Total Common Stocks (Cost $137,878)		138,606

MASTER LIMITED PARTNERSHIPS — 2.6%
Energy — 2.1%
Shell Midstream Partners LP	19,498	693
Valero Energy Partners LP#	48,692	2,268

		2,961

Financials — 0.5%
Ares Management LP	62,811	748

Total Master Limited Partnerships (Cost $4,178)		3,709

MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	1,980,444	1,980

Total Money Market Fund (Cost $1,980)		1,980

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $144,036)		144,295

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.2%
Money Market Fund — 3.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	4,711,277	$4,711

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $4,711)		4,711

TOTAL INVESTMENTS — 103.0% (Cost $148,747)**		149,006

Other Assets & Liabilities – (3.0)%		(4,378)

TOTAL NET ASSETS — 100.0%		$144,628

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $148,943.

Gross unrealized appreciation (000)	$10,055
Gross unrealized depreciation (000)	(9,992)

Net unrealized appreciation (000)	$63

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $4,463 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $58 (000) and represents 0.0% of net assets as of February 29, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    C o r e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Common Stocks	$138,548	$–	$58	$138,606

Master Limited Partnerships	3,709	–	–	3,709

Money Market Fund	1,980	–	–	1,980

Short-Term Investment Purchased with Collateral From Securities Loaned	4,711	–	–	4,711

Total Assets - Investments in Securities	$148,948	$–	$58	$149,006

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 16.0%
American Axle & Manufacturing Holdings*	49,330	$721
Bright Horizons Family Solutions*	18,776	1,190
Brinker International	7,987	398
Cato, Cl A	10,073	365
Cavco Industries*	8,756	710
Churchill Downs	6,008	815
Chuy’s Holdings*	11,602	372
Cooper Tire & Rubber	12,500	491
Cracker Barrel Old Country Store#	3,359	497
Denny’s*	65,148	673
Francesca’s Holdings*	52,170	943
Gentherm*	12,873	537
Grand Canyon Education*	16,409	640
Helen of Troy (Bermuda)*	11,015	1,050
Pool	11,160	896
Thor Industries	9,750	540
Vail Resorts	7,773	990
ZAGG*	74,096	772

		12,600

Consumer Staples — 2.9%
Fresh Del Monte Produce (Cayman Islands)	23,982	962
J&J Snack Foods	3,583	397
Pinnacle Foods	21,399	924

		2,283

Energy — 0.3%
Western Refining	8,163	218

Financials — 11.7%
Anchor BanCorp Wisconsin*	12,743	532
BNC Bancorp	30,505	619
Capital Bank Financial, Cl A	26,133	770
Cardinal Financial	24,846	479
Employers Holdings	24,856	690
First Commonwealth Financial	43,003	369
Heritage Financial	48,160	840
Horace Mann Educators	15,950	491
Maiden Holdings (Bermuda)	88,187	1,056
MarketAxess Holdings	5,102	604
Morningstar	10,265	815
Navigators Group*	8,875	719
OM Asset Management PLC (United Kingdom)	66,829	762
Sovran Self Storage REIT	4,477	476

		9,222

Healthcare — 21.9%
ABIOMED*	3,619	290
Amsurg*	16,859	1,147
Anacor Pharmaceuticals*	4,415	282
BioSpecifics Technologies*	16,893	600
Cantel Medical	20,141	1,282
Chemed	6,375	819
Concert Pharmaceuticals*	24,894	320
Dyax* (A) (B)	28,169	31
Eagle Pharmaceutical*#	6,200	393
Globus Medical, Cl A*	25,606	622
Hill-Rom Holdings	10,328	479
ICON PLC (Ireland)*	14,185	1,009
INC Research Holdings, Cl A*	20,439	811
LifePoint Health*	8,283	516

	Number	Value
	of Shares	(000)

Ligand Pharmaceuticals*	8,363	$772
Medidata Solutions*	11,581	400
Molina Healthcare*	19,943	1,237
Momenta Pharmaceuticals*	83,002	698
Myriad Genetics*	8,278	290
Natus Medical*	22,867	830
Neurocrine Biosciences*	20,353	749
Omnicell*	30,885	845
PAREXEL International*	8,694	510
Prestige Brands Holdings*	6,862	336
STERIS PLC (United Kingdom)	4,915	316
Team Health Holdings*	9,297	414
Teleflex	3,729	533
West Pharmaceutical Services	7,215	447
Xencor*#	32,734	360

		17,338

Industrials — 13.6%
Actuant, Cl A	26,029	609
AZZ	9,096	459
Comfort Systems USA	38,283	1,074
Curtiss-Wright	11,197	790
Douglas Dynamics	20,984	411
Dycom Industries*	9,546	544
Federal Signal	58,182	690
Global Brass & Copper Holdings	25,923	571
John Bean Technologies	25,730	1,353
Matthews International, Cl A	25,959	1,230
Mueller Industries	27,944	733
Multi-Color	8,188	399
National Presto Industries	8,688	707
Patrick Industries*	9,078	401
Teledyne Technologies*	3,967	338
Toro	5,751	458

		10,767

Information Technology — 23.2%
Ambarella (Cayman Islands)*#	6,237	289
Aspen Technology*	22,936	756
Cardtronics*	25,377	856
Cray*	21,335	905
Euronet Worldwide*	17,163	1,125
ExlService Holdings*	25,642	1,208
Fair Isaac	10,724	1,067
Guidewire Software*	6,220	306
Ingram Micro, Cl A	30,230	1,082
Integrated Device Technology*	13,546	263
j2 Global	9,538	697
Jabil Circuit	24,763	516
LogMeIn*	5,124	261
Luxoft Holding (British Virgin Islands)*	8,271	420
Manhattan Associates*	16,539	914
Methode Electronics	15,847	453
Microsemi*	44,633	1,546
RingCentral, Cl A*	29,338	543
Sapiens International NV (Curacao)*	57,250	675
SS&C Technologies Holdings	11,313	659
Synaptics*	8,902	723
Syntel*	17,236	788
Teradyne	50,586	965
Tyler Technologies*	4,644	559

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
Virtusa*	22,325	$790

		18,366

Materials — 6.4%
AEP Industries	7,840	617
AptarGroup	15,604	1,150
Graphic Packaging Holding	37,548	463
Innospec	20,421	886
Neenah Paper	19,166	1,161
U.S. Concrete*	14,076	757

		5,034

Telecommunication Services — 1.3%
General Communication, Cl A*	53,517	1,022

Total Common Stocks (Cost $73,551)		76,850

MASTER LIMITED PARTNERSHIP — 1.3%
Energy — 1.3%
Shell Midstream Partners LP	28,082	998

Total Master Limited Partnership (Cost $916)		998

MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	1,150,799	1,151

Total Money Market Fund (Cost $1,151)		1,151

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $75,618)		78,999

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
Money Market Fund — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	1,263,080	$1,263

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,263)		1,263

TOTAL INVESTMENTS — 101.6% (Cost $76,881)**		80,262

Other Assets & Liabilities – (1.6)%		(1,266)

TOTAL NET ASSETS — 100.0%		$78,996

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $76,889.

Gross unrealized appreciation (000)	$7,317
Gross unrealized depreciation (000)	(3,944)

Net unrealized appreciation (000)	$3,373

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,220 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents 0.0% of net assets as of February 29, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$76,819	$–	$31	$76,850
Master Limited Partnership	998	–	–	998
Money Market Fund	1,151	–	–	1,151
Short-Term Investment Purchased with Collateral From Securities Loaned	1,263	–	–	1,263

Total Assets - Investments in Securities	$80,231	$–	$31	$80,262

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 94.7%
Consumer Discretionary — 8.4%
American Axle & Manufacturing Holdings*	13,723	$201
Churchill Downs	1,216	165
Cooper-Standard Holding*	1,544	113
Denny’s*	22,376	231
LGI Homes*#	3,605	86
Lithia Motors, Cl A	1,891	175
Monro Muffler Brake	1,969	135
Outerwall#	3,177	99
Pool	2,952	237
Smith & Wesson Holding*	4,730	120
Starz, Cl A*	6,253	157
Winmark	3,553	344

		2,063

Consumer Staples — 3.2%
B&G Foods	9,054	313
SpartanNash	9,863	271
Universal	3,559	194

		778

Energy — 3.4%
BP Prudhoe Bay Royalty Trust#	7,052	184
Nordic American Tankers (Bermuda)#	46,634	645

		829

Financials — 43.1%
AG Mortgage Investment Trust REIT	20,226	249
American Capital Mortgage Investment REIT	11,402	158
Ares Commercial Real Estate REIT	60,217	587
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	15,442	330
BankFinancial	23,248	280
BBCN Bancorp	15,897	227
Brookline Bancorp	21,552	226
BSB Bancorp*	14,238	312
Camden National	2,678	104
Cardinal Financial	23,144	446
Cash America International	3,980	134
Citizens & Northern	17,120	341
CNO Financial Group	11,082	193
Community Bank System	4,256	158
CoreSite Realty REIT	2,228	144
CYS Investments REIT	77,566	608
Dime Community Bancshares	26,731	455
DuPont Fabros Technology REIT	7,585	270
Dynex Capital REIT	37,876	240
EMC Insurance Group	4,511	109
Fidelity Southern	8,640	130
First Commonwealth Financial	29,089	250
FirstMerit	8,141	160
FNB	9,387	115
Fox Chase Bancorp	14,877	285
Fulton Financial	24,882	314
Heartland Financial USA	4,902	144
Heritage Commerce	9,961	93
Home BancShares	3,832	151
HomeTrust Bancshares*	5,400	95
Horace Mann Educators	6,406	197
Interactive Brokers Group, Cl A	3,314	113
Lakeland Bancorp	10,540	105
Lakeland Financial	6,227	266

	Number	Value
	of Shares	(000)

Maiden Holdings (Bermuda)	38,130	$456
Monmouth Real Estate Investment REIT	20,745	230
National Penn Bancshares	23,023	256
New York Mortgage Trust REIT#	102,542	429
ProAssurance	3,568	176
S&T Bancorp	6,222	157
Stonegate Bank	3,577	103
Territorial Bancorp	9,511	245
Umpqua Holdings	7,891	119
Waterstone Financial	6,765	96
Western Asset Mortgage Capital REIT#	11,054	119
Wintrust Financial	5,356	228

		10,603

Healthcare — 4.5%
Cambrex*	5,023	194
Exelixis*#	39,769	145
INC Research Holdings, Cl A*	4,683	186
Landauer	4,503	131
Meridian Bioscience	4,577	92
MiMedx Group*#	18,774	155
Supernus Pharmaceuticals*	15,431	193

		1,096

Industrials — 8.2%
AAR	8,631	184
American Woodmark*	2,823	193
Barrett Business Services	4,154	145
Comfort Systems USA	5,448	153
EMCOR Group	2,783	128
General Cable	15,442	133
Global Brass & Copper Holdings	9,714	214
Healthcare Services Group	3,055	108
Huntington Ingalls Industries	591	77
Navigant Consulting*	13,150	200
Ritchie Bros. Auctioneers (Canada)	5,991	143
RPX*	14,616	145
Viad	7,179	203

		2,026

Information Technology — 12.5%
Alliance Fiber Optic Products*	8,342	115
AVG Technologies NV (Netherlands)*	5,646	108
Bel Fuse, Cl B	6,650	99
Benchmark Electronics*	8,581	186
Canadian Solar (Canada)*	17,847	406
Celestica (Canada)*	20,948	215
EVERTEC (Puerto Rico)	10,566	126
LogMeIn*	3,633	185
ManTech International, Cl A	3,987	116
Net 1 UEPS Technologies*	13,727	125
PC Connection*	6,384	158
Plexus*	5,479	199
Polycom*	16,492	172
Sanmina*	15,520	320
Tech Data*	3,319	234
Tessera Technologies	4,794	141
Xcerra*	31,304	179

		3,084

Materials — 2.5%
Braskem SA, ADR (Brazil)	16,097	203

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Chase	2,533	$119
Dominion Diamond (Canada)	11,280	118
Handy & Harman*	7,070	141
Olympic Steel	4,068	44

		625

Telecommunication Services — 0.6%
Shenandoah Telecommunications	6,014	145

Utilities — 8.3%
Cleco	4,161	191
El Paso Electric	4,891	200
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*	5,875	99
Just Energy Group (Canada)	33,995	199
Laclede Group	2,933	192
NorthWestern	5,189	308
Otter Tail	8,400	230
Piedmont Natural Gas	7,905	469
Unitil	4,212	166

		2,054

Total Common Stocks (Cost $25,185)		23,303

MASTER LIMITED PARTNERSHIPS — 3.3%
Energy — 1.3%
Holly Energy Partners LP	7,217	212
NGL Energy Partners LP	15,129	123

		335

Financials — 2.0%
Carlyle Group LP#	31,586	487

Total Master Limited Partnerships (Cost $1,310)		822

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUND — 1.0%
iShares Russell 2000 ETF†#	2,486	$256

Total Exchange-Traded Fund (Cost $281)		256

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	220,076	220

Total Money Market Fund (Cost $220)		220

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $26,996)		24,601

SHORT-TERM INVESTMENT PURCHASED WITH COLLAT- ERAL FROM SECURITIES LOANED — 8.9%
Money Market Fund — 8.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	2,177,070	2,177

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,177)		2,177

TOTAL INVESTMENTS — 108.8% (Cost $29,173)**		26,778

Other Assets & Liabilities – (8.8)%		(2,163)

TOTAL NET ASSETS — 100.0%		$24,615

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $29,138.

Gross unrealized appreciation (000)	$1,132
Gross unrealized depreciation (000)	(3,492)

Net unrealized depreciation (000)	$(2,360)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,129 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    M u l t i – F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Common Stocks	$23,303	$–	$–	$23,303
Master Limited Partnerships	822	–	–	822
Money Market Fund	220	–	–	220
Exchange-Traded Fund	256	–	–	256
Short-Term Investment Purchased with Collateral From Securities Loaned	2,177	–	–	2,177

Total Assets - Investments in Securities	$26,778	$–	$–	$26,778

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 12.9%
Advance Auto Parts	686	$102
Amazon.com*	3,631	2,006
AutoNation*	737	38
AutoZone*	292	226
Bed Bath & Beyond*	1,673	80
Best Buy	2,535	82
BorgWarner	2,194	72
Cablevision Systems, Cl A	1,933	63
CarMax*	2,116	98
Carnival	4,288	206
CBS, Cl B	4,191	203
Chipotle Mexican Grill*	281	143
Coach	2,594	101
Comcast, Cl A	22,858	1,320
D.R. Horton	3,113	83
Darden Restaurants	1,158	74
Delphi Automotive PLC (Jersey)	2,699	180
Discovery Communications, Cl A*	1,367	34
Discovery Communications, Cl C*	2,502	62
Dollar General	2,935	218
Dollar Tree*	2,127	171
Expedia	1,112	116
Ford Motor	36,817	461
Fossil Group*	464	22
GameStop, Cl A	1,239	38
Gap	2,561	71
Garmin (Switzerland)	993	40
General Motors	13,259	390
Genuine Parts	1,397	126
Goodyear Tire & Rubber	2,183	66
H&R Block	2,513	83
Hanesbrands	3,670	105
Harley-Davidson	2,013	87
Harman International Industries	623	48
Hasbro	1,053	80
Home Depot	12,035	1,494
Interpublic Group	3,813	82
Johnson Controls	5,977	218
Kohl’s	1,956	91
L Brands	2,460	209
Leggett & Platt	1,244	56
Lennar, Cl A	1,434	60
Lowe’s	8,599	581
Macy’s	3,153	136
Marriott International, Cl A#	1,942	132
Mattel	3,097	101
McDonald’s	8,673	1,016
Michael Kors Holdings (Hong Kong)*	1,719	97
Mohawk Industries*	561	101
Netflix*	4,037	377
Newell Rubbermaid	2,530	96
News, Cl A	4,465	48
News, Cl B	1,048	12
NIKE, Cl B	12,564	774
Nordstrom#	1,411	72
Omnicom Group	2,426	189
O’Reilly Automotive*	929	242
Priceline Group*	473	598
PulteGroup	2,887	50
PVH	723	57
Ralph Lauren	586	53

	Number	Value
	of Shares	(000)

Ross Stores	3,833	$211
Royal Caribbean Cruises (Liberia)	1,540	115
Scripps Networks Interactive, Cl A	848	50
Signet Jewelers (Bermuda)	768	83
Staples	5,942	56
Starbucks	13,992	814
Starwood Hotels & Resorts Worldwide	1,740	120
Target	5,993	470
TEGNA	2,053	51
Tiffany	1,160	75
Time Warner	7,620	504
Time Warner Cable	2,675	511
TJX	6,414	475
Tractor Supply	1,312	111
TripAdvisor*	1,021	64
Twenty-First Century Fox, Cl A	11,519	311
Twenty-First Century Fox, Cl B	4,177	113
Under Armour, Cl A*	1,701	142
Urban Outfitters*	1,065	28
VF	3,178	207
Viacom, Cl B	3,503	129
Walt Disney	14,366	1,372
Whirlpool	734	114
Wyndham Worldwide	1,101	80
Wynn Resorts	757	62
Yum! Brands	4,064	295

		20,800

Consumer Staples — 10.6%
Altria Group	18,520	1,140
Archer-Daniels-Midland	5,927	207
Brown-Forman, Cl B	1,006	99
Campbell Soup	1,648	102
Church & Dwight	1,239	113
Clorox	1,170	148
Coca-Cola	36,971	1,595
Coca-Cola Enterprises	2,254	109
Colgate-Palmolive	8,415	552
ConAgra Foods	3,735	157
Constellation Brands, Cl A	1,554	220
Costco Wholesale	4,059	609
CVS Health	10,459	1,016
Dr Pepper Snapple Group	1,947	178
Estee Lauder, Cl A	2,080	190
General Mills	5,492	323
Hershey	1,397	127
Hormel Foods	2,502	106
J.M. Smucker	1,170	149
Kellogg	2,242	166
Keurig Green Mountain	1,180	109
Kimberly-Clark	3,389	442
Kraft Heinz	5,585	430
Kroger	9,350	373
McCormick	1,210	113
Mead Johnson Nutrition	1,868	138
Molson Coors Brewing, Cl B	1,437	123
Mondelez International, Cl A	15,189	616
Monster Beverage*	1,380	173
PepsiCo	13,614	1,332
Philip Morris International	14,634	1,332
Procter & Gamble	25,697	2,063
Reynolds American	7,585	383

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Staples — continued
Sysco	4,959	$219
Tyson Foods, Cl A	2,616	169
Walgreens Boots Alliance	8,414	664
Wal-Mart Stores	14,868	986
Whole Foods Market	3,391	106

		17,077

Energy — 6.5%
Anadarko Petroleum	4,591	174
Apache	3,635	139
Baker Hughes	3,989	171
Cabot Oil & Gas	3,907	79
California Resources	679	–
Cameron International*	1,790	117
Chesapeake Energy#	4,889	13
Chevron	17,777	1,483
Cimarex Energy	817	69
Columbia Pipeline Group	3,113	56
Concho Resources*	1,227	111
ConocoPhillips	11,662	395
CONSOL Energy#	2,084	18
Devon Energy	3,421	67
Diamond Offshore Drilling	630	13
Ensco PLC, Cl A (United Kingdom)	2,110	18
EOG Resources	5,026	325
EQT	1,374	77
Exxon Mobil	39,321	3,152
FMC Technologies*	2,161	53
Halliburton	8,133	263
Helmerich & Payne	996	53
Hess	2,415	105
Kinder Morgan	16,763	303
Marathon Oil	6,451	53
Marathon Petroleum	4,955	170
Murphy Oil	1,779	31
National Oilwell Varco	3,576	105
Newfield Exploration*	1,223	33
Noble Energy	3,782	112
Occidental Petroleum	7,221	497
ONEOK	1,913	46
Phillips 66	4,648	369
Pioneer Natural Resources	1,344	162
Range Resources#	1,474	35
Schlumberger (Curacao)	11,831	848
Southwestern Energy*	3,146	18
Spectra Energy	5,929	173
Tesoro	1,236	100
Transocean (Switzerland)#	3,171	27
Valero Energy	4,548	273
Williams	6,274	100

		10,406

Financials — 16.3%
ACE (Switzerland)	4,351	503
Affiliated Managers Group*	518	72
Aflac	4,279	255
Allstate	3,819	242
American Express	7,902	439
American International Group	11,684	587
American Tower REIT	3,905	360
Ameriprise Financial	1,796	151

	Number	Value
	of Shares	(000)

Aon PLC (United Kingdom)	2,616	$249
Apartment Investment & Management, CL A REIT	1,080	40
Assurant	812	58
AvalonBay Communities REIT	1,228	211
Bank of America	98,351	1,231
BB&T	7,505	241
Berkshire Hathaway, Cl B*	17,696	2,374
BlackRock†	1,341	418
BNY Mellon	10,439	369
Boston Properties REIT	1,338	153
Capital One Financial	5,202	342
CBRE Group, Cl A*	2,789	71
Charles Schwab	11,255	282
Cincinnati Financial	1,453	92
Citigroup	28,138	1,093
Citizens Financial Group	5,022	97
CME Group	3,302	302
Comerica	1,644	56
Crown Castle International REIT	3,081	266
Discover Financial Services	4,093	190
E*Trade Financial*	2,786	65
Equinix REIT	538	163
Equity Residential REIT	3,436	256
Essex Property Trust REIT	563	118
Federal Realty Investment Trust REIT	661	98
Fifth Third Bancorp	7,851	120
Franklin Resources	3,718	133
General Growth Properties REIT	5,746	158
Goldman Sachs Group	3,821	571
Hartford Financial Services Group	4,163	175
HCP REIT	3,962	117
Host Hotels & Resorts REIT	7,181	110
Huntington Bancshares	7,536	66
IntercontinentalExchange Group	1,041	248
Invesco (Bermuda)	3,999	107
Iron Mountain REIT	1,709	50
JPMorgan Chase	34,770	1,958
KeyCorp	8,061	85
Kimco Realty REIT	3,513	94
Legg Mason	988	28
Leucadia National	2,966	43
Lincoln National	2,400	88
Loews	2,715	99
M&T Bank	1,512	155
Macerich REIT	1,261	100
Marsh & McLennan	4,771	272
McGraw-Hill Financial	2,524	226
MetLife	10,836	429
Moody’s	1,723	153
Morgan Stanley	14,495	358
Nasdaq	1,058	67
Navient	3,954	43
Northern Trust	2,080	123
People’s United Financial	3,088	45
PNC Financial Services Group†	5,751	468
Principal Financial Group	2,526	95
Progressive	5,320	170
Prologis REIT	4,952	190
Prudential Financial	4,195	277
Public Storage REIT	1,369	342
Realty Income REIT	2,118	124

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Regions Financial	12,728	$96
Simon Property Group REIT	2,841	539
SL Green Realty REIT	904	80
State Street	3,829	210
SunTrust Banks	4,825	160
Synchrony Financial*	8,079	218
T. Rowe Price Group	2,443	169
Torchmark	1,325	68
Travelers	2,909	313
U.S. Bancorp	15,585	600
Unum Group	2,405	69
Ventas REIT	3,006	167
Visa, Cl A	18,588	1,346
Vornado Realty Trust REIT	1,594	138
Wells Fargo	43,904	2,060
Welltower REIT	3,343	213
Weyerhaeuser REIT	7,078	184
Willis Towers Watson PLC	1,336	151
XL Group PLC (Ireland)	2,798	96
Zions Bancorporation	1,415	30

		26,238

Healthcare — 14.6%
Abbott Laboratories	14,090	546
AbbVie	15,661	855
Aetna	3,334	362
Agilent Technologies	3,013	113
Alexion Pharmaceuticals*	2,211	311
Allergan PLC (Ireland)*	3,723	1,080
AmerisourceBergen	1,845	160
Amgen	7,210	1,026
Anthem	2,464	322
Baxalta	5,026	194
Baxter International	5,062	200
Becton Dickinson	1,991	294
Biogen*	2,141	555
Boston Scientific*	12,901	219
Bristol-Myers Squibb	15,758	976
C.R. Bard	687	132
Cardinal Health	3,162	258
Celgene*	7,446	751
Cerner*	2,603	133
Cigna	2,406	336
DaVita HealthCare Partners*	1,685	111
DENTSPLY International	1,292	79
DENTSPLY SIRONA	1,000	61
Edwards Lifesciences*	2,088	182
Eli Lilly	9,219	664
Endo International PLC (Ireland)*	1,966	82
Express Scripts Holding*	6,440	453
Gilead Sciences	13,770	1,201
HCA Holdings*	3,007	208
Henry Schein*	765	127
Humana	1,406	249
Illumina*	1,403	211
Intuitive Surgical*	333	187
Johnson & Johnson	26,135	2,750
Laboratory Corporation of America Holdings*	854	94
Mallinckrodt PLC (Ireland)*	1,037	67
McKesson	2,146	334
Medtronic PLC (Ireland)	13,335	1,032

	Number	Value
	of Shares	(000)

Merck	26,147	$1,313
Mylan NV (Netherlands)*	3,918	177
Patterson	769	33
PerkinElmer	1,000	47
Perrigo PLC (Ireland)	1,324	167
Pfizer	58,015	1,721
Quest Diagnostics	1,393	93
Regeneron Pharmaceuticals*	715	275
St. Jude Medical	2,797	150
Stryker	2,994	299
Tenet Healthcare*	878	22
Thermo Fisher Scientific	3,770	487
UnitedHealth Group	9,003	1,072
Universal Health Services, Cl B	844	93
Varian Medical Systems*	986	77
Vertex Pharmaceuticals*	2,227	190
Waters*	786	95
Zimmer Holdings	1,561	151
Zoetis	4,565	187

		23,564

Industrials — 10.1%
3M	5,885	923
ADT	1,599	65
Allegion PLC (Ireland)	782	49
American Airlines Group	6,149	252
AMETEK	2,234	104
Boeing	5,919	700
C.H. Robinson Worldwide	1,509	105
Caterpillar	5,566	377
Cintas	988	83
CSX	9,409	227
Cummins	1,621	158
Danaher	5,539	495
Deere	2,934	235
Delta Air Lines	7,558	365
Dover	1,659	101
Dun & Bradstreet	438	42
Eaton PLC (Ireland)	4,390	249
Emerson Electric	6,212	303
Equifax	1,078	113
Expeditors International of Washington	1,920	88
Fastenal#	2,447	111
FedEx	2,543	348
Flowserve	1,190	50
Fluor	1,493	69
General Dynamics	2,847	388
General Electric	89,146	2,598
Honeywell International	7,400	750
Illinois Tool Works	3,175	299
Ingersoll-Rand PLC (Ireland)	2,350	131
J.B. Hunt Transport Services	861	66
Jacobs Engineering Group*	1,126	44
Kansas City Southern	1,004	82
L-3 Communications Holdings	872	102
Lockheed Martin	2,541	548
Masco	2,906	82
Nielsen Holdings PLC (United Kingdom)	3,407	172
Norfolk Southern	2,913	213
Northrop Grumman	1,771	340
PACCAR	3,127	161
Parker Hannifin	1,355	137

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Pentair PLC (Ireland)	1,669	$80
Pitney Bowes	1,816	33
Quanta Services*	1,879	38
Raytheon	2,901	359
Republic Services	2,466	113
Robert Half International	1,253	49
Rockwell Automation	1,280	133
Rockwell Collins	1,364	119
Roper Industries	952	160
Ryder System	451	26
Snap-on	504	73
Southwest Airlines	6,130	257
Stanley Black & Decker	1,477	139
Stericycle*	783	89
Textron	2,500	85
Tyco International PLC (Ireland)	4,134	145
Union Pacific	7,956	627
United Continental Holdings*	3,331	191
United Parcel Service, Cl B	6,575	635
United Rentals*	877	45
United Technologies	7,394	714
Verisk Analytics*	1,499	109
W.W. Grainger	570	124
Waste Management	3,796	212
Xylem	1,611	60

		16,340

Information Technology — 19.5%
Accenture PLC, Cl A (Ireland)	5,781	580
Activision Blizzard	4,523	143
Adobe Systems*	4,597	391
Akamai Technologies*	1,600	86
Alliance Data Systems*	532	112
Alphabet, Cl A*	2,752	1,974
Alphabet, Cl C*	2,807	1,959
Amphenol, Cl A	2,924	155
Analog Devices	2,948	156
Apple	52,662	5,092
Applied Materials	11,472	216
Autodesk*	1,894	98
Automatic Data Processing	4,432	375
Broadcom	4,722	633
CA	3,288	96
Cisco Systems	47,946	1,255
Citrix Systems*	1,453	103
Cognizant Technology Solutions, Cl A*	5,737	327
Corning	12,004	220
CSRA	1,425	37
eBay*	10,230	243
Electronic Arts*	3,062	197
EMC	18,354	480
F5 Networks*	680	65
Facebook, Cl A*	21,446	2,293
Fidelity National Information Services	2,678	156
First Solar*	538	39
Fiserv*	2,201	210
FLIR Systems	1,380	43
Harris	1,019	80
Hewlett Packard	17,156	228
HP	17,156	183
Intel	45,045	1,333

	Number	Value
	of Shares	(000)

International Business Machines	8,517	$1,116
Intuit	2,626	254
Juniper Networks	3,798	94
KLA-Tencor	1,550	105
Lam Research	1,494	110
Linear Technology	2,053	90
MasterCard, Cl A	9,343	812
Microchip Technology	1,711	76
Micron Technology*	10,065	107
Microsoft	75,450	3,839
Motorola Solutions	1,744	128
NetApp	3,103	77
NVIDIA	4,712	148
Oracle	30,240	1,112
Paychex	2,978	153
PayPal Holdings*	10,230	390
Qorvo*	1,381	62
QUALCOMM	14,198	721
Red Hat*	1,778	116
salesforce.com*	5,740	389
SanDisk	1,907	138
Seagate Technology PLC (Ireland)	3,026	95
Skyworks Solutions	1,732	115
Symantec	5,931	115
TE Connectivity (Switzerland)	3,790	216
Teradata*	1,497	37
Texas Instruments	9,534	505
Total System Services	1,393	61
VeriSign*	936	79
Western Digital	2,054	89
Western Union	4,464	82
Xerox (A)	10,493	101
Xilinx	2,356	111
Yahoo!*	8,225	261

		31,462

Materials — 2.7%
Air Products & Chemicals	1,719	228
Airgas	639	90
Alcoa	11,298	101
Avery Dennison	926	60
Ball	1,397	92
CF Industries Holdings	2,222	81
Dow Chemical	10,622	516
E.I. du Pont de Nemours	8,278	504
Eastman Chemical	1,242	80
Ecolab	2,376	244
FMC	1,254	47
Freeport-McMoRan#	9,247	71
International Flavors & Fragrances	701	72
International Paper	3,896	139
LyondellBasell Industries NV, Cl A (Netherlands)	3,460	277
Martin Marietta Materials	576	82
Monsanto	4,154	374
Mosaic	2,876	77
Newmont Mining	4,440	115
Nucor	2,814	111
Owens-Illinois*	1,415	21
PPG Industries	2,563	247
Praxair	2,707	276
Sealed Air	1,673	76
Sherwin-Williams	782	212

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Vulcan Materials	1,156	$114
WestRock	2,545	86

		4,393

Telecommunication Services — 2.7%
AT&T	58,109	2,147
CenturyLink	5,179	158
Frontier Communications	9,429	51
Level 3 Communications*	2,539	123
Verizon Communications	38,433	1,950

		4,429

Utilities — 3.2%
AES	5,951	58
AGL Resources	1,073	69
Ameren	2,244	105
American Electric Power	4,437	274
CenterPoint Energy	3,935	73
CMS Energy	2,345	93
Consolidated Edison	2,720	190
Dominion Resources	5,538	387
DTE Energy	1,579	133
Duke Energy	6,491	482
Edison International	3,012	205
Entergy	1,630	118
Eversource Energy	2,814	153
Exelon	8,686	274
FirstEnergy	3,872	130
NextEra Energy	4,270	482
NiSource	2,671	57
NRG Energy	2,928	32
Pepco Holdings	2,138	56
PG&E	4,633	263
Pinnacle West Capital	1,039	71
PPL	5,977	209
Public Service Enterprise Group	4,670	199
SCANA	1,350	88
Sempra Energy	2,227	215
Southern	8,407	405
TECO Energy	2,037	56
WEC Energy Group	2,997	169
Xcel Energy	4,547	180

		5,226

Total Common Stocks (Cost $81,282)		159,935

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A) (B)	1,025,137	1,025

Total Money Market Fund (Cost $1,025)		1,025

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $82,307)		160,960

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLAT- ERAL FROM SECURITIES LOANED — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (B)	467,205	$467

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $467)		467

TOTAL INVESTMENTS — 100.0% (Cost $82,774)**		161,427

Other Assets & Liabilities – 0.0%		(52)

TOTAL NET ASSETS — 100.0%		$161,375

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 88,683.

Gross unrealized appreciation (000)	$75,360
Gross unrealized depreciation (000)	(2,616)

Net unrealized appreciation (000)	$72,744

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $457 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Mini Composite Index	10	$1,020	12/31/49	$(56)

  Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

  Assets in the amount of $1,122,495 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Common Stocks	$159,935	$–	$–	$159,935
Money Market Fund	1,025	–	–	1,025
Short-Term Investment Purchased with Collateral From Securities Loaned	467	–	–	467

Total Assets - Investments in Securities	$161,427	$–	$–	$161,427

Liabilities:
Other Financial Instruments
Futures Contracts	$(56)	$–	$–	$(56)

Total Liabilities - Other Financial Instruments	$(56)	$–	$–	$(56)

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 19.5%
American Axle & Manufacturing Holdings*	652,179	$9,535
Asbury Automotive Group*	59,960	3,502
Dorman Products*#	426,167	21,551
Drew Industries*	339,199	20,416
Helen of Troy (Bermuda)*	101,912	9,718
HSN	311,010	16,512
Lithia Motors, Cl A	308,062	28,564
Madison Square Garden, Cl A*	115,270	17,867
Monro Muffler Brake	361,042	24,684
MSG Networks, Cl A*	345,828	5,678

		158,027

Consumer Staples — 3.0%
Boston Beer, Cl A*#	66,110	12,436
TreeHouse Foods*	142,282	12,012

		24,448

Energy — 1.9%
World Fuel Services	331,509	15,518

Financials — 33.0%
AmTrust Financial Services	1,291,988	31,589
Bank of the Ozarks	819,698	31,017
Colliers International Group (Canada)	340,779	11,713
Credit Acceptance*#	167,368	32,983
Diamond Hill Investment Group	25,294	4,275
Eagle Bancorp*	644,595	29,548
FirstService (Canada)	451,310	17,561
Home BancShares	285,932	11,300
LegacyTexas Financial Group	770,983	13,685
National General Holdings	1,855,432	36,979
PRA Group*#	916,117	22,353
RLI	396,643	24,897

		267,900

Healthcare — 7.7%
CorVel*	299,881	12,442
Neogen*	536,981	26,446
PAREXEL International*	398,524	23,390

		62,278

Industrials — 15.9%
Astronics*	500,560	15,923
B/E Aerospace	194,876	8,501
Colfax*	230,913	5,844
EnerSys	399,077	20,497
Esterline Technologies*	9,198	515
Genesee & Wyoming, Cl A*	116,423	6,604
GP Strategies*	435,164	10,731
HEICO	321,927	18,514
KLX*	290,907	8,142
On Assignment*	425,525	14,047
Patrick Industries*	50,380	2,226
Wesco Aircraft Holdings*	1,330,742	17,020

		128,564

Information Technology — 12.3%
Manhattan Associates*	571,892	31,602
Open Text (Canada)	312,643	15,551
OSI Systems*	384,228	23,196
Tyler Technologies*	141,056	16,972

	Number	Value
	of Shares	(000)

WEX*	186,188	$12,158

		99,479

Materials — 4.2%
Balchem	325,168	20,573
Neenah Paper	221,317	13,403

		33,976

Total Common Stocks (Cost $715,554)		790,190

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	15,558,332	15,558

Total Money Market Fund (Cost $15,558)		15,558

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $731,112)		805,748

SHORT-TERM INVESTMENT PURCHASED WITH COLLAT ERAL FROM SECURITIES LOANED — 5.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	43,128,836	43,129

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $43,129)		43,129

TOTAL INVESTMENTS — 104.8% (Cost $774,241)**		848,877

Other Assets & Liabilities – (4.8)%		(38,570)

TOTAL NET ASSETS — 100.0%		$810,307

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $776,654.

Gross unrealized appreciation (000)	$113,828
Gross unrealized depreciation (000)	(41,605)

Net unrealized appreciation (000)	$72,223

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $42,360 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Common Stocks	$790,190	$–	$–	$790,190
Money Market Fund	15,558	–	–	15,558
Short-Term Investment Purchased with Collateral From Securities Loaned	43,129	–	–	43,129

Total Assets - Investments in Securities	$848,877	$–	$–	$848,877

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 14.0%
1-800-Flowers.com, Cl A*	220	$ 2
Abercrombie & Fitch, Cl A	363	11
AMC Entertainment Holdings, Cl A	150	4
American Axle & Manufacturing Holdings*	464	7
American Eagle Outfitters	1,174	18
American Public Education*	136	2
America’s Car-Mart*	79	2
Apollo Education Group*	633	5
Arctic Cat	99	2
Asbury Automotive Group*	165	10
Ascena Retail Group*	890	7
Ascent Capital Group, Cl A*	137	2
Barnes & Noble	282	3
Barnes & Noble Education*	178	2
Beazer Homes USA*	178	1
bebe Stores	2,320	1
Belmond, Cl A (Bermuda)*	512	5
Big 5 Sporting Goods	138	2
Big Lots	264	11
Biglari Holdings*	8	3
BJ’s Restaurants*	147	6
Bloomin’ Brands	745	13
Blue Nile*	87	2
Bob Evans Farms	137	6
Boyd Gaming*	493	9
Bravo Brio Restaurant Group*	148	1
Bright Horizons Family Solutions*	203	13
Buckle	185	6
Buffalo Wild Wings*	113	18
Build-A-Bear Workshop*	112	2
Burlington Stores*	437	24
Caesars Entertainment*	312	3
CalAtlantic Group	449	14
Caleres	277	8
Callaway Golf	535	5
Cambium Learning Group*	228	1
Capella Education	77	4
Career Education*	232	1
Carmike Cinemas*	163	4
Carriage Services	126	3
Cato, Cl A	167	6
Cavco Industries*	50	4
Cheesecake Factory	299	15
Children’s Place	129	9
Christopher & Banks*	205	–
Churchill Downs	78	11
Chuy’s Holdings*	66	2
ClubCorp Holdings	210	3
Columbia Sportswear	168	10
Conn’s*	172	3
Container Store Group*	99	–
Cooper Tire & Rubber	354	14
Core-Mark Holding	140	10
Cracker Barrel Old Country Store	112	17
Crocs*	523	5
Crown Media Holdings, Cl A*	350	2
CSS Industries	73	2
Culp	82	2
Cumulus Media, Cl A*	3,544	1
Dana Holding	956	12
Dave & Buster’s Entertainment*	149	5

	Number	Value
	of Shares	(000)

Deckers Outdoor*	200	$11
Denny’s*	572	6
DeVry Education Group	419	8
Diamond Resorts International*	273	6
DineEquity	103	9
Dorman Products*	155	8
Drew Industries*	147	9
E.W. Scripps, Cl A*	341	6
Eldorado Resorts*	237	2
Entercom Communications, Cl A*	220	2
Entravision Communications, Cl A	449	3
Eros International PLC (Isle of Man)*	229	2
Ethan Allen Interiors	178	5
EVINE Live*	344	–
Express*	522	9
Federal-Mogul Holdings*	197	1
Fiesta Restaurant Group*	172	6
Finish Line, Cl A	316	6
Five Below*	329	13
Flexsteel Industries	19	1
Fox Factory Holding*	120	2
Francesca’s Holdings*	291	5
Fred’s, Cl A	255	4
FTD*	85	2
Genesco*	133	9
Gentherm*	217	9
G-III Apparel Group*	220	12
Global Eagle Entertainment*	191	2
Grand Canyon Education*	277	11
Gray Television*	403	5
Green Brick Partners*	188	1
Group 1 Automotive	148	8
Guess?	373	8
Haverty Furniture	138	3
Helen of Troy (Bermuda)*	172	16
Hemisphere Media Group*	129	2
Hibbett Sports*	155	5
Horizon Global*	107	1
Houghton Mifflin Harcourt*	732	14
Hovnanian Enterprises, Cl A*	789	1
HSN	210	11
Iconix Brand Group*	376	3
Installed Building Products*	91	2
International Speedway, Cl A	178	6
Interval Leisure Group	255	3
iRobot*	183	6
Isle of Capri Casinos*	180	2
Jack in the Box	206	14
JAKKS Pacific*	203	1
Johnson Outdoors, Cl A	59	1
Journal Media Group	113	1
K12*	260	3
KB Home	538	7
Kirkland’s*	118	2
Krispy Kreme Doughnuts*	433	6
La Quinta Holdings*	620	7
Lands’ End*	118	3
La-Z-Boy	285	7
LGI Homes*	99	2
Libbey	144	2
LifeLock*	512	6
Lithia Motors, Cl A	138	13

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Loral Space & Communications*	79	$ 2
Lumber Liquidators Holdings*	173	2
M/I Homes*	160	3
MarineMax*	178	3
Marriott Vacations Worldwide	162	10
Mattress Firm Holding*	99	4
MDC Holdings	255	6
MDC Partners, Cl A (Canada)	255	5
Media General*	483	8
Meredith	222	10
Meritage Homes*	226	7
Metaldyne Performance Group	99	1
Modine Manufacturing*	222	2
Monarch Casino & Resort*	96	2
Monro Muffler Brake	197	13
Morgans Hotel Group*	79	–
Motorcar Parts of America*	122	4
Movado Group	118	3
National CineMedia	395	6
Nautilus*	217	4
New Media Investment Group	285	4
New York Times, Cl A	808	10
Nexstar Broadcasting Group, Cl A	191	8
Nutrisystem	205	4
Outerwall	118	4
Overstock.com*	106	2
Oxford Industries	95	7
Papa John’s International	172	10
Papa Murphy’s Holdings*	61	1
Penn National Gaming*	505	7
Perry Ellis International*	106	2
PetMed Express	155	3
Pier 1 Imports	651	3
Pinnacle Entertainment*	358	10
Planet Fitness, Cl A*	133	2
Pool	253	20
Popeyes Louisiana Kitchen*	148	8
Reading International, Cl A*	162	2
Red Robin Gourmet Burgers*	91	6
Regis*	263	4
Rent-A-Center	354	4
Restoration Hardware Holdings*	190	7
Ruby Tuesday*	390	2
Ruth’s Hospitality Group	255	4
Saga Communications, Cl A	39	1
Scholastic	178	6
Scientific Games, Cl A*	343	3
Select Comfort*	337	6
SFX Entertainment*	9,915	–
Shake Shack, Cl A*	44	2
Shoe Carnival	118	3
Shutterfly*	218	10
Sinclair Broadcast Group, Cl A	396	12
Smith & Wesson Holding*	338	9
Sonic	303	9
Sonic Automotive, Cl A	228	4
Sotheby’s	383	9
Speedway Motorsports	110	2
Stage Stores	213	2
Standard Motor Products	138	4
Stein Mart	115	1
Steven Madden*	354	12

	Number	Value
	of Shares	(000)

Stoneridge*	90	$1
Strattec Security	6	–
Strayer Education*	81	4
Sturm Ruger	118	8
Superior Industries International	99	2
Tailored Brands	296	5
Taylor Morrison Home, Cl A*	220	3
Tenneco*	341	15
Texas Roadhouse	398	17
Tile Shop Holdings*	201	3
Tilly’s, Cl A*	125	1
Time	670	9
Tower International	99	2
Townsquare Media, Cl A*	115	1
Travelport Worldwide (Bermuda)	644	8
TRI Pointe Group*	834	9
Tribune Publishing	227	2
Tuesday Morning*	296	2
Tumi Holdings*	316	6
Unifi*	112	2
Universal Electronics*	105	6
Vail Resorts	210	27
Vera Bradley*	155	3
Vince Holding*	224	1
Vitamin Shoppe*	197	5
VOXX International*	159	1
Weight Watchers International*	197	2
William Lyon Homes, Cl A*	109	1
Winmark	22	2
Winnebago Industries	197	4
Wolverine World Wide	602	11
World Wrestling Entertainment, Cl A	210	3
ZAGG*	247	3
Zumiez*	143	3

		1,213

Consumer Staples — 3.6%
Alico	2	–
Andersons	150	4
B&G Foods	337	12
Boston Beer, Cl A*	46	9
Calavo Growers	99	5
Cal-Maine Foods	178	9
Casey’s General Stores	224	24
Central Garden and Pet, Cl A*	279	4
Chefs’ Warehouse*	118	2
Coca-Cola Bottling	30	5
Darling Ingredients*	934	8
Dean Foods	567	11
Diamond Foods* (A)	155	6
Elizabeth Arden*	99	1
Fairway Group Holdings*	980	–
Fresh Del Monte Produce (Cayman Islands)	213	9
Fresh Market*	231	5
HRG Group*	505	6
Ingles Markets, Cl A	88	3
Inter Parfums	118	3
J&J Snack Foods	93	10
John B Sanfilippo & Son*	64	4
Lancaster Colony	111	11
Landec*	218	2
Medifast	95	3

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Staples — continued
Natural Grocers by Vitamin Cottage*	79	$ 2
Natural Health Trends	79	2
Nutraceutical International*	77	2
Omega Protein*	155	4
Post Holdings*	339	24
PriceSmart	113	9
Sanderson Farms	121	11
Seaboard*	2	6
Snyder’s-Lance	299	10
SpartanNash	243	7
SUPERVALU*	1,371	7
Tootsie Roll Industries	127	4
TreeHouse Foods*	253	21
United Natural Foods*	301	9
Universal	140	8
USANA Health Sciences*	38	4
Vector Group	442	10
Village Super Market, Cl A	69	2
WD-40	89	10
Weis Markets	79	3

		311

Energy — 2.1%
Abraxas Petroleum*	1,288	1
Alon USA Energy	194	2
Approach Resources*	864	1
Archrock	354	2
Atwood Oceanics	489	3
Basic Energy Services*	208	–
Bonanza Creek Energy*	194	–
Bristow Group	217	3
C&J Energy Services (Bermuda)*	296	–
Callon Petroleum*	356	2
CARBO Ceramics	120	2
Carrizo Oil & Gas*	293	6
Clayton Williams Energy*	38	1
Clean Energy Fuels*	454	1
Cloud Peak Energy*	814	1
Contango Oil & Gas*	63	–
Delek US Holdings	363	6
DHT Holdings (Marshall Islands)	626	4
Energy XXI (Bermuda)	572	–
Era Group*	138	1
EXCO Resources*	1,145	1
Exterran*	177	3
Forum Energy Technologies*	402	5
Frontline (Bermuda)	216	2
GasLog (Bermuda)	290	3
Gastar Exploration*	136	–
Geospace Technologies*	118	1
Green Plains	248	3
Gulfmark Offshore, Cl A*	339	1
Halcon Resources*	287	–
Hallador Energy	206	1
Helix Energy Solutions Group*	675	3
Hornbeck Offshore Services*	225	2
ION Geophysical*	61	–
Key Energy Services*	800	–
Matador Resources*	439	7
Matrix Service*	178	3
McDermott International (Panama)*	1,497	5

	Number	Value
	of Shares	(000)

Natural Gas Services Group*	99	$ 2
Newpark Resources*	570	2
Nordic American Tankers (Bermuda)	489	7
North Atlantic Drilling (Bermuda)*	448	1
Northern Oil and Gas*	273	1
Oasis Petroleum*	774	4
Oil States International*	314	8
Pacific Ethanol*	210	1
Panhandle Oil and Gas, Cl A	143	2
Par Pacific Holdings*	122	2
Parker Drilling*	789	1
PDC Energy*	225	11
Peabody Energy	141	–
Penn Virginia*	506	–
PHI*	50	1
Pioneer Energy Services*	417	1
Renewable Energy Group*	166	1
REX American Resources*	49	3
Rex Energy*	1,296	1
RigNet*	79	1
Sanchez Energy*	375	1
Scorpio Tankers (Marshall Islands)	893	6
SEACOR Holdings*	102	5
SemGroup, Cl A	256	5
Seventy Seven Energy*	1,106	1
Ship Finance International (Bermuda)	379	5
Solazyme*	343	1
Stone Energy*	316	1
Synergy Resources*	499	3
Teekay Tankers, Cl A (Marshall Islands)	551	2
Tesco (Canada)*	217	2
TETRA Technologies*	531	3
Triangle Petroleum*	1,872	1
U.S. Silica Holdings	303	6
Ultra Petroleum (Canada)*	1,064	–
W&T Offshore*	243	1
Western Refining	415	11

		180

Financials — 25.3%
1st Source	113	3
Acadia Realty Trust REIT	390	13
AG Mortgage Investment Trust REIT	214	3
Agree Realty REIT	103	4
Alexander & Baldwin	296	10
Alexander’s REIT	13	5
Altisource Asset Management (United States Virgin Islands)*	42	1
Altisource Portfolio Solutions SA (Luxembourg)*	103	3
Altisource Residential REIT	303	3
Ambac Financial Group*	286	4
American Assets Trust REIT	217	8
American Capital Mortgage Investment REIT	354	5
American Equity Investment Life Holding	503	7
American Residential Properties REIT	213	3
Ameris Bancorp	178	5
AMERISAFE	122	6
Ames National	88	2
Anchor BanCorp Wisconsin*	60	3
Anworth Mortgage Asset REIT	774	4
Apollo Commercial Real Estate Finance REIT	305	5
Ares Commercial Real Estate REIT	169	2

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Argo Group International Holdings (Bermuda)	178	$10
Arlington Asset Investment, Cl A	118	1
ARMOUR Residential REIT	236	5
Arrow Financial	99	3
Associated Capital Group, Cl A*	38	1
Astoria Financial	570	8
BancFirst	50	3
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	197	4
Bancorp*	236	1
BancorpSouth	590	12
Bank Mutual	375	3
Bank of Marin Bancorp	49	2
Bank of the Ozarks	463	18
BankFinancial	175	2
Banner	126	5
BBCN Bancorp	514	7
Beneficial Bancorp*	521	7
Berkshire Hills Bancorp	178	5
BGC Partners, Cl A	949	8
Blue Hills Bancorp	103	1
BNC Bancorp	151	3
BofI Holding*	327	6
Boston Private Financial Holdings	531	6
Bridge Bancorp	97	3
Brookline Bancorp	493	5
Bryn Mawr Bank	99	2
C1 Financial*	64	1
Calamos Asset Management, Cl A	167	1
Camden National	60	2
Campus Crest Communities REIT*	483	3
Capital Bank Financial, Cl A	143	4
Capital City Bank Group	110	2
Capitol Federal Financial	881	11
Capstead Mortgage REIT	594	6
Cardinal Financial	217	4
CareTrust REIT	201	2
Cash America International	178	6
Cathay General Bancorp	493	13
Cedar Realty Trust REIT	552	4
CenterState Banks	255	4
Central Pacific Financial	132	3
Century Bancorp, Cl A	38	2
Charter Financial	164	2
Chatham Lodging Trust REIT	204	4
Chemical Financial	197	7
Chesapeake Lodging Trust REIT	328	8
Citizens*	354	2
Citizens & Northern	106	2
City Holding	108	5
CNB Financial	132	2
CNO Financial Group	1,092	19
CoBiz Financial	277	3
Cohen & Steers	125	4
Colony Financial, Cl A REIT	646	11
Colony Starwood Homes REIT	204	4
Columbia Banking System	337	10
Community Bank System	255	9
Community Trust Bancorp	108	4
ConnectOne Bancorp	172	3
Consolidated-Tomoka Land	39	2

	Number	Value
	of Shares	(000)

CoreSite Realty REIT	138	$ 9
Cousins Properties REIT	1,249	11
Cowen Group, Cl A*	843	3
CU Bancorp*	99	2
CubeSmart REIT	952	28
Customers Bancorp*	178	4
CVB Financial	590	9
CyrusOne REIT	394	16
CYS Investments REIT	1,057	8
DCT Industrial Trust REIT	493	18
Diamond Hill Investment Group	21	4
DiamondRock Hospitality REIT	1,221	11
Dime Community Bancshares	236	4
DuPont Fabros Technology REIT	378	13
Dynex Capital REIT	414	3
Eagle Bancorp*	183	8
EastGroup Properties REIT	190	10
Education Realty Trust REIT	342	14
eHealth*	112	1
EMC Insurance Group	75	2
Employers Holdings	213	6
Encore Capital Group*	180	4
Enova International*	275	2
Enstar Group (Bermuda)*	54	9
Enterprise Financial Services	139	4
EPR Properties REIT	335	21
Equity One REIT	430	12
Essent Group (Bermuda)*	283	5
EverBank Financial	564	7
Evercore Partners, Cl A	182	8
Ezcorp, Cl A*	405	1
Farmers Capital Bank	70	2
FBL Financial Group, Cl A	69	4
FCB Financial Holdings, Cl A*	182	5
Federal Agricultural Mortgage, Cl C	79	3
Federated National Holding	106	3
FelCor Lodging Trust REIT	829	6
Fidelity & Guaranty Life	103	3
Fidelity Southern	142	2
Fifth Street Asset Management	224	1
Financial Engines	312	8
Financial Institutions	118	3
First American Financial	629	23
First Bancorp	155	3
First Bancorp	102	2
First BanCorp (Puerto Rico)*	736	2
First Busey	184	3
First Business Financial Services	80	2
First Cash Financial Services	178	8
First Commonwealth Financial	635	5
First Community Bancshares	148	3
First Connecticut Bancorp	148	2
First Defiance Financial	70	3
First Financial	93	3
First Financial Bancorp	365	6
First Financial Bankshares	395	10
First Industrial Realty Trust REIT	670	14
First Interstate BancSystem, Cl A	118	3
First Merchants	239	5
First Midwest Bancorp	493	8
First NBC Bank Holding*	77	2
First of Long Island	90	3

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
First Potomac Realty Trust REIT	376	$ 3
FirstMerit	1,005	20
Flagstar Bancorp*	155	3
Flushing Financial	213	4
FNB	1,285	16
Forestar Group*	236	2
Franklin Street Properties REIT	590	6
FRP Holdings*	60	2
Fulton Financial	951	12
GAIN Capital Holdings	220	2
GAMCO Investors, Cl A	38	1
GEO Group REIT	440	13
German American Bancorp	99	3
Getty Realty REIT	174	3
Glacier Bancorp	454	11
Government Properties Income Trust REIT	376	6
Gramercy Property Trust REIT	2,487	19
Great Southern Bancorp	79	3
Great Western Bancorp	260	6
Green Dot, Cl A*	217	4
Greenhill	168	4
Greenlight Capital Re (Cayman Islands)*	182	4
Guaranty Bancorp	138	2
Hallmark Financial Services*	148	1
Hancock Holding	463	11
Hanmi Financial	217	5
HCI Group	69	2
Healthcare Realty Trust REIT	589	17
Heartland Financial USA	118	3
Heritage Commerce	217	2
Heritage Financial	206	4
Heritage Insurance Holdings	173	3
Heritage Oaks Bancorp	205	1
Hersha Hospitality Trust REIT	316	6
HFF, Cl A	217	5
Highwoods Properties REIT	552	24
Hilltop Holdings*	461	8
Hingham Institution For Savings	13	2
Home BancShares	337	13
Horace Mann Educators	256	8
Houlihan Lokey	100	3
Hudson Pacific Properties REIT	405	10
IBERIABANK	201	10
Impac Mortgage Holdings*	87	1
Independence Holding	83	1
Independent Bank	179	3
Independent Bank	155	7
Independent Bank Group	70	2
Infinity Property & Casualty	79	6
Inland Real Estate REIT	584	6
International Bancshares	341	8
INTL. FCStone*	113	3
Invesco Mortgage Capital REIT	693	8
Investment Technology Group	225	4
Investors Bancorp	2,005	23
Investors Real Estate Trust REIT	690	4
iStar REIT*	552	5
James River Group Holdings (Bermuda)	89	3
Janus Capital Group	897	12
JG Wentworth, Cl A*	466	1
Kansas City Life Insurance	35	1
KCG Holdings, Cl A*	253	3

	Number	Value
	of Shares	(000)

Kemper	252	$ 7
Kennedy-Wilson Holdings	485	9
Lakeland Bancorp	290	3
Lakeland Financial	118	5
LaSalle Hotel Properties REIT	657	16
LegacyTexas Financial Group	255	5
LendingTree*	44	4
Lexington Realty Trust REIT	1,175	9
LTC Properties REIT	225	10
Maiden Holdings (Bermuda)	359	4
MainSource Financial Group	155	3
Marcus & Millichap*	60	1
MarketAxess Holdings	217	26
Marlin Business Services	75	1
MB Financial	401	12
MBIA*	927	6
Medical Properties Trust REIT	1,268	15
Medley Management, Cl A	146	1
Mercantile Bank	125	3
Meridian Bancorp	243	3
MGIC Investment*	2,039	14
MidWestOne Financial Group	67	2
Monmouth Real Estate Investment REIT	354	4
National Bank Holdings, Cl A	207	4
National Bankshares	63	2
National General Holdings	255	5
National Health Investors REIT	217	14
National Penn Bancshares	848	9
National Western Life Group, Cl A	16	3
Navigators Group*	70	6
NBT Bancorp	277	7
Nelnet, Cl A	138	5
New Residential Investment REIT	1,226	14
New York Mortgage Trust REIT	520	2
New York REIT	954	9
NewStar Financial*	197	1
Northfield Bancorp	323	5
Northwest Bancshares	612	8
Ocwen Financial*	705	3
OFG Bancorp (Puerto Rico)	318	2
Old National Bancorp	651	7
OM Asset Management PLC (United Kingdom)	182	2
One Liberty Properties REIT	106	2
OneBeacon Insurance Group, Cl A (Bermuda)	178	2
Oppenheimer Holdings, Cl A	91	1
Opus Bank	59	2
Oritani Financial	316	5
Park National	79	7
Park Sterling	375	2
Parkway Properties REIT	447	6
Pebblebrook Hotel Trust REIT	425	12
Penns Woods Bancorp	41	2
Pennsylvania Real Estate Investment Trust REIT	354	7
PennyMac Financial Services, Cl A*	125	2
PennyMac Mortgage Investment Trust REIT	454	6
People’s Utah Bancorp	60	1
PHH*	278	3
PICO Holdings*	155	1
Pinnacle Financial Partners	222	10
Piper Jaffray*	113	5
Potlatch REIT	244	6
PRA Group*	299	7

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Preferred Bank	99	$ 3
Primerica	290	12
PrivateBancorp	428	15
Prosperity Bancshares	423	17
Provident Financial Services	395	7
PS Business Parks REIT	118	11
QTS Realty Trust, Cl A REIT	139	6
Radian Group	1,119	12
RAIT Financial Trust REIT	370	1
Ramco-Gershenson Properties Trust REIT	433	7
RCS Capital, Cl A*	2,428	–
RE/MAX Holdings, Cl A	90	3
Redwood Trust REIT	523	6
Regional Management*	106	2
Renasant	247	8
Resource Capital REIT	139	2
Retail Opportunity Investments REIT	567	10
RLI	254	16
RLJ Lodging Trust REIT	805	17
RMR Group, Cl A*	8	–
Rouse Properties REIT	178	3
Ryman Hospitality Properties REIT	262	13
S&T Bancorp	213	5
Sabra Health Care REIT	330	7
Safeguard Scientifics*	155	2
Safety Insurance Group	91	5
Sandy Spring Bancorp	178	5
Saul Centers REIT	60	3
Seacoast Banking Corp of Florida*	67	1
Select Income REIT	350	7
Selective Insurance Group	339	11
ServisFirst Bancshares	151	6
Sierra Bancorp	120	2
Simmons First National, Cl A	149	6
South State	150	9
Southside Bancshares	182	4
Southwest Bancorp	153	2
Sovran Self Storage REIT	208	22
St. Joe*	375	6
STAG Industrial REIT	349	6
State Bank Financial	236	4
Sterling Bancorp	726	10
Stewart Information Services	144	5
Stifel Financial*	395	11
Stock Yards Bancorp	99	4
Stonegate Bank	86	2
STORE Capital REIT	194	5
Summit Hotel Properties REIT	576	6
Sun Communities REIT	278	19
Sunstone Hotel Investors REIT	1,257	16
Talmer Bancorp, Cl A	342	6
Tejon Ranch*	99	2
Territorial Bancorp	75	2
Texas Capital Bancshares*	258	8
Third Point Reinsurance (Bermuda)*	397	4
Tompkins Financial	99	6
Towne Bank	298	5
TriCo Bancshares	155	4
TriState Capital Holdings*	208	2
Triumph Bancorp*	128	2
TrustCo Bank	670	4
Trustmark	414	9

	Number	Value
	of Shares	(000)

UMB Financial	229	$11
Umpqua Holdings	1,237	19
Union Bankshares	285	6
United Bankshares	412	14
United Community Banks	296	5
United Community Financial	439	3
United Development Funding IV REIT (A)	204	1
United Financial Bancorp	349	4
United Fire Group	141	6
United Insurance Holdings	142	3
Universal Health Realty Income Trust REIT	87	5
Universal Insurance Holdings	210	4
Univest Corporation of Pennsylvania	138	3
Urstadt Biddle Properties, Cl A REIT	173	3
Virtu Financial, Cl A	143	3
Virtus Investment Partners	38	3
Walker & Dunlop*	175	4
Walter Investment Management*	236	2
Washington Federal	563	12
Washington Real Estate Investment Trust REIT	428	11
Washington Trust Bancorp	99	4
Waterstone Financial	204	3
Webster Financial	538	18
WesBanco	191	5
West Bancorporation	142	2
Westamerica Bancorporation	168	8
Western Alliance Bancorp*	514	15
Western Asset Mortgage Capital REIT	307	3
Westwood Holdings Group	50	2
Wilshire Bancorp	474	5
Wintrust Financial	273	12
WisdomTree Investments	658	8
World Acceptance*	57	2
WSFS Financial	196	6
Yadkin Financial	172	4

		2,189

Healthcare — 13.0%
Abaxis	145	6
ABIOMED*	243	19
ACADIA Pharmaceuticals*	466	8
Acceleron Pharma*	120	3
Accuray*	531	3
Aceto	197	4
Achillion Pharmaceuticals*	662	5
Acorda Therapeutics*	271	9
Adamas Pharmaceuticals*	64	1
Adeptus Health, Cl A*	46	3
Aduro Biotech*	33	–
Aegerion Pharmaceuticals*	211	1
Affymetrix*	518	7
Agenus*	412	1
Air Methods*	236	9
Albany Molecular Research*	176	3
Alder Biopharmaceuticals*	97	2
Alliance HealthCare Services*	129	1
Almost Family*	59	2
AMAG Pharmaceuticals*	223	6
Amedisys*	183	7
AMN Healthcare Services*	296	8
Amphastar Pharmaceuticals*	108	1
Amsurg*	313	21

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Anacor Pharmaceuticals*	242	$15
Analogic	79	6
AngioDynamics*	197	2
ANI Pharmaceuticals*	65	2
Anika Therapeutics*	110	5
Antares Pharma*	702	1
Ardelyx*	85	1
Arena Pharmaceuticals*	1,350	2
ARIAD Pharmaceuticals*	1,026	6
Array BioPharma*	811	2
Arrowhead Research*	305	1
Atara Biotherapeutics*	96	2
AtriCure*	155	3
Atrion	10	4
Avalanche Biotechnologies*	52	–
BioCryst Pharmaceuticals*	313	1
BioDelivery Sciences International*	144	1
BioScrip*	376	1
BioSpecifics Technologies*	39	1
Calithera Biosciences*	5	–
Cambrex*	196	8
Cantel Medical	211	13
Cardiovascular Systems*	145	1
Catalent*	514	12
Celldex Therapeutics*	561	4
Cempra*	154	3
Cepheid*	423	13
Cerus*	457	2
Chelsea Therapeutics International* (A) (B)	309	–
Chemed	103	13
ChemoCentryx*	173	1
Chimerix*	215	1
Civitas Solutions*	94	2
Clovis Oncology*	148	3
Computer Programs & Systems	79	4
Concert Pharmaceuticals*	134	2
CONMED	173	7
Connecture*	75	–
Corcept Therapeutics*	445	2
CorVel*	67	3
Cross Country Healthcare*	236	3
CryoLife	93	1
CTI BioPharma*	998	–
Cynosure, Cl A*	150	6
Depomed*	370	6
Diplomat Pharmacy*	231	8
Dyax* (A) (B)	828	1
Dynavax Technologies*	196	3
Eagle Pharmaceutical*	56	3
Emergent BioSolutions*	194	7
Enanta Pharmaceuticals*	110	3
Endocyte*	196	1
Endologix*	414	4
Ensign Group	263	5
Esperion Therapeutics*	74	1
Exact Sciences*	498	2
Exactech*	79	1
ExamWorks Group*	208	6
Exelixis*	1,440	5
FibroGen*	293	5
Five Prime Therapeutics*	109	4
Fluidigm*	191	1

	Number	Value
	of Shares	(000)

Genesis Healthcare*	69	$ –
GenMark Diagnostics*	238	1
Genomic Health*	129	3
Geron*	928	2
Globus Medical, Cl A*	405	10
Greatbatch*	159	6
Haemonetics*	316	10
Halozyme Therapeutics*	570	5
Hanger*	217	–
HealthEquity*	227	5
HealthSouth	518	18
HealthStream*	138	3
Healthways*	226	2
HeartWare International*	99	3
HMS Holdings*	561	7
ICU Medical*	87	8
Idera Pharmaceuticals*	236	–
Immune Design*	79	1
ImmunoGen*	552	4
Impax Laboratories*	433	14
INC Research Holdings, Cl A*	90	4
Infinity Pharmaceuticals*	349	2
Innoviva	498	6
Inogen*	69	2
Insmed*	373	5
Insulet*	337	10
Insys Therapeutics*	175	3
Integra LifeSciences Holdings*	154	9
Intersect ENT*	107	2
Intra-Cellular Therapies*	136	4
Invacare	232	3
iRadimed*	41	1
Ironwood Pharmaceuticals*	689	7
K2M Group Holdings*	90	1
Keryx Biopharmaceuticals*	521	2
Kindred Healthcare	443	5
Kite Pharma*	183	8
La Jolla Pharmaceutical*	32	–
Landauer	69	2
Lannett*	162	4
LeMaitre Vascular	118	2
Lexicon Pharmaceuticals*	253	2
LHC Group*	93	3
Ligand Pharmaceuticals*	107	10
LivaNova PLC (United Kingdom)*	262	15
Luminex*	282	5
MacroGenics*	145	2
Magellan Health*	149	9
MannKind*	1,244	1
Masimo*	277	10
Medicines*	395	13
Medidata Solutions*	327	11
Meridian Bioscience	255	5
Merit Medical Systems*	296	6
Merrimack Pharmaceuticals*	625	4
MiMedx Group*	631	5
Molina Healthcare*	229	14
Momenta Pharmaceuticals*	349	3
Myriad Genetics*	406	14
National HealthCare	70	4
National Research, Cl A	120	2
Natus Medical*	205	7

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Nektar Therapeutics*	788	$ 9
Neogen*	222	11
NeoGenomics*	402	3
Neurocrine Biosciences*	491	18
Nevro*	93	5
NewLink Genetics*	132	3
Novavax*	1,539	7
NuVasive*	281	12
NxStage Medical*	397	6
Omeros*	232	2
Omnicell*	229	6
Ophthotech*	143	6
OraSure Technologies*	425	3
Orexigen Therapeutics*	893	1
Orthofix International NV (Curacao)*	133	5
Otonomy*	51	1
OvaScience*	121	1
Owens & Minor	381	15
Pacific Biosciences of California*	394	3
Pacira Pharmaceuticals*	208	11
PAREXEL International*	321	19
PDL BioPharma	1,133	3
Pernix Therapeutics Holdings*	281	1
Pfenex*	131	1
PharMerica*	197	5
Phibro Animal Health, Cl A	106	3
PRA Health Sciences*	129	6
Press Ganey Holdings*	83	2
Prestige Brands Holdings*	315	15
Progenics Pharmaceuticals*	583	3
Prothena PLC (Ireland)*	194	6
Providence Service*	83	4
PTC Therapeutics*	201	2
Quality Systems	329	5
Quidel*	182	3
Radius Health*	208	6
RadNet*	319	2
Raptor Pharmaceutical*	404	1
REGENXBIO*	54	1
Relypsa*	207	3
Repligen*	201	5
Retrophin*	170	2
Rigel Pharmaceuticals*	773	2
Rockwell Medical*	296	3
Sage Therapeutics*	78	2
Sagent Pharmaceuticals*	110	2
Sangamo BioSciences*	449	2
Sarepta Therapeutics*	260	4
SciClone Pharmaceuticals*	385	4
SeaSpine Holdings*	50	1
Select Medical Holdings	663	6
Sientra*	166	1
Spectranetics*	267	4
STAAR Surgical*	255	2
STERIS PLC (United Kingdom)	488	31
Sucampo Pharmaceuticals, Cl A*	196	3
Supernus Pharmaceuticals*	233	3
Surgical Care Affiliates*	142	6
SurModics*	110	2
Synergy Pharmaceuticals*	789	2
Synta Pharmaceuticals*	2,647	1
Team Health Holdings*	425	19

	Number	Value
	of Shares	(000)

Teligent*	324	$ 2
TESARO*	138	6
TG Therapeutics*	218	2
TherapeuticsMD*	721	4
Threshold Pharmaceuticals*	2,508	1
Tobira Therapeutics*	70	–
Triple-S Management, Cl B (Puerto Rico)*	156	4
U.S. Physical Therapy	87	4
Ultragenyx Pharmaceutical*	207	13
Unilife*	631	–
Universal American	327	2
Utah Medical Products	36	2
Vascular Solutions*	125	4
Verastem*	746	1
VIVUS*	211	–
Vocera Communications*	214	3
WellCare Health Plans*	258	23
West Pharmaceutical Services	414	26
Wright Medical Group NV (Netherlands)*	473	8
XOMA*	485	–
Zeltiq Aesthetics*	200	5
ZIOPHARM Oncology*	603	5
Zogenix*	84	1

		1,127

Industrials — 13.0%
AAON	273	7
AAR	253	5
ABM Industries	354	11
Acacia Research	226	1
ACCO Brands*	757	6
Accuride*	1,085	1
Actuant, Cl A	386	9
Advanced Drainage Systems	159	3
Advisory Board*	238	7
Aegion*	252	5
Aerojet Rocketdyne Holdings*	395	6
Aerovironment*	121	3
Aircastle (Bermuda)	405	8
Alamo Group	49	3
Albany International, Cl A	147	5
Allegiant Travel	79	13
Allied Motion Technologies	63	1
Altra Industrial Motion	178	4
American Railcar Industries	39	2
American Science & Engineering	29	1
American Woodmark*	90	6
Apogee Enterprises	183	7
Applied Industrial Technologies	232	9
ARC Document Solutions*	330	1
ArcBest	173	3
Argan	97	3
Astec Industries	129	6
Astronics*	120	4
Atlas Air Worldwide Holdings*	165	6
AZZ	155	8
Barnes Group	334	11
Barrett Business Services	67	2
Beacon Roofing Supply*	305	11
Blount International*	337	3
Brady, Cl A	296	8
Briggs & Stratton	316	7

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Brink’s	296	$ 9
Builders FirstSource*	316	2
CAI International*	121	1
CBIZ*	352	4
CEB	197	11
Chart Industries*	208	4
CIRCOR International	112	4
Civeo (Canada)*	1,063	1
CLARCOR	307	15
Columbus McKinnon	138	2
Comfort Systems USA	236	7
Commercial Vehicle Group*	395	1
Continental Building Products*	211	4
CRA International*	87	2
Cubic	128	4
Curtiss-Wright	278	20
Deluxe	299	17
DigitalGlobe*	457	7
Douglas Dynamics	168	3
DXP Enterprises*	91	1
Dycom Industries*	200	11
Eagle Bulk Shipping (Marshall Islands)*	543	–
Echo Global Logistics*	138	4
EMCOR Group	375	17
Encore Wire	128	5
EnerSys	262	13
Engility Holdings*	118	2
Ennis	197	4
EnPro Industries	132	7
ESCO Technologies	178	6
Essendant	255	7
Esterline Technologies*	175	10
ExOne*	46	–
Exponent	164	8
Federal Signal	414	5
Forward Air	197	8
Franklin Electric	296	9
FTI Consulting*	253	8
Furmanite*	252	1
G&K Services, Cl A	124	8
Generac Holdings*	426	15
General Cable	244	2
Gibraltar Industries*	217	5
Global Brass & Copper Holdings	155	3
Gorman-Rupp	135	3
GP Strategies*	102	2
Graham	24	–
Granite Construction	243	10
Great Lakes Dredge & Dock*	433	1
Greenbrier	172	4
Griffon	224	3
H&E Equipment Services	197	3
Hawaiian Holdings*	291	13
Healthcare Services Group	433	15
Heartland Express	326	6
HEICO	119	7
Heidrick & Struggles International	138	3
Herman Miller	355	9
Hillenbrand	382	11
HNI	282	10
Hub Group, Cl A*	236	9
Hurco	64	2

	Number	Value
	of Shares	(000)

Huron Consulting Group*	151	$ 8
Hyster-Yale Materials Handling	70	4
ICF International*	138	5
InnerWorkings*	67	–
Insperity	125	6
Insteel Industries	138	4
Interface	423	7
John Bean Technologies	182	10
Kadant	85	3
Kaman	178	8
Kelly Services, Cl A	178	3
KEYW Holding*	214	1
Kforce	178	3
Kimball International, Cl B	132	1
Knight Transportation	371	9
Knoll	307	6
Korn/Ferry International	316	9
LB Foster, Cl A	135	2
Lindsay	74	5
LSI Industries	218	2
Lydall*	128	4
Marten Transport	178	3
Masonite International (Canada)*	190	11
MasTec*	397	7
Matson	264	11
Matthews International, Cl A	185	9
McGrath RentCorp	123	3
Meritor*	615	5
Mistras Group*	118	3
Mobile Mini	290	8
Moog, Cl A*	229	10
MRC Global*	638	8
MSA Safety	178	8
Mueller Industries	354	9
Mueller Water Products, Cl A	993	9
Multi-Color	83	4
MYR Group*	155	3
National Presto Industries	38	3
Navigant Consulting*	337	5
NCI Building Systems*	110	1
NN	138	2
Nortek*	60	2
Northwest Pipe*	63	1
Omega Flex	38	1
On Assignment*	317	10
PAM Transportation Services*	32	1
Park-Ohio Holdings	60	2
Patrick Industries*	93	4
PGT*	277	3
Powell Industries	29	1
PowerSecure International*	183	3
Primoris Services	183	4
Proto Labs*	142	9
Quad/Graphics	178	2
Quanex Building Products	183	3
Raven Industries	168	3
RBC Bearings*	138	9
Republic Airways Holdings*	323	–
Resources Connection	281	4
Rexnord*	598	11
Roadrunner Transportation Systems*	138	2
RPX*	355	4

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Rush Enterprises, Cl A*	167	$ 3
Safe Bulkers (Marshall Islands)	1,873	1
Saia*	155	4
Simpson Manufacturing	255	9
SkyWest	252	5
SP Plus*	118	3
Standex International	79	6
Steelcase, Cl A	523	7
Sun Hydraulics	138	4
Swift Transportation*	517	9
TAL International Group*	185	2
TASER International*	334	6
Team*	138	4
Teledyne Technologies*	208	18
Tennant	118	5
Tetra Tech	381	10
Textainer Group Holdings (Bermuda)	97	1
Thermon Group Holdings*	229	4
Titan International	337	2
Trex*	210	9
TriMas*	277	5
TrueBlue*	255	6
Tutor Perini*	186	2
Ultrapetrol (Bahamas)*	10,832	2
UniFirst	95	10
Universal Forest Products	128	10
Universal Truckload Services	97	2
US Ecology	144	5
Viad	151	4
Vicor*	90	1
Virgin America*	163	5
Wabash National*	439	5
WageWorks*	219	11
Watts Water Technologies, Cl A	178	9
Werner Enterprises	296	8
Wesco Aircraft Holdings*	355	5
West	324	7
Woodward	394	18
Xerium Technologies*	112	1
XPO Logistics*	452	11
YRC Worldwide*	205	2

		1,126

Information Technology — 18.4%
ACI Worldwide*	679	13
Actua*	190	2
Acxiom*	464	10
ADTRAN	322	6
Advanced Energy Industries*	268	8
Alarm.com Holdings*	90	2
Alliance Fiber Optic Products*	115	2
Alpha & Omega Semiconductor (Bermuda)*	212	3
Ambarella (Cayman Islands)*	189	9
American Software, Cl A	218	2
Amkor Technology*	770	4
Angie’s List*	320	3
Anixter International*	172	7
Applied Micro Circuits*	493	3
Applied Optoelectronics*	127	2
Aspen Technology*	517	17
AVG Technologies NV (Netherlands)*	258	5

	Number	Value
	of Shares	(000)

AVX	319	$ 4
Axcelis Technologies*	390	1
Badger Meter	95	6
Bankrate*	448	3
Barracuda Networks*	69	1
Bazaarvoice*	375	1
Bel Fuse, Cl B	120	2
Belden	258	14
Benchmark Electronics*	341	7
Black Box	118	2
Blackbaud	281	16
Blackhawk Network Holdings*	321	11
Blucora*	291	2
Bottomline Technologies*	236	7
Brightcove*	205	1
BroadSoft*	182	7
Brooks Automation	474	5
Cabot Microelectronics*	155	6
CACI International, Cl A*	144	14
CalAmp*	236	4
Calix*	316	2
Callidus Software*	296	4
Cardtronics*	288	10
Cascade Microtech*	128	3
Cass Information Systems	83	4
Cavium*	320	19
CEVA*	163	3
Checkpoint Systems	296	2
Ciber*	631	1
Ciena*	757	16
Cimpress NV (Netherlands)*	197	17
Cirrus Logic*	375	13
Coherent*	145	12
Cohu	206	2
CommVault Systems*	276	10
comScore*	292	12
Comtech Telecommunications	128	3
Convergys	609	16
Cornerstone OnDemand*	320	9
CPI Card Group*	180	1
Cray*	255	11
CSG Systems International	206	8
CTS	236	3
Cvent*	153	3
Daktronics	255	2
Datalink*	24	–
Demandware*	176	6
DHI Group*	323	3
Diebold	400	10
Digi International*	217	2
Diodes*	236	5
DSP Group*	210	2
DTS*	93	2
EarthLink Holdings	699	4
Ebix	182	7
Electro Rent	19	–
Electronics For Imaging*	285	11
Ellie Mae*	173	15
Endurance International Group Holdings*	287	3
EnerNOC*	167	1
Entegris*	887	11
Envestnet*	213	4

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
EPAM System*	291	$20
Epiq Systems	236	3
ePlus*	38	3
Euronet Worldwide*	303	20
Everi Holdings*	555	2
EVERTEC (Puerto Rico)	408	5
Exar*	255	1
ExlService Holdings*	205	10
Extreme Networks*	651	2
Fabrinet (Cayman Islands)*	248	7
Fair Isaac	184	18
Fairchild Semiconductor International*	704	14
FARO Technologies*	108	3
FEI	241	20
Finisar*	583	8
Fleetmatics Group PLC (Ireland)*	231	8
FormFactor*	381	3
Forrester Research	87	3
Gigamon*	163	4
Globant SA (Luxembourg)*	112	3
Glu Mobile*	637	2
GrubHub*	392	9
GSI Group (Canada)*	228	3
Guidewire Software*	401	20
Hackett Group	183	3
Harmonic*	640	2
Heartland Payment Systems	220	21
HubSpot*	121	5
II-VI*	344	8
Immersion*	229	2
Imperva*	141	6
Infinera*	790	12
Infoblox*	359	6
Inphi*	217	5
Insight Enterprises*	260	7
Integrated Device Technology*	863	17
Interactive Intelligence Group*	99	3
InterDigital	226	11
Internap*	414	1
Intersil, Cl A	812	10
Intralinks Holdings*	296	2
InvenSense*	467	4
Itron*	240	10
Ixia*	414	5
IXYS	214	2
j2 Global	282	21
Jive Software*	90	–
Kimball Electronics*	200	2
Lattice Semiconductor*	812	5
Limelight Networks*	569	1
Lionbridge Technologies*	474	2
Liquidity Services*	220	1
Littelfuse	136	15
LivePerson*	226	1
LogMeIn*	155	8
Luxoft Holding (British Virgin Islands)*	114	6
M/A-COM Technology Solutions Holdings*	107	4
Manhattan Associates*	429	24
ManTech International, Cl A	163	5
Marchex, Cl B	379	2
Mattson Technology*	636	2
MAXIMUS	379	19

	Number	Value
	of Shares	(000)

MaxLinear, Cl A*	336	$ 5
Mentor Graphics	609	12
Mercury Systems*	231	4
Mesa Laboratories	25	2
Methode Electronics	235	7
Microsemi*	645	22
MicroStrategy, Cl A*	57	9
MKS Instruments	329	11
ModusLink Global Solutions*	340	1
MoneyGram International*	265	1
Monolithic Power Systems	235	14
Monotype Imaging Holdings	239	6
Monster Worldwide*	686	2
MTS Systems	103	6
Multi-Fineline Electronix*	88	2
Nanometrics*	191	3
NeoPhotonics*	235	3
NETGEAR*	198	8
NetScout Systems*	555	11
NeuStar, Cl A*	354	9
Newport*	277	6
NIC	414	7
Nimble Storage*	357	3
NVE	38	2
Oclaro*	752	4
OSI Systems*	126	8
Park Electrochemical	142	2
Paycom Software*	197	6
PC Connection*	91	2
PDF Solutions*	221	3
Pegasystems	236	6
Perficient*	236	4
Photronics*	438	4
Plantronics	210	8
Plexus*	217	8
Polycom*	810	8
Power Integrations	178	8
Progress Software*	328	8
Proofpoint*	232	11
PROS Holdings*	145	2
Qlik Technologies*	530	12
QLogic*	559	7
Qualys*	118	3
Quantum*	1,757	1
Rambus*	727	9
RealD*	296	3
RealPage*	316	6
Reis	83	2
RetailMeNot*	295	2
Rofin-Sinar Technologies*	197	4
Rogers*	120	6
Rovi*	507	12
Ruckus Wireless*	337	3
Rudolph Technologies*	235	3
Sanmina*	486	10
ScanSource*	186	7
Science Applications International	275	12
SciQuest*	155	2
Seachange International*	243	1
Semtech*	433	8
ServiceSource International*	454	2
ShoreTel*	433	3

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
Shutterstock*	139	$ 5
Silicon Graphics International*	243	1
Silicon Laboratories*	262	11
Silver Spring Networks*	154	2
Sonus Networks*	273	2
SPS Commerce*	99	4
Stamps.com*	91	11
Super Micro Computer*	183	6
Sykes Enterprises*	258	8
Synaptics*	213	17
Synchronoss Technologies*	226	6
SYNNEX	175	16
Syntel*	193	9
Take-Two Interactive Software*	502	18
Tangoe*	217	2
Tech Data*	214	15
TechTarget*	154	1
Telenav*	256	2
TeleTech Holdings	132	4
Tessera Technologies	328	10
TiVo*	626	5
TTM Technologies*	449	3
TubeMogul*	56	1
Tyler Technologies*	194	23
Ubiquiti Networks*	193	6
Ultra Clean Holdings*	175	1
Unisys*	337	4
Universal Display*	243	12
VASCO Data Security International*	200	3
Veeco Instruments*	244	5
Verint Systems*	371	13
ViaSat*	250	18
VirnetX Holding*	429	2
Virtusa*	167	6
Vishay Intertechnology	848	10
Vishay Precision Group*	126	1
Web.com Group*	294	5
WebMD Health*	228	13
Xcerra*	375	2
XO Group*	205	3
Xura*	97	2
Zix*	548	2

		1,591

Materials — 4.0%
A. Schulman	186	5
AEP Industries	35	3
AK Steel Holding*	1,170	3
American Vanguard	197	2
Axiall	433	9
Balchem	186	12
Berry Plastics Group*	713	22
Boise Cascade*	258	4
Calgon Carbon	354	5
Carpenter Technology	305	9
Century Aluminum*	438	3
Chase	60	3
Chemtura*	411	10
Clearwater Paper*	121	5
Cliffs Natural Resources*	1,301	3
Coeur Mining*	650	2

	Number	Value
	of Shares	(000)

Commercial Metals	595	$ 9
Core Molding Technologies*	102	1
Deltic Timber	79	4
Ferro*	467	5
Ferroglobe PLC (United Kingdom)	414	3
Flotek Industries*	369	3
FutureFuel	168	2
H.B. Fuller	316	12
Handy & Harman*	39	1
Hawkins	83	3
Haynes International	57	2
Headwaters*	460	8
Hecla Mining	2,229	6
Horsehead Holding*	2,998	–
Innophos Holdings	145	4
Innospec	159	7
Intrepid Potash*	652	1
Kaiser Aluminum	112	9
KapStone Paper and Packaging	534	5
KMG Chemicals	85	2
Koppers Holdings*	138	2
Kraton Performance Polymers*	217	4
Louisiana-Pacific*	868	14
LSB Industries*	129	1
Materion	141	4
Minerals Technologies	208	11
Myers Industries	197	2
Neenah Paper	108	6
Olin	963	15
Olympic Steel	119	1
OMNOVA Solutions*	354	2
P.H. Glatfelter	225	4
PolyOne	526	14
Quaker Chemical	90	7
Rayonier Advanced Materials	344	3
Rentech*	490	1
Ryerson Holding*	232	1
Schweitzer-Mauduit International	193	6
Sensient Technologies	272	16
Stepan	118	6
Stillwater Mining*	732	6
SunCoke Energy	450	2
TimkenSteel	398	3
Trecora Resources*	182	2
Tredegar	178	2
Trinseo SA (Luxembourg)*	92	3
Tronox, Cl A (Australia)	330	2
U.S. Concrete*	103	5
United States Lime & Minerals	25	1
Valhi	460	1
Worthington Industries	305	9

		343

Telecommunication Services — 0.8%
8x8*	556	6
Atlantic Tele-Network	60	4
Cincinnati Bell*	1,437	5
Cogent Communications Holdings	283	10
Consolidated Communications Holdings	244	6
FairPoint Communications*	70	1
General Communication, Cl A*	237	5
IDT, Cl B	102	1

See Notes to Schedules of Investments.

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Telecommunication Services — continued
inContact*	414	$ 4
Inteliquent	229	4
Leap Wireless International* (A) (B)	180	–
Lumos Networks*	57	1
NTELOS Holdings*	112	1
Shenandoah Telecommunications	311	8
Spok Holdings	178	3
Vonage Holdings*	1,047	6

		65

Utilities — 3.8%
ALLETE	271	14
American States Water	234	10
Atlantic Power (Canada)	928	2
Avista	375	14
Black Hills	278	16
California Water Service Group	316	8
Chesapeake Utilities	69	4
Cleco	354	16
Connecticut Water Service	79	3
Dynegy*	720	7
El Paso Electric	205	8
Empire District Electric	214	7
IDACORP	292	21
Laclede Group	244	16
MGE Energy	211	10
Middlesex Water	113	3
New Jersey Resources	514	18
Northwest Natural Gas	169	8
NorthWestern	271	16
NRG Yield, Cl A	151	2
NRG Yield, Cl C	196	3
Ormat Technologies	188	7
Otter Tail	176	5
Pattern Energy Group	280	5
Piedmont Natural Gas	460	27
PNM Resources	422	13
Portland General Electric	488	19
South Jersey Industries	373	10
Southwest Gas	279	17
Unitil	60	2
WGL Holdings	290	20

		331

Total Common Stocks (Cost $9,795)		8,476

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	176,504	$177

Total Money Market Fund (Cost $177)		177

WARRANTS — 0.0%
Hercules Offshore* (A) (B)	62	–

Total Warrants (Cost $ – )		–

TOTAL INVESTMENTS — 100.1% (Cost $9,972)**		8,653

Other Assets & Liabilities – (0.1)%		(5)

TOTAL NET ASSETS — 100.0%		$8,648

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,978.

Gross unrealized appreciation (000)	$572
Gross unrealized depreciation (000)	(1,897)

Net unrealized depreciation (000)	$(1,325)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents 0.0% of net assets as of February 29, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Common Stocks	$8,468	$6	$2	$8,476
Money Market Fund	177	–	–	177
Warrants	–	–	–	–

Total Assets - Investments in Securities	$8,645	$6	$2	$8,653

There were no material transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 8.3%
Automotive — 4.8%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$376
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	470
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	153	152
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	85	85
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	305	305
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	220	220
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	484	484
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	775	774
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	760	763
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	402

		4,031

Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	500	503
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	905	907
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	365	367
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	595	594

		2,371

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	340	340

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	256

Total Asset-Backed Securities (Cost $6,990)		6,998

	Par	Value
	(000)	(000)
CORPORATE BONDS — 29.0%
Aerospace — 0.4%
Lockheed Martin
3.800%, 03/01/45	$350	$327

Automotive — 0.9%
General Motors Financial
3.200%, 07/13/20	250	241
Toyota Motor Credit (MTN)
3.400%, 09/15/21	270	285
Volkswagen Group of America Finance LLC
0.988%, 05/23/17 (A) 144A	200	196

		722

Cable — 2.2%
21st Century Fox America
8.450%, 08/01/34	265	355
CBS
4.000%, 01/15/26	230	233
DIRECTV Holdings LLC
4.600%, 02/15/21	350	377
4.450%, 04/01/24	35	37
Discovery Communications LLC
3.250%, 04/01/23	440	404
Scripps Networks Interactive
2.800%, 06/15/20	250	245
Time Warner Cable
4.500%, 09/15/42	250	204

		1,855

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	230	243
Hasbro
6.300%, 09/15/17	319	340

		583

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	240	255

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	200	253

Energy — 2.6%
BP Capital Markets PLC
3.245%, 05/06/22	205	202
ConocoPhillips
6.500%, 02/01/39	245	245
Energy Transfer Partners LP
4.050%, 03/15/25	210	175
6.125%, 12/15/45	110	90
EQT
5.150%, 03/01/18	125	123
4.875%, 11/15/21	245	218
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	121	122
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	237	214
Petroleos Mexicanos
6.000%, 03/05/20	155	159
Phillips 66
4.650%, 11/15/34	235	215

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Energy — continued
Rowan
4.750%, 01/15/24	$440	$242
Williams Partners LP
4.125%, 11/15/20	225	185

		2,190

Financials — 8.2%
American Express Credit (GMTN)
2.250%, 08/15/19	335	336
Bank of America (MTN)
4.000%, 04/01/24	275	284
4.200%, 08/26/24	465	466
BankUnited
4.875%, 11/17/25	165	165
BBVA Bancomer SA
4.375%, 04/10/24 144A	250	249
Capital One Financial
2.450%, 04/24/19	475	475
4.200%, 10/29/25	100	98
Citigroup
2.050%, 12/07/18	525	522
4.450%, 09/29/27	110	108
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	300	283
Deutsche Bank AG
2.950%, 08/20/20	315	305
Goldman Sachs Group
5.750%, 01/24/22	200	227
JPMorgan Chase
4.625%, 05/10/21	420	459
3.375%, 05/01/23	280	276
Lloyds Bank PLC
1.750%, 05/14/18	325	323
Morgan Stanley (GMTN)
4.750%, 03/22/17	260	269
4.875%, 11/01/22	260	274
Royal Bank of Canada
1.200%, 09/19/17	235	235
Santander UK Group Holdings PLC
2.875%, 10/16/20	220	216
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	215	217
Visa
4.150%, 12/14/35	410	435
Wells Fargo
5.900%, 12/29/49(A)	230	231
Wells Fargo (GMTN)
4.300%, 07/22/27	215	224
Wells Fargo (MTN)
3.300%, 09/09/24	200	204

		6,881

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	260	279
Diageo Capital PLC
2.625%, 04/29/23	275	276
Kraft Heinz Foods
5.200%, 07/15/45 144A	200	215

		770

	Par	Value
	(000)	(000)
Healthcare — 2.6%
Actavis Funding SCS
3.450%, 03/15/22	$465	$475
Amgen
4.400%, 05/01/45	370	353
Gilead Sciences
3.700%, 04/01/24	380	401
Johnson & Johnson
3.550%, 03/01/36	400	401
Novartis Capital
3.700%, 09/21/42	260	252
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	260	268

		2,150

Industrials — 0.5%
General Electric
4.125%, 10/09/42	420	425

Insurance — 1.4%
ACE INA Holdings
2.875%, 11/03/22	125	127
Assurant
2.500%, 03/15/18	235	235
Berkshire Hathaway Finance
4.250%, 01/15/21	215	237
MetLife
6.400%, 12/15/36	210	205
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	190	193
XLIT
2.300%, 12/15/18	225	225

		1,222

Materials — 0.3%
Cytec Industries
3.950%, 05/01/25	240	227

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	290	290
4.125%, 07/01/24	105	108
Digital Realty Trust LP
5.250%, 03/15/21	185	203
Host Hotels & Resorts LP
3.750%, 10/15/23	270	263
Realty Income
3.250%, 10/15/22	380	374

		1,238

Retail — 1.9%
Amazon.com
3.300%, 12/05/21	200	210
CVS Health
4.875%, 07/20/35	260	279
Expedia
5.000%, 02/15/26 144A	200	191
McDonald’s Corp (MTN)
3.700%, 01/30/26	65	68
Walgreens Boots Alliance
3.800%, 11/18/24	235	236

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Retail — continued
Wal-Mart Stores
5.250%, 09/01/35	$530	$627

		1,611

Technology — 1.9%
Apple
3.850%, 05/04/43	445	416
Intel
3.100%, 07/29/22	225	236
KLA-Tencor
4.125%, 11/01/21	400	410
Oracle
4.300%, 07/08/34	210	215
QUALCOMM
3.000%, 05/20/22	320	324

		1,601

Telecommunications — 0.6%
GTE
6.940%, 04/15/28	435	513

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	227
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	214
FedEx
3.900%, 02/01/35	250	230

		671

Utilities — 1.0%
Berkshire Hathaway Energy
6.125%, 04/01/36	182	217
Exelon Generation LLC
4.000%, 10/01/20#	227	235
Florida Power & Light
4.050%, 10/01/44	175	183
Puget Sound Energy
5.757%, 10/01/39	202	251

		886

Total Corporate Bonds (Cost $24,152)		24,380

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	320	391

Total Municipal Bond (Cost $328)		391

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 25.7%
Federal Home Loan Mortgage Corporation — 2.2%
9.500%, 10/01/20	4	4
8.500%, 09/01/16 (B)	–	–
8.000%, 07/01/25	21	24
7.500%, 09/01/30 (B)	–	–
6.000%, 09/01/19	6	6
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	630	687

	Par	Value
	(000)	(000)

3.500%, 06/01/42	$707	$740
3.000%, 12/01/42	356	365
2.593%, 01/01/36 (A)	6	6
2.564%, 12/01/36 (A)	6	7

		1,839

Federal National Mortgage Association — 20.6%
8.000%, 03/01/31	1	1
6.000%, 09/01/37	2	3
5.500%, 05/01/35	214	243
5.500%, 03/01/36	24	27
5.000%, 03/01/40	519	578
4.500%, 10/01/39	1,067	1,162
4.500%, 03/01/40	284	310
4.500%, 04/01/40	471	517
4.500%, 07/01/40	25	27
4.500%, 04/01/41	354	386
4.000%, 09/01/39	18	19
4.000%, 11/01/40	774	828
4.000%, 01/01/41	909	986
4.000%, 02/01/41	583	624
4.000%, 11/01/41	30	32
4.000%, 12/01/41	505	540
4.000%, 07/01/42	582	624
3.500%, 01/01/28	374	396
3.500%, 09/01/29	411	435
3.500%, 11/01/29	414	438
3.500%, 03/01/41	819	860
3.500%, 07/01/42	625	661
3.500%, 08/01/42	651	686
3.500%, 10/01/42	972	1,021
3.500%, 11/01/42	55	57
3.500%, 02/01/43	934	987
3.000%, 06/01/27	490	513
3.000%, 11/01/27	621	649
3.000%, 04/01/43	1,271	1,306
3.000%, 06/01/43	1,156	1,187
2.500%, 11/01/27	1,176	1,213
2.192%, 08/01/35 (A)	3	4

		17,320

Government National Mortgage Association — 2.9%
8.500%, 11/15/21	20	20
8.500%, 07/15/22	4	4
8.250%, 04/20/17 (B)	–	–
6.000%, 01/15/32 (B)	–	–
4.500%, 10/20/45	700	754
4.000%, 09/15/41	778	834
3.500%, 07/15/42 (B)	–	–
3.500%, 12/20/42	776	822

		2,434

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $20,883)		21,593

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bonds — 5.3%
4.500%, 02/15/36	1,721	2,369
3.750%, 08/15/41	1,550	1,920
3.125%, 08/15/44	135	150

		4,439

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Inflationary Index Bond (TIP) — 2.1%
0.250%, 01/15/25	$1,783	$1,768

U.S. Treasury Notes — 27.5%
3.000%, 09/30/16	620	629
2.500%, 08/15/23	545	582
2.375%, 08/15/24	470	496
2.125%, 05/15/25	470	486
2.000%, 02/28/21	390	404
2.000%, 02/15/23	570	588
1.750%, 10/31/20	2,865	2,932
1.625%, 07/31/19	600	612
1.625%, 12/31/19	1,550	1,580
1.625%, 08/15/22	2,605	2,634
1.500%, 06/30/16	925	928
1.500%, 08/31/18	300	305
1.500%, 12/31/18	1,060	1,078
1.250%, 01/31/19	430	434
1.250%, 10/31/19	1,715	1,726
0.750%, 03/31/18	1,085	1,084
0.625%, 07/15/16	1,250	1,251
0.625%, 11/15/16	405	405
0.500%, 07/31/16	845	845
0.375%, 03/15/16	915	915
0.375%, 05/31/16	3,200	3,200

		23,114

Total U.S. Treasury Obligations (Cost $28,655)		29,321

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	1,248,006	$1,248

Total Money Market Fund (Cost $1,248)		1,248

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $82,256)		83,931

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	240,429	240

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $240)		240

TOTAL INVESTMENTS — 100.1% (Cost $82,496)*		84,171

Other Assets & Liabilities – (0.1)%		(114)

TOTAL NET ASSETS — 100.0%		$84,057

*	Aggregate cost for Federal income tax purposes is (000) $ 82,613.

Gross unrealized appreciation (000)	$2,225
Gross unrealized depreciation (000)	(667)

Net unrealized appreciation (000)	$1,558

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $232 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,258 (000) and represents 1.5% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Asset-Backed Securities	$–	$6,998	$–	$6,998
Corporate Bonds	–	24,380	–	24,380
Money Market Fund	1,248	–	–	1,248
Municipal Bond	–	391	–	391
Short-Term Investment Purchased with Collateral From Securities Loaned	240	–	–	240
U.S. Government Agency Mortgage- Backed Obligations	–	21,593	–	21,593
U.S. Treasury Obligations	–	29,321	–	29,321

Total Assets - Investments in Securities	$1,488	$82,683	$–	$84,171

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 90.6%
Federal Home Loan Mortgage Corporation — 9.8%
9.000%, 04/01/16 to 09/01/20	$4	$4
8.500%, 11/01/18 to 01/01/22	8	8
8.000%, 02/01/17 to 03/01/22	4	4
7.000%, 05/01/31	9	10
6.000%, 10/01/32	113	130
5.500%, 03/01/28	76	86
4.500%, 03/01/40 to 07/01/40	1,228	1,350
4.000%, 09/01/40 to 01/01/41	813	869
3.500%, 06/01/42 to 12/01/42	2,071	2,169
3.000%, 04/01/43	449	460

		5,090

Federal National Mortgage Association — 66.3%
10.000%, 06/01/21	2	2
9.000%, 02/01/17 to 10/01/19	2	2
8.500%, 11/01/21 to 09/01/23	4	5
8.000%, 02/01/23 to 03/01/23	3	4
7.500%, 09/01/22 to 07/01/31	76	92
7.000%, 01/01/31 to 09/01/31	36	38
6.500%, 04/01/16 to 02/01/38	418	493
6.000%, 01/01/37	532	612
5.500%, 12/01/18 to 01/01/35	1,241	1,400
5.000%, 10/01/35 to 10/01/39	1,443	1,612
4.500%, 06/01/20 to 09/01/43	3,629	3,966
4.000%, 07/01/25 to 12/01/42	6,661	7,130
3.500%, 08/01/26 to 05/01/45	9,835	10,340
3.000%, 04/01/27 to 08/01/43	6,235	6,448
2.500%, 09/01/27 to 04/01/28	2,096	2,160

		34,304

Government National Mortgage Association — 14.5%
9.250%, 12/20/16 to 05/15/21	17	17
9.000%, 06/15/16 to 11/15/24	38	42
8.750%, 12/15/16	6	6
8.500%, 02/15/17 to 09/15/24	50	53
8.000%, 04/15/17 to 04/15/30	112	122
7.500%, 05/15/22 to 09/20/30	215	233
7.000%, 03/15/23 to 07/15/31	316	356
5.000%, 10/15/39	970	1,082
4.500%, 03/15/39 to 10/20/45	1,559	1,700
4.000%, 09/15/39 to 10/20/44	2,191	2,344
3.500%, 06/20/42 to 01/20/43	1,475	1,560

		7,515

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $45,502)		46,909

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Notes — 7.3%
1.250%, 10/31/19	$ 645	$649
0.750%, 02/28/18	3,110	3,107
		3,756

Total U.S. Treasury Obligations (Cost $3,753)		3,756

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	18	20

Total Collateralized Mortgage Obligation (Cost $18)		20

	Number
	of Shares
MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (A)	1,071,704	1,072

Total Money Market Fund (Cost $1,072)		1,072

TOTAL INVESTMENTS — 100.0% (Cost $50,345)*		51,757

Other Assets & Liabilities – 0.0%		4

TOTAL NET ASSETS — 100.0%		$51,761

*	Aggregate cost for Federal income tax purposes is (000) $50,345.

Gross unrealized appreciation (000)	$1,506
Gross unrealized depreciation (000)	(94)

Net unrealized appreciation (000)	$1,412

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Collateralized Mortgage Obligation	$–	$20	$–	$20
Money Market Fund	1,072	–	–	1,072
U.S. Government Agency Mortgage- Backed Obligations	–	46,909	–	46,909
U.S. Treasury Obligations	–	3,756	–	3,756

Total Assets - Investments in Securities	$1,072	$50,685	$–	$51,757

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    H i g h    Y i e l d    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — 92.2%
Aerospace — 3.6%
Spirit AeroSystems
6.750%, 12/15/20	$423	$438

Automotive — 0.0%
General Motors Escrow Bond
8.375%, 07/15/33* (A) (B) (C)	405	–

Cable — 13.5%
AMC Networks
7.750%, 07/15/21	140	148
Belo
7.750%, 06/01/27	450	470
Cable One
5.750%, 06/15/22 144A	200	201
CCO Holdings LLC
6.625%, 01/31/22	115	121
CSC Holdings LLC
8.625%, 02/15/19	325	350
Sinclair Television Group
6.375%, 11/01/21	325	337

		1,627

Consumer Services — 18.1%
Avon Products
5.750%, 03/01/18	150	129
6.750%, 03/15/23	300	181
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	352
Graham Holdings
7.250%, 02/01/19	75	80
H&E Equipment Services
7.000%, 09/01/22#	208	198
Live Nation Entertainment
7.000%, 09/01/20 144A	200	210
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	200	189
Royal Caribbean Cruises
7.500%, 10/15/27	400	444
Sotheby’s
5.250%, 10/01/22 144A	450	397

		2,180

Energy — 14.6%
Chesapeake Energy
7.250%, 12/15/18#	450	162
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	340	136
Continental Resources
5.000%, 09/15/22	150	114
Denbury Resources
5.500%, 05/01/22	425	134
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	500	360
Global Marine
7.000%, 06/01/28	500	210
Kinder Morgan (GMTN)
7.750%, 01/15/32	200	191
Marathon Oil
5.900%, 03/15/18	119	108
McDermott International
8.000%, 05/01/21 144A	200	130

	Par (000)	Value (000)

Peabody Energy
10.000%, 03/15/22 144A	$250	$9
PHI
5.250%, 03/15/19	250	205

		1,759

Financials — 2.0%
Bank of America
6.250%, 09/29/49 (D)	125	122
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	115	116

		238

Healthcare — 4.7%
DaVita HealthCare Partners
5.750%, 08/15/22	240	253
Select Medical
6.375%, 06/01/21	350	315

		568

Industrials — 24.0%
Bombardier
7.750%, 03/15/20 144A	335	268
Crown Cork & Seal
7.375%, 12/15/26	143	153
Erickson
8.250%, 05/01/20	565	356
K. Hovnanian Enterprises
7.250%, 10/15/20 144A	350	273
KLX
5.875%, 12/01/22 144A	400	381
Masco
7.750%, 08/01/29	362	401
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	231
PulteGroup
7.875%, 06/15/32	375	426
USG
7.875%, 03/30/20 144A	385	401

		2,890

Materials — 5.0%
ArcelorMittal
10.850%, 06/01/19	325	342
Eldorado Gold
6.125%, 12/15/20 144A	310	259

		601

Retail — 1.5%
Hanesbrands
6.375%, 12/15/20	175	181

Telecommunications — 5.2%
DigitalGlobe
5.250%, 02/01/21 144A	369	321
SBA Telecommunications
5.750%, 07/15/20	300	312

		633

Total Corporate Bonds
(Cost $13,177)		11,115

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — 1.4%
Automotive — 0.4%
General Motors	1,780	$52

Consumer Discretionary — 1.0%
Houghton Mifflin Harcourt*	6,325	119

Total Common Stocks
(Cost $170)		171

MONEY MARKET FUND — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (E)	555,171	555

Total Money Market Fund
(Cost $555)		555

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.2% (Cost $13,902)		11,841

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.0%
Money Market Fund — 3.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (E)	359,533	$360

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $360)		360

TOTAL INVESTMENTS — 101.2%
(Cost $14,262)**		12,201

Other Assets & Liabilities – (1.2)%		(141)

TOTAL NET ASSETS — 100.0%		$12,060

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $14,265.

Gross unrealized appreciation (000)	$210
Gross unrealized depreciation (000)	(2,274)

Net unrealized depreciation (000)	$(2,064)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $357 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 29, 2016.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,622 (000) and represents 30.0% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

P N C    H i g h    Y i e l d    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$171	$–	$–	$171

Corporate Bonds	–	11,115	–	11,115

Money Market Fund	555	–	–	555

Short-Term Investment Purchased with Collateral From Securities Loaned	360	–	–	360

Total Assets - Investments in Securities	$1,086	$11,115	$–	$12,201

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 15.5%
Automotive — 6.9%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$3,000	$3,008
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	2,985	2,985
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,125	1,128
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	151	151
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	790
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	640
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	208	208
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	2,480	2,479
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,164
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	2,475	2,471
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,179
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,597
Toyota Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.890%, 07/17/17	6	6
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,643
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	332	331

		20,780

Credit Cards — 6.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	3,295	3,313
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,659
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,602

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1
1.390%, 01/15/21	$2,610	$2,620
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,254
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,406
Citibank Credit Card Issuance Trust,
Series 2014-A2, Cl A2
1.020%, 02/22/19	2,000	2,000
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	860
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,824

		20,538

Equipment — 0.8%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,753	1,751
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	645

		2,396

Financials — 0.8%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	2,406	2,410

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	655

Total Asset-Backed Securities
(Cost $46,760)		46,779

CORPORATE BONDS — 36.7%
Automotive — 1.4%
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,008
General Motors Financial
3.200%, 07/13/20	1,500	1,450
PACCAR Financial (MTN)
1.236%, 12/06/18 (A)	800	802
Volkswagen Group of America Finance LLC
0.988%, 05/23/17 (A) 144A	855	837

		4,097

Cable — 2.7%
CCO Safari II LLC
4.464%, 07/23/22 144A	1,400	1,422
DIRECTV Holdings LLC
4.600%, 02/15/21	1,980	2,135
Discovery Communications LLC
3.300%, 05/15/22	1,380	1,299

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
Thomson Reuters
3.850%, 09/29/24	$1,300	$1,329
TimeWarner
3.400%, 06/15/22	750	742
3.600%, 07/15/25	360	354
Viacom
3.250%, 03/15/23	850	771

		8,052

Consumer Discretionary — 0.8%
Carnival
3.950%, 10/15/20	845	892
Hasbro
6.300%, 09/15/17	1,431	1,527

		2,419

Energy — 3.6%
Anadarko Petroleum
5.950%, 09/15/16	450	453
Chevron
2.411%, 03/03/22	930	905
ConocoPhillips
2.875%, 11/15/21	1,315	1,194
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,434
EQT
5.150%, 03/01/18	495	486
4.875%, 11/15/21	1,145	1,020
Exxon Mobil
0.552%, 03/15/17 (A)	2,150	2,145
1.412%, 03/01/19 (A)	435	435
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	245	243
4.150%, 03/01/22	1,176	1,055
Petroleos Mexicanos
3.500%, 07/23/20 144A	300	283
4.250%, 01/15/25 144A	410	362
Rowan
4.875%, 06/01/22	1,475	849

		10,864

Financials — 13.9%
American Express
3.625%, 12/05/24	875	862
American Express Credit
1.128%, 07/29/16 (A)	1,155	1,155
American Honda Finance (GMTN)
1.117%, 10/07/16 (A)	1,250	1,253
American Honda Finance (MTN)
2.250%, 08/15/19	530	538
Bank of America (MTN)
5.625%, 07/01/20	665	736
4.000%, 04/01/24	680	703
4.200%, 08/26/24	1,330	1,332
Bank of Montreal (MTN)
0.874%, 07/14/17 (A)	1,500	1,495
BankUnited
4.875%, 11/17/25	690	692
BB&T (MTN)
2.250%, 02/01/19	1,200	1,215
6.850%, 04/30/19	10	11

	Par	Value
	(000)	(000)

BBVA Bancomer SA
4.375%, 04/10/24 144A	$1,270	$1,264
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	720
Capital One Financial
3.500%, 06/15/23	1,745	1,745
Citigroup
2.150%, 07/30/18	365	364
2.050%, 12/07/18	1,360	1,352
4.450%, 09/29/27	320	315
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	730	690
Deutsche Bank AG
1.350%, 05/30/17	1,445	1,424
GE Capital International Funding
3.373%, 11/15/25 144A	583	610
General Electric Capital (GMTN)
3.150%, 09/07/22	224	235
Goldman Sachs Group
5.750%, 01/24/22	780	886
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,291
John Deere Capital
1.190%, 01/08/19 (A)	1,640	1,642
John Deere Capital (MTN)
2.450%, 09/11/20	685	697
JPMorgan Chase
6.125%, 06/27/17	411	433
4.625%, 05/10/21	865	945
3.375%, 05/01/23	1,585	1,565
Lloyds Bank PLC
1.750%, 05/14/18	1,375	1,367
Morgan Stanley (GMTN)
4.875%, 11/01/22	995	1,049
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,454
Royal Bank of Canada
1.200%, 09/19/17	1,560	1,560
1.875%, 02/05/20	2,400	2,413
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,181
Svenska Handelsbanken AB
3.125%, 07/12/16	660	665
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,250
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,205
Visa
2.800%, 12/14/22	895	922
Wells Fargo (GMTN)
3.450%, 02/13/23	660	669
4.125%, 08/15/23	700	742
Wells Fargo (MTN)
3.300%, 09/09/24	765	779
4.100%, 06/03/26	575	593

		42,034

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,340	1,418
3.650%, 02/01/26	675	696

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
Coca-Cola
0.716%, 11/01/16 (A)	$860	$860
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,186
Mondelez International
2.250%, 02/01/19	1,010	1,014

		5,174

Healthcare — 1.6%
Actavis Funding SCS
3.450%, 03/15/22	990	1,012
Aetna
1.500%, 11/15/17	1,658	1,655
Gilead Sciences
3.700%, 04/01/24	1,165	1,228
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,040	1,009

		4,904

Industrials — 0.8%
Burlington Northern
8.750%, 02/25/22	1,250	1,648
Republic Services
5.000%, 03/01/20	850	926

		2,574

Insurance — 1.6%
Assurant
2.500%, 03/15/18	800	800
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,050
MetLife
4.368%, 09/15/23	645	694
3.600%, 11/13/25	410	413
XLIT
2.300%, 12/15/18	805	804

		4,761

Materials — 0.3%
Cytec Industries
3.950%, 05/01/25	910	861

Real Estate Investment Trusts — 2.1%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	1,570	1,571
Digital Realty Trust LP
5.250%, 03/15/21	690	755
Host Hotels & Resorts LP
3.750%, 10/15/23	975	951
Realty Income
3.250%, 10/15/22	1,405	1,383
Ventas Realty LP
3.500%, 02/01/25	1,845	1,788

		6,448

Retail — 0.8%
Expedia
5.000%, 02/15/26 144A	655	624
Lowe’s
1.055%, 09/10/19 (A)	460	458

	Par (000)	Value (000)

Priceline Group
3.650%, 03/15/25	$440	$439
Walgreens Boots Alliance
3.800%, 11/18/24	840	842

		2,363

Technology — 3.2%
Apple
2.250%, 02/23/21	295	300
2.400%, 05/03/23	1,465	1,453
Electronic Arts
3.700%, 03/01/21	550	556
Hewlett-Packard
4.375%, 09/15/21	595	597
Intel
2.700%, 12/15/22	1,875	1,906
KLA-Tencor
4.125%, 11/01/21	1,750	1,792
Oracle
2.500%, 05/15/22	1,185	1,192
QUALCOMM
3.000%, 05/20/22	1,260	1,275
Xilinx
3.000%, 03/15/21	605	621

		9,692

Telecommunications — 1.0%
AT&T
3.900%, 03/11/24#	575	592
Cisco Systems
0.912%, 03/03/17 (A)	590	591
1.236%, 02/21/18 (A)	890	892
Verizon Communications
5.150%, 09/15/23	960	1,087

		3,162

Utilities — 1.2%
Berkshire Hathaway Energy
3.500%, 02/01/25	730	752
Exelon Generation LLC
4.000%, 10/01/20#	1,780	1,838
Metropolitan Edison
7.700%, 01/15/19	900	1,011

		3,601

Total Corporate Bonds
(Cost $111,109)		111,006

U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Inflationary Index Bond (TIP) — 2.1%
0.250%, 01/15/25	6,466	6,415

U.S. Treasury Notes — 44.0%
2.625%, 08/15/20	20,655	21,919
2.625%, 11/15/20	1,080	1,148
2.500%, 08/15/23	3,370	3,599
2.375%, 08/15/24	2,370	2,503
2.250%, 11/15/24	3,330	3,480
2.125%, 08/15/21	4,789	4,983
2.125%, 05/15/25	4,455	4,605
2.000%, 02/28/21	7,415	7,676
1.750%, 10/31/20	5,910	6,048

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.625%, 07/31/19	$20,755	$21,181
1.625%, 12/31/19	1,215	1,239
1.625%, 08/15/22	3,640	3,680
1.250%, 01/31/19	13,300	13,435
1.250%, 10/31/19	7,115	7,162
1.000%, 03/31/17	7,205	7,226
1.000%, 12/15/17	18,915	18,982
1.000%, 02/15/18	3,930	3,945

Total U.S. Treasury Obligations
(Cost $137,149)		139,226

	Number of Shares
MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (B)	4,744,318	4,744

Total Money Market Fund
(Cost $4,744)		4,744

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $299,762)		301,755

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.4%
Money Market Fund — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (B)	4,179,879	$4,180

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $4,180)		4,180

TOTAL INVESTMENTS — 101.3%
(Cost $303,942)*		305,935

Other Assets & Liabilities – (1.3)%		(3,791)

TOTAL NET ASSETS — 100.0%		$302,144

*	Aggregate cost for Federal income tax purposes is (000) $304,062.

Gross unrealized appreciation (000)	$3,911
Gross unrealized depreciation (000)	(2,038)

Net unrealized appreciation (000)	$1,873

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $4,054 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,402 (000) and represents 1.8% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$46,779	$–	$46,779

Corporate Bonds	–	111,006	–	111,006

Money Market Fund	4,744	–	–	4,744

Short-Term Investment Purchased with Collateral From Securities Loaned	4,180	–	–	4,180

U.S. Treasury Obligations	–	139,226	–	139,226

Total Assets - Investments in Securities	$8,924	$297,011	$–	$305,935

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C     L i m i t e d    M a t u r i t y     B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 20.2%
Automotive — 10.5%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$1,645	$1,644
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	2,360	2,366
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,890	2,898
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	1,035	1,036
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,864
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,085	3,084
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,615	1,614
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,907
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,155
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	3,850	3,865
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,489
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,281
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,296
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	1,831	1,822

		32,321

Credit Cards — 7.0%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	4,080	4,098
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,265
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	4,220	4,239
Chase Issuance Trust,
Series 2015-A7, Cl A7
1.620%, 07/15/20	4,760	4,798

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2014-A8, Cl A8
1.730%, 04/09/20	$4,265	$4,305

		21,705

Equipment — 2.2%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	390	390
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	4,400	4,396
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,060

		6,846

Utilities — 0.5%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,564	1,562

Total Asset-Backed Securities
(Cost $62,389)		62,434

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	719	740
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	514	532
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	237	239
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	760	794
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	205	210
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	622	638
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,551	3,589
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,059	1,096
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $7,871)		7,838

CORPORATE BONDS — 31.1%
Automotive — 3.3%
American Honda Finance (MTN)
1.600%, 07/13/18	2,085	2,082
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,129
Ford Motor Credit LLC
2.375%, 01/16/18	1,500	1,492
Hyundai Capital America
2.000%, 03/19/18 144A	1,835	1,827
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,916
1.650%, 05/22/18 144A	825	800

		10,246

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — 0.9%
Thomson Reuters
0.875%, 05/23/16	$1,420	$1,419
1.300%, 02/23/17	210	209
1.650%, 09/29/17	605	603
Viacom
6.250%, 04/30/16	573	577

		2,808

Consumer Discretionary — 0.3%
Carnival
1.875%, 12/15/17	870	871

Energy — 2.0%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,639
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,372
Kinder Morgan
2.000%, 12/01/17	1,695	1,647
Marathon Petroleum
2.700%, 12/14/18	600	581
TransCanada PipeLines
1.875%, 01/12/18	953	935

		6,174

Financials — 14.9%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,100	3,094
American Express Credit (MTN)
1.550%, 09/22/17	520	520
1.800%, 07/31/18	1,625	1,618
Bank of America (MTN)
2.650%, 04/01/19	2,075	2,086
Bank of America NA
5.300%, 03/15/17	1,671	1,728
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,225	1,224
1.375%, 03/17/17	1,100	1,099
Capital One NA
1.500%, 03/22/18	2,350	2,311
Citigroup
2.500%, 09/26/18	2,905	2,924
Commonwealth Bank of Australia
1.125%, 03/13/17	1,950	1,948
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	783
Cooperatieve Rabobank UA
3.375%, 01/19/17	2,200	2,240
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,440
1.750%, 01/29/18	450	447
Deutsche Bank AG
1.400%, 02/13/17	1,400	1,391
1.350%, 05/30/17	1,700	1,676
Goldman Sachs Group
2.375%, 01/22/18	2,500	2,515
HSBC USA
1.625%, 01/16/18	1,400	1,393
JPMorgan Chase
1.625%, 05/15/18	3,100	3,085
Lloyds Bank PLC
1.750%, 03/16/18	1,225	1,219

	Par (000)	Value (000)

1.750%, 05/14/18	$510	$507
Morgan Stanley
4.750%, 03/22/17	2,210	2,282
MUFG Americas Holdings
1.625%, 02/09/18	535	531
National Australia Bank (GMTN)
2.000%, 01/14/19	1,860	1,867
Royal Bank of Canada
1.200%, 09/19/17	2,080	2,079
Toronto-Dominion Bank (GMTN)
1.750%, 07/23/18	980	981
UBS AG (GMTN)
1.375%, 08/14/17	700	697
1.800%, 03/26/18	635	635
Wells Fargo (MTN)
2.100%, 05/08/17	1,440	1,455
Westpac Banking
1.200%, 05/19/17	360	359

		46,134

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch Inbev Finance
1.900%, 02/01/19	875	883
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,710
Kellogg
1.750%, 05/17/17	1,180	1,182
Kraft Heinz Foods
2.000%, 07/02/18 144A	875	874

		4,649

Healthcare — 2.3%
AbbVie
1.800%, 05/14/18	1,595	1,590
Actavis Funding SCS
1.300%, 06/15/17	1,200	1,194
Cardinal Health
1.950%, 06/15/18	1,300	1,300
Celgene
2.125%, 08/15/18	1,500	1,507
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	1,450	1,459

		7,050

Industrials — 0.5%
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	849
John Deere Capital (MTN)
1.600%, 07/13/18	715	716

		1,565

Insurance — 0.3%
XLIT
2.300%, 12/15/18	875	874

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,412

Real Estate Investment Trusts — 0.7%
Boston Properties LP
3.700%, 11/15/18	1,435	1,487

See Notes to Schedules of Investments.

P N C     L i m i t e d    M a t u r i t y     B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Realty Income
2.000%, 01/31/18	$836	$836

		2,323

Retail — 1.0%
eBay
1.350%, 07/15/17	780	778
McDonald’s (MTN)
5.350%, 03/01/18	917	983
Walgreens Boots Alliance
1.750%, 11/17/17	1,505	1,503

		3,264

Technology — 0.9%
Amphenol
1.550%, 09/15/17	1,560	1,556
Apple
1.700%, 02/22/19	425	429
QUALCOMM
1.400%, 05/18/18	765	764

		2,749

Telecommunications — 2.0%
AT&T
5.500%, 02/01/18	2,110	2,251
Cisco Systems
1.600%, 02/28/19	1,545	1,555
Verizon Communications
2.500%, 09/15/16	1,493	1,504
1.350%, 06/09/17	825	825

		6,135

Total Corporate Bonds
(Cost $96,612)		96,254

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corporation — 0.4%
6.000%, 05/01/21	120	125
5.500%, 03/01/22	162	176
5.500%, 04/01/22	211	230
4.500%, 02/01/19	112	116
4.500%, 05/01/19	392	406
2.595%, 03/01/36 (B)	284	300

		1,353

Federal National Mortgage Association — 3.0%
6.000%, 09/01/16	6	6
5.500%, 09/01/17	44	45
5.500%, 10/01/17	23	24
5.500%, 11/01/18	80	83
5.000%, 06/01/18	71	74
5.000%, 12/01/21	122	127
4.500%, 06/01/21	347	359
4.000%, 08/01/21	259	272
3.500%, 01/01/24	2,056	2,176
3.000%, 01/01/22	1,233	1,288
3.000%, 06/01/22	1,704	1,779
3.000%, 10/01/23	1,275	1,332
2.800%, 04/01/35 (B)	345	364
2.665%, 11/01/32 (B)	29	31
2.519%, 12/01/34 (B)	163	172

	Par	Value
	(000)	(000)
2.440%, 09/01/36 (B)	$ 363	$ 386
2.372%, 01/01/36 (B)	269	282
2.314%, 07/01/34 (B)	226	238
2.313%, 08/01/33 (B)	268	282

		9,320

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $10,361)		10,673

U.S. TREASURY OBLIGATIONS — 39.3%
U.S. Treasury Notes — 39.3%
1.500%, 12/31/18	9,650	9,812
1.375%, 06/30/18	12,250	12,407
1.375%, 09/30/18	12,470	12,639
1.250%, 11/15/18	8,610	8,695
0.875%, 05/15/17	10,160	10,177
0.875%, 08/15/17	16,685	16,708
0.875%, 01/31/18	4,605	4,612
0.750%, 01/15/17	6,260	6,263
0.750%, 10/31/17	14,245	14,235
0.750%, 03/31/18	16,925	16,905
0.625%, 09/30/17	9,200	9,177

Total U.S. Treasury Obligations
(Cost $121,360)		121,630

	Number of Shares
MONEY MARKET FUND — 3.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	9,143,342	9,143

Total Money Market Fund
(Cost $9,143)		9,143

TOTAL INVESTMENTS — 99.5%
(Cost $307,736)*		307,972

Other Assets & Liabilities – 0.5%		1,415

TOTAL NET ASSETS — 100.0%		$309,387

*	Aggregate cost for Federal income tax purposes is (000) $307,740.

Gross unrealized appreciation (000)	$794
Gross unrealized depreciation (000)	(562)

Net unrealized appreciation (000)	$232

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,546 (000) and represents 2.4% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$62,434	$–	$62,434

Collateralized Mortgage Obligations	–	7,838	–	7,838

Corporate Bonds	–	96,254	–	96,254

Money Market Fund	9,143	–	–	9,143

U.S. Government Agency Mortgage-Backed Obligations	–	10,673	–	10,673

U.S. Treasury Obligations	–	121,630	–	121,630

Total Assets - Investments in Securities	$9,143	$298,829	$–	$307,972

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 7.6%
Automotive — 3.7%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$755	$757
Ford Credit Auto Owner Trust,
Series 2016-A, CL A3
1.390%, 07/15/20	185	185
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	720	719
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	428	428
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,216	1,215
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,645	1,643
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,935	1,942

		6,889

Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	1,210	1,217
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,010
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,085
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	864

		5,176

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	914

Utilities — 0.6%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	985	1,090

Total Asset-Backed Securities
(Cost $13,957)		14,069

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
Morgan Stanley Capital I Trust, Series 2007-HQ11, Cl A31 5.439%, 02/12/44	51	51

Total Commercial Mortgage-Backed Security
(Cost $40)		51

	Par	Value
	(000)	(000)
CORPORATE BONDS — 32.5%
Aerospace — 0.7%
Lockheed Martin
3.800%, 03/01/45	$765	$714
Spirit AeroSystems
6.750%, 12/15/20	640	663

		1,377

Automotive — 0.9%
General Motors
6.600%, 04/01/36	115	118
General Motors Financial
3.200%, 07/13/20	545	527
Lear
5.375%, 03/15/24	495	513
Volkswagen Group of America Finance LLC
0.988%, 05/23/17 (A) 144A	500	489

		1,647

Cable — 2.9%
21st Century Fox America
8.450%, 08/01/34	760	1,019
AMC Networks
7.750%, 07/15/21	448	474
Belo
7.750%, 06/01/27	590	617
Cable One
5.750%, 06/15/22 144A	275	276
CCO Safari II LLC
6.384%, 10/23/35 144A	675	705
CSC Holdings LLC
8.625%, 02/15/19	200	215
DIRECTV Holdings LLC
4.600%, 02/15/21	405	437
4.450%, 04/01/24	395	416
Discovery Communications LLC
3.250%, 04/01/23	500	459
Sinclair Television Group
6.375%, 11/01/21	260	270
TimeWarner Cable
4.500%, 09/15/42	515	421
TimeWarner Entertainment LP
8.375%, 03/15/23	135	164

		5,473

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	535	571

Consumer Services — 1.3%
Avon Products
6.750%, 03/15/23	580	350
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	377
Graham Holdings
7.250%, 02/01/19	375	398
H&E Equipment Services
7.000%, 09/01/22#	175	167
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	250	237
Royal Caribbean Cruises
7.500%, 10/15/27	327	363

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Sotheby’s
5.250%, 10/01/22 144A	$272	$240
Speedway Motorsports
5.125%, 02/01/23	235	236

		2,368

Energy — 4.3%
Boardwalk Pipelines LP
3.375%, 02/01/23	625	497
Burlington Resources Finance
7.200%, 08/15/31	375	399
Chesapeake Energy
6.500%, 08/15/17	265	121
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	595	238
ConocoPhillips
6.500%, 02/01/39	300	300
Continental Resources
5.000%, 09/15/22	915	694
Denbury Resources
5.500%, 05/01/22	515	162
Energy Transfer Partners LP
6.125%, 12/15/45	245	202
EQT
4.875%, 11/15/21	915	815
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	270
Global Marine
7.000%, 06/01/28	500	210
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	270	273
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	525	474
McDermott International
8.000%, 05/01/21 144A	285	185
Newfield Exploration
5.375%, 01/01/26	280	244
Nexen Energy ULC
5.875%, 03/10/35	410	445
Peabody Energy
10.000%, 03/15/22 144A	250	9
Petroleos Mexicanos
6.000%, 03/05/20	225	231
4.250%, 01/15/25 144A	165	146
PHI
5.250%, 03/15/19	155	127
Phillips 66
4.650%, 11/15/34	485	443
Rowan
4.875%, 06/01/22	635	365
4.750%, 01/15/24	425	234
Tesoro
5.375%, 10/01/22	500	467
Williams
4.550%, 06/24/24	545	409

		7,960

Financials — 8.3%
American Express Credit (GMTN)
2.250%, 08/15/19	635	636

	Par	Value
	(000)	(000)

American Express Credit (MTN)
2.375%, 05/26/20	$55	$55
Bank of America
6.250%, 09/29/49 (A)	460	449
Bank of America (MTN)
5.625%, 07/01/20	700	775
4.200%, 08/26/24	495	496
4.000%, 04/01/24	175	181
BankUnited
4.875%, 11/17/25	375	376
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	647
Citigroup
4.450%, 09/29/27	225	221
2.150%, 07/30/18	230	229
2.050%, 12/07/18	1,010	1,004
Discover Bank
3.100%, 06/04/20	250	249
Goldman Sachs Group
5.750%, 01/24/22	435	494
HSBC Bank USA NA
4.875%, 08/24/20	675	717
HSBC Holdings PLC
6.375%, 12/29/49# (A)	500	457
5.250%, 03/14/44	500	478
JPMorgan Chase
7.900%, 04/29/49 (A)	615	615
4.625%, 05/10/21	540	590
3.375%, 05/01/23	740	730
Morgan Stanley (GMTN)
4.875%, 11/01/22	560	590
4.750%, 03/22/17	780	806
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,250
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	623
State Street
5.250%, 12/29/49 (A)	350	348
Visa
4.150%, 12/14/35	945	1,003
Wells Fargo
7.980%, 03/29/49 (A)	125	129
5.900%, 12/29/49 (A)	675	677
Wells Fargo (MTN)
3.300%, 09/09/24	630	641

		15,466

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	595	638
Kraft Foods Group
5.000%, 06/04/42	185	192
Kraft Heinz Foods
5.200%, 07/15/45 144A	255	274

		1,104

Healthcare — 1.9%
Actavis Funding SCS
3.450%, 03/15/22	970	991
Amgen
4.400%, 05/01/45	775	741

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
DaVita HealthCare Partners
5.750%, 08/15/22	$455	$479
HCA
4.250%, 10/15/19	70	72
Johnson & Johnson
3.550%, 03/01/36	860	862
Select Medical
6.375%, 06/01/21	340	306

		3,451

Industrials — 2.6%
Avnet
4.875%, 12/01/22	580	602
Ball
5.250%, 07/01/25	180	188
4.000%, 11/15/23	375	366
Bombardier
7.750%, 03/15/20 144A	385	308
CNH Industrial Capital LLC
6.250%, 11/01/16	835	850
Crown Cork & Seal
7.375%, 12/15/26	150	160
General Electric
4.125%, 10/09/42	990	1,001
KLX
5.875%, 12/01/22 144A	425	405
Masco
7.750%, 08/01/29	125	138
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	231
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	315	357
USG
7.875%, 03/30/20 144A	180	188

		4,805

Insurance — 0.8%
MetLife
6.400%, 12/15/36	460	450
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	636
XLIT
4.450%, 03/31/25	330	323

		1,409

Materials — 0.2%
ArcelorMittal
7.250%, 02/25/22#	190	171
Freeport-McMoRan
3.550%, 03/01/22	450	299

		470

Real Estate Investment Trusts — 1.2%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	875	895
Digital Realty Trust LP
5.250%, 03/15/21	425	465

	Par (000)	Value (000)

Realty Income
3.250%, 10/15/22	$960	$945

		2,305

Retail — 2.0%
Expedia
5.000%, 02/15/26 144A	500	477
Hanesbrands
6.375%, 12/15/20	690	714
L Brands
8.500%, 06/15/19	204	239
7.000%, 05/01/20	87	99
Levi Strauss
6.875%, 05/01/22	290	311
Walgreens Boots Alliance
3.800%, 11/18/24	480	481
Wal-Mart Stores
5.625%, 04/01/40	700	850
5.250%, 09/01/35	540	639

		3,810

Technology — 2.0%
Activision Blizzard
5.625%, 09/15/21 144A	355	373
Apple
3.850%, 05/04/43	1,035	968
KLA-Tencor
4.125%, 11/01/21	995	1,019
Oracle
4.300%, 07/08/34	630	645
QUALCOMM
3.000%, 05/20/22	725	734

		3,739

Telecommunications — 0.9%
DigitalGlobe
5.250%, 02/01/21 144A	295	257
GTE
6.940%, 04/15/28	1,135	1,338

		1,595

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	639
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	535
FedEx
3.900%, 02/01/35	540	496

		1,670

Utilities — 0.7%
Calpine
7.875%, 01/15/23 144A	315	333
DPL
6.500%, 10/15/16	105	107
Exelon Generation LLC
4.000%, 10/01/20#	705	728
2.950%, 01/15/20	100	100

		1,268

Total Corporate Bonds
(Cost $63,409)		60,488

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$690	$843

Total Municipal Bond
(Cost $748)		843

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.5%
Federal Home Loan Mortgage Corporation — 2.7%
8.000%, 10/01/29	2	2
8.000%, 09/01/30 (B)	–	–
7.500%, 03/01/27	1	1
7.500%, 09/01/30	1	1
7.000%, 11/01/30 (B)	–	–
6.000%, 12/01/35	501	576
5.500%, 09/01/37	58	65
5.500%, 01/01/38	2	2
4.500%, 03/01/40	444	490
4.500%, 06/01/41	758	827
4.000%, 10/01/43	1,578	1,697
3.500%, 06/01/42	868	908
2.595%, 03/01/36 (A)	330	348

		4,917

Federal National Mortgage Association — 21.2%
8.000%, 08/01/27	16	18
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	9	10
7.500%, 04/01/31	3	3
7.500%, 08/01/31	4	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	5	6
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	3
5.500%, 04/01/34	261	296
5.500%, 06/01/34	12	13
5.500%, 03/01/36	9	11
5.500%, 07/01/37	11	12
5.500%, 05/01/38	18	20
5.000%, 07/01/33	19	21
5.000%, 08/01/37	263	291
5.000%, 03/01/40	329	367
5.000%, 07/01/40	46	52
5.000%, 08/01/40	509	563
4.500%, 02/01/39	331	360
4.500%, 06/01/39	292	317
4.500%, 10/01/39	46	50
4.500%, 05/01/40	1,875	2,048
4.500%, 07/01/40	7	7
4.500%, 11/01/40	1,054	1,149
4.500%, 02/01/41	140	153
4.500%, 08/01/41	19	21
4.000%, 10/01/25	418	446
4.000%, 11/01/40	1,149	1,229
4.000%, 01/01/41	67	73
4.000%, 02/01/41	1,415	1,514
4.000%, 11/01/41	22	23
4.000%, 12/01/41	48	51
4.000%, 01/01/42	57	62

	Par (000)	Value (000)

4.000%, 02/01/42	$1,498	$1,603
4.000%, 07/01/42	1,454	1,560
4.000%, 08/01/42	812	869
4.000%, 07/01/45	1,347	1,439
3.500%, 02/01/26	285	302
3.500%, 09/01/26	23	25
3.500%, 11/01/26	309	327
3.500%, 01/01/28	1,602	1,696
3.500%, 11/01/29	1,166	1,234
3.500%, 03/01/41	1,751	1,839
3.500%, 01/01/42	35	37
3.500%, 06/01/42	1,398	1,472
3.500%, 08/01/42	2,404	2,528
3.500%, 09/01/42	43	45
3.500%, 10/01/42	1,441	1,513
3.500%, 11/01/42	1,515	1,591
3.500%, 06/01/43	1,381	1,449
3.000%, 06/01/27	891	932
3.000%, 10/01/27	722	755
3.000%, 11/01/29	507	530
3.000%, 11/01/42	2,176	2,236
3.000%, 04/01/43	2,786	2,863
3.000%, 05/01/43	1,253	1,287
2.500%, 11/01/27	2,096	2,163

		39,498

Government National Mortgage Association — 2.6%
10.000%, 05/15/19	1	1
9.500%, 03/15/20 (B)	–	–
9.000%, 11/15/16	–	1
9.000%, 11/15/19	2	2
9.000%, 05/15/21 (B)	–	–
9.000%, 06/15/21	6	6
9.000%, 08/15/21	5	6
9.000%, 09/15/21	9	9
8.500%, 08/15/27	13	13
8.000%, 09/15/27	6	6
7.500%, 08/15/29 (B)	–	–
7.500%, 10/15/29	21	22
7.500%, 12/15/29	1	1
7.000%, 02/15/17	6	6
7.000%, 05/20/24	1	1
7.000%, 04/15/26	1	1
7.000%, 10/15/27	21	22
7.000%, 12/15/27	2	2
7.000%, 04/15/28 (B)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41	–	1
4.500%, 10/20/45	1,643	1,768
4.000%, 09/15/41	1,423	1,524
3.500%, 07/15/42	1,352	1,427
3.500%, 12/20/42	31	33

		4,854

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $48,372)		49,269

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bonds — 5.2%
4.500%, 02/15/36	2,460	3,386

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Bonds — continued
3.750%, 08/15/41	$2,705	$ 3,351
3.125%, 08/15/44	2,690	2,982

		9,719

U.S. Treasury Inflationary Index Bond (TIP) — 2.1%
0.250%, 01/15/25	3,880	3,849

U.S. Treasury Notes — 22.9%
3.000%, 09/30/16	920	933
2.625%, 08/15/20	3,105	3,295
2.500%, 08/15/23	295	315
2.375%, 08/15/24	1,250	1,320
2.250%, 11/15/24	610	638
2.125%, 05/15/25	840	868
2.000%, 02/28/21	2,980	3,085
2.000%, 02/15/23	1,295	1,337
1.750%, 10/31/20	7,575	7,752
1.625%, 12/31/19	1,915	1,952
1.625%, 08/15/22	1,160	1,173
1.500%, 06/30/16	1,930	1,936
1.500%, 08/31/18	605	615
1.500%, 12/31/18	6,590	6,701
1.250%, 10/31/19	1,085	1,092
0.500%, 07/31/16	1,955	1,955
0.375%, 03/31/16	4,720	4,720
0.375%, 05/31/16	3,045	3,045

		42,732

Total U.S. Treasury Obligations
(Cost $55,134)		56,300

	Number of Shares
COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt*	14,758	278

Total Common Stock
(Cost $166)		278

MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	3,924,545	3,925

Total Money Market Fund
(Cost $3,925)		3,925

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $185,751)		185,223

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%
Money Market Fund — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.140%† (C)	1,565,631	$1,566

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,566)		1,566

TOTAL INVESTMENTS — 100.4%
(Cost $187,317)**		186,789

Other Assets & Liabilities – (0.4)%		(668)

TOTAL NET ASSETS — 100.0%		$186,121

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is (000) $187,386.

Gross unrealized appreciation (000)	$3,664
Gross unrealized depreciation (000)	(4,261)

Net unrealized depreciation (000)	$(597)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,508 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,328 (000) and represents 3.9% of net assets as of February 29, 2016.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$14,069	$–	$14,069

Commercial Mortgage-Backed Security	–	51	–	51

Common Stock	278	–	–	278

Corporate Bonds	–	60,488	–	60,488

Money Market Fund	3,925	–	–	3,925

Municipal Bond	–	843	–	843

Short-Term Investment Purchased with Collateral From Securities Loaned	1,566	–	–	1,566

U.S. Government Agency Mortgage- Backed Obligations	–	49,269	–	49,269

U.S. Treasury Obligations	–	56,300	–	56,300

Total Assets - Investments in Securities	$5,769	$181,020	$–	$186,789

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 20.1%
Automotive — 12.4%
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	$3,620	$3,612
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3,143	3,141
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	4,060	4,071
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	3,630	3,627
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	1,089	1,088
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	477	477
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	4,005	4,003
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	4,075	4,072
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	1,655	1,655
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	4,310	4,304
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	2,777	2,774
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	4,985	4,980
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	1,529	1,528
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	2,060	2,059
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	3,935	3,939
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	5,211	5,184

		50,514

Credit Cards — 5.9%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	6,150	6,176
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	5,025	5,048

	Par (000)	Value (000)

Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	$6,040	$6,046
Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	6,745	6,759

		24,029

Equipment — 1.4%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	420	420
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	2,609	2,607
John Deere Owner Trust,
Series 2016-A, Cl A2
1.150%, 10/15/18	2,475	2,475

		5,502

Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,677	1,675

Total Asset-Backed Securities
(Cost $81,787)		81,720

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	56	57
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	88	89
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	1,205	1,237
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	166	171
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	973	1,003
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	1,085	1,113
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	507	517
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	2,487	2,519
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,202	1,247
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	895	923
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	1,983	2,054
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	2,167	2,209
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	893	896

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	$2,081	$2,089

Total Collateralized Mortgage Obligations
(Cost $16,112)		16,131

CORPORATE BONDS — 28.4%
Automotive — 0.6%
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,457

Cable — 1.1%
21st Century Fox America
8.000%, 10/17/16	1,503	1,562
Thomson Reuters
1.300%, 02/23/17	2,065	2,058
Viacom
6.250%, 04/30/16	798	804

		4,424

Energy — 1.8%
BP Capital Markets PLC
3.200%, 03/11/16	2,900	2,901
Enterprise Products Operating LLC
6.300%, 09/15/17	2,300	2,415
Marathon Petroleum
3.500%, 03/01/16	2,035	2,035

		7,351

Financials — 13.5%
Abbey National Treasury Services PLC
1.375%, 03/13/17	3,900	3,893
American Express
5.500%, 09/12/16	2,930	2,995
Bank of America
3.750%, 07/12/16	4,150	4,190
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,310
BNP Paribas SA (MTN)
1.375%, 03/17/17	3,090	3,087
Capital One Bank USA NA
1.200%, 02/13/17	3,000	2,990
Citigroup
3.953%, 06/15/16	4,100	4,132
Cooperatieve Rabobank UA
3.375%, 01/19/17	3,965	4,037
Deutsche Bank AG
6.000%, 09/01/17	2,765	2,894
Goldman Sachs Group
6.250%, 09/01/17	3,000	3,182
JPMorgan Chase (MTN)
1.350%, 02/15/17	3,400	3,401
Morgan Stanley (GMTN)
2.125%, 04/25/18	3,100	3,099
Royal Bank of Canada
1.200%, 09/19/17	3,600	3,599
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	4,000	4,025
UBS AG (GMTN)
1.103%, 09/26/16 (A)	1,100	1,100

	Par	Value
	(000)	(000)

Wells Fargo (MTN)
2.100%, 05/08/17	$4,000	$4,042

		54,976

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Finance
1.125%, 01/27/17	3,000	3,000
PepsiCo
1.125%, 07/17/17	3,470	3,482

		6,482

Healthcare — 1.8%
AbbVie
1.750%, 11/06/17	1,970	1,969
Amgen
2.300%, 06/15/16	2,035	2,043
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	1,825	1,836
UnitedHealth Group
1.450%, 07/17/17	1,380	1,382

		7,230

Insurance — 0.5%
Aon
3.125%, 05/27/16	2,060	2,070

Materials — 0.9%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	2,030	2,030
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,675	1,671

		3,701

Real Estate Investment Trusts — 0.2%
Realty Income
5.950%, 09/15/16	945	967

Retail — 1.3%
eBay
1.350%, 07/15/17	940	937
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,921
Walgreens Boots Alliance
1.750%, 11/17/17	1,229	1,227

		5,085

Technology — 0.9%
Amphenol
1.550%, 09/15/17	2,130	2,124
Apple
1.300%, 02/23/18	1,575	1,582

		3,706

Telecommunications — 2.3%
AT&T
5.500%, 02/01/18	2,850	3,040
Cisco Systems
1.400%, 02/28/18	3,840	3,854
Verizon Communications
1.350%, 06/09/17	2,645	2,644

		9,538

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 1.9%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	$1,980	$1,977
NextEra Energy Capital Holdings
1.586%, 06/01/17	900	899
Southern Power
1.850%, 12/01/17	2,000	2,000
Xcel Energy
1.200%, 06/01/17	2,800	2,790

		7,666

Total Corporate Bonds
(Cost $115,783)		115,653

U.S. TREASURY OBLIGATIONS — 46.0%

U.S. Treasury Notes — 46.0%
1.000%, 08/31/16	12,175	12,202
1.000%, 10/31/16	21,700	21,755
0.875%, 02/28/17	18,330	18,359
0.875%, 05/15/17	18,070	18,101
0.875%, 08/15/17	10,090	10,104
0.750%, 01/15/17	24,260	24,272
0.750%, 03/15/17	22,275	22,286
0.625%, 07/15/16	12,110	12,116
0.625%, 11/15/16	23,485	23,483
0.500%, 03/31/17	24,565	24,508

Total U.S. Treasury Obligations
(Cost $187,215)		187,186

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.14%† (B)	9,363,965	$9,364

Total Money Market Fund
(Cost $9,364)		9,364

TOTAL INVESTMENTS — 100.7%
(Cost $410,261)*		410,054

Other Assets & Liabilities – (0.7)%		(2,962)

TOTAL NET ASSETS — 100.0%		$407,092

* Aggregate cost for Federal income tax purposes is (000) $410,262.
Gross unrealized appreciation (000)	$158
Gross unrealized depreciation (000)	(366)

Net unrealized depreciation (000)	$(208)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$81,720	$–	$81,720

Collateralized Mortgage Obligations	–	16,131	–	16,131

Corporate Bonds	–	115,653	–	115,653

Money Market Fund	9,364	–	–	9,364

U.S. Treasury Obligations	–	187,186	–	187,186

Total Assets - Investments in Securities	$9,364	$400,690	$–	$410,054

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Alaska — 4.9%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,406
Alaska International Airports System (RB)
Series A
5.000%, 10/01/30	1,190	1,424
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	1,000	1,122

		3,952

Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,014
5.000%, 07/01/17	1,000	1,053

		2,067

California — 3.4%
California PublicWorks Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,210
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,535

		2,745

Connecticut — 2.9%
Connecticut State Health & Educational Facility
Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,345

Florida — 14.3%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,176
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,658
5.000%, 06/01/22	1,500	1,783
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	1,977
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,834
Volusia County Educational Facility Authority
(RB)
5.000%, 06/01/26	1,500	1,808
Volusia County Educational Facility Authority
(RB) Series B
5.000%, 10/15/29	1,000	1,175

		11,411

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,844

Illinois — 7.5%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,971

	Par (000)	Value (000)

Illinois State (GO)
5.500%, 07/01/26	$1,125	$1,286
5.250%, 07/01/28	1,535	1,697

		5,954

Indiana — 6.3%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,504
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,159
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,395

		5,058

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,379

Louisiana — 5.3%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,016
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,219

		4,235

Massachusetts — 9.5%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,330
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,176
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,750	1,879
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,424
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,792

		7,601

Michigan — 4.2%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,274
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	311
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group, Prerefunded
11/15/17 @ 100 (RB)
5.000%, 11/15/17	710	763

		3,348

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Missouri — 4.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	$1,705	$1,975
5.000%, 06/01/27	1,145	1,322

		3,297

New Jersey — 1.4%
South Jersey Transportation Authority (RB)
Series A
5.000%, 11/01/29	1,000	1,107

New York—4.2%
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,379

North Carolina — 3.1%
North Carolina Eastern Municipal Power Agency,
Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,449

Ohio — 3.1%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,175
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,297

		2,472

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB) Series A
(GNMA)
5.000%, 09/01/27	1,000	1,152

Pennsylvania — 6.1%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,151
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	956
5.000%, 02/15/27	1,275	1,577
Philadelphia Authority for Industrial
Development, Temple University
(RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,177

		4,861

Texas — 6.4%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,651
Dallas-FortWorth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,307
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,121

		5,079

	Par (000)	Value (000)

Guam—2.2%
Guam (RB) Series A
5.000%, 01/01/25	$1,500	$1,717

Total Municipal Bonds
(Cost $72,879)		77,452

TOTAL INVESTMENTS — 96.9%
(Cost $72,879)*		77,452

Other Assets & Liabilities – 3.1%		2,475

TOTAL NET ASSETS — 100.0%		$79,927

* Aggregate cost for Federal income tax purposes is (000) $72,879.
Gross unrealized appreciation (000)	$4,592
Gross unrealized depreciation (000)	(19)

Net unrealized appreciation (000)	$4,573

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$77,452	$–	$77,452

Total Assets - Investments in Securities	$–	$77,452	$–	$77,452

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.6%
Maryland — 91.8%
Annapolis, Public Improvement (GO)
5.000%, 08/01/23	$775	$928
Annapolis, Public Improvement,
Prerefunded 08/01/21@100 (GO)
5.000%, 08/01/21	225	270
Anne Arundel County Consolidated General
Improvement (GO)
5.000%, 04/01/31	1,000	1,215
Baltimore County Consolidated Public
Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,840
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,131
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,215
Cecil County Consolidated Public
Improvement (GO)
4.000%, 02/01/30	1,000	1,130
Charles County Consolidated Public
Improvement (GO)
5.000%, 07/15/19	1,335	1,521
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,317
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,413
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	20	20
Maryland Department of Transportation,
Prerefunded 09/01/18 @100 (RB) Second Issue
5.000%, 09/01/18	2,000	2,213
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,724
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center, Prerefunded
07/01/16 @ 100 (RB)
5.000%, 07/01/16	975	990
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	360	383
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,362
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,733
5.000%, 07/01/27	2,200	2,576
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	901
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health, Prerefunded
07/01/17 @100 (RB) (AGM)
5.000%, 07/01/17	150	159

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	$3,000	$3,552
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,170
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,520
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,645
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,278
Montgomery County (GO) Series A
5.000%, 11/01/29	1,000	1,232
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/21	1,075	1,273
Prince George’s County Consolidated Public
Improvement (GO) Series B
5.000%, 07/15/20	900	954
5.000%, 07/15/23	1,550	1,643
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	713
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,257
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	2,000	2,434

		44,732

Guam—5.8%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,822

Total Municipal Bonds
(Cost $45,294)		47,554

TOTAL INVESTMENTS — 97.6%
(Cost $45,294)*		47,554

Other Assets & Liabilities – 2.4%		1,149

TOTAL NET ASSETS — 100.0%		$48,703

* Aggregate cost for Federal income tax purposes is (000) $45,289.
Gross unrealized appreciation (000)	$2,290
Gross unrealized depreciation (000)	(25)

Net unrealized appreciation (000)	$2,265

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$47,554	$–	$47,554

Total Assets - Investments in Securities	$–	$47,554	$–	$47,554

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    O h i o    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M EN T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.4%
Ohio — 93.0%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,961
American Municipal Power, AMP Fremont
Energy Center Project (RB)
5.000%, 02/15/25	1,500	1,767
American Municipal Power, Hydroelectric
Projects (RB) Series C
5.000%, 02/15/22	2,000	2,275
Columbus, Prerefunded 07/01/21 @ 100
(GO) Series A
5.000%, 07/01/21	1,500	1,792
Cuyahoga County (GO)
5.650%, 05/15/18	385	407
Cuyahoga County, Prerefunded 12/01/19 @ 100
(GO) Series A
5.000%, 12/01/19	1,000	1,153
Franklin County (GO)
5.000%, 12/01/16	805	808
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,368
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/28	830	953
5.000%, 02/01/29	850	966
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	241
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	2,005	2,409
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	609
5.000%, 11/15/30	450	544
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,351
Ohio State Higher Educational Facility
Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	640
5.000%, 12/01/26	725	874
5.000%, 12/01/27	160	192
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/23	1,000	1,209
5.000%, 05/01/24	2,025	2,449
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	2,000	2,231
Ohio State Public Facilities Commission, Coal
Development (GO) Series M
5.000%, 02/01/24	1,310	1,629
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/19	1,000	1,122
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,334
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	110

	Par	Value
	(000)	(000)

Ohio StateWater Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	$1,000	$1,272
5.000%, 12/01/20	2,015	2,363
Ohio StateWater Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,575
Ohio StateWater Development Authority, Water
Pollution Control Project (RB) Series B
5.000%, 06/01/30	1,000	1,236
Ohio StateWater Development Authority, Water
Pollution Control Project, Prerefunded
12/01/19 @ 100 (RB) Series A
5.000%, 12/01/19	1,505	1,735
ToledoWater System (RB)
5.000%, 11/15/31	1,000	1,176
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,720

		42,471

Guam — 3.4%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,536

Total Municipal Bonds
(Cost $41,253)		44,007

TOTAL INVESTMENTS — 96.4%
(Cost $41,253)*		44,007

Other Assets & Liabilities – 3.6%		1,647

TOTAL NET ASSETS — 100.0%		$45,654

* Aggregate cost for Federal income tax purposes is (000) $41,252.
Gross unrealized appreciation (000)	$2,770
Gross unrealized depreciation (000)	(15)

Net unrealized appreciation (000)	$2,755

See Notes to Schedules of Investments.

P N C    O h i o    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$44,007	$–	$44,007

Total Assets - Investments in Securities	$–	$44,007	$–	$44,007

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a x     E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E    O F    I N V ES T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 99.1%
Alaska — 2.3%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,219
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,878

		3,097

Arizona — 3.4%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,902
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,561

		4,463

California — 5.0%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,089
5.000%, 04/01/20	1,000	1,162
California State (GO)
5.000%, 11/01/18	2,000	2,228
California State, Economic Recovery, Prerefunded
07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,083

		6,562

District of Columbia — 1.4%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,806

Florida — 10.2%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,730	2,035
Central Florida Expressway Authority
(BAN) (RB)
1.625%, 01/01/19	1,925	1,943
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,129
5.000%, 06/01/21	1,500	1,776
5.000%, 06/01/22	1,500	1,783
Palm Beach County Health Facilities Authority
(RB)
4.000%, 12/01/19	1,000	1,079
Tampa Bay Water Regional Water Supply
Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,049
5.000%, 10/01/18##	930	1,031
Volusia County Educational Facility Authority
(RB)
5.000%, 06/01/24	1,345	1,629

		13,454

Illinois — 13.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,187

	Par	Value
	(000)	(000)

Chicago O’Hare International Airport (RB)
Series B
5.000%, 01/01/23	$1,000	$1,204
Illinois (GO)
5.000%, 07/01/22	750	847
Illinois (GO) Series A
4.000%, 01/01/17	860	881
4.000%, 01/01/21	2,000	2,125
Illinois (RB)
5.000%, 06/15/17	3,000	3,168
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,735
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,111
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,642
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,589
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,085

		17,574

Indiana — 5.5%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/21	725	865
5.000%, 07/01/22	500	606
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,166
5.000%, 08/15/21	1,000	1,195
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,192
Indiana Municipal Power Agency, Power Supply
System (RB) Series C (DD)
5.000%, 01/01/24	1,000	1,225

		7,249

Kansas — 1.8%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,146
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,235

		2,381

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) (RB) Series A
5.000%, 07/01/17	1,000	1,048

Louisiana — 2.6%
Louisiana Public Facilities Authority, Ochsner
Clinic (RB)
5.000%, 05/15/22	1,705	1,781

See Notes to Schedules of Investments.

P N C    T a x     E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner
Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	$640	$672
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	956

		3,409

Maryland — 2.2%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,724
Maryland State (GO) Series A
5.000%, 03/01/22	1,000	1,189

		2,913

Massachusetts — 2.0%
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,589
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	935	1,008

		2,597

Michigan — 3.6%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,137
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,098
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 11/15/47	1,500	1,517
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,053

		4,805

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded
09/01/16 @ 100 (RB)
5.000%, 09/01/16##	1,050	1,074
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	1,824

		2,898

Missouri — 4.5%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,144
5.000%, 06/01/22	1,570	1,859
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,894

		5,897

	Par	Value
	(000)	(000)

Nevada—1.8%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	$1,805	$1,912
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	507

		2,419

New Jersey — 1.2%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,591

New York — 4.5%
Long Island Power Authority
(RB) Series A
5.000%, 04/01/19	1,385	1,553
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,383
Tobacco Settlement Financing Corporation
(RB) Series B
5.000%, 06/01/22	1,000	1,053

		5,989

North Carolina — 2.7%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,130
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,449

		3,579

Ohio — 1.7%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 11/15/33	1,500	1,590
Hamilton County Hospital Facilities, UC Health
(RB)
5.000%, 02/01/23	500	585

		2,175

Pennsylvania — 7.4%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,070
5.000%, 09/01/19	610	673
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,858
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,122
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,019
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,819

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	$500	$531
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,672

		9,764

Tennessee — 0.7%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	870	938

Texas — 6.7%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,715
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	143
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,376
Texas, Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	535
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,687
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,326

		8,782

Utah — 3.6%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,136
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,649

		4,785

Virginia — 0.8%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,067

	Par	Value
	(000)	(000)

Washington — 5.3%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	$1,985	$2,184
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,611
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,162

		6,957

Guam—1.9%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,492

Total Municipal Bonds
(Cost $127,642)		130,691

TOTAL INVESTMENTS — 99.1%
(Cost $127,642)*		130,691

Other Assets & Liabilities – 0.9%		1,134

TOTAL NET ASSETS — 100.0%		$131,825

*	Aggregate cost for Federal income tax purposes is (000) $127,642.

Gross unrealized appreciation (000)	$3,141
Gross unrealized depreciation (000)	(92)

Net unrealized appreciation (000)	$3,049

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Schedules of Investments.

P N C    T a x     E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Municipal Bonds	$–	$130,691	$–	$130,691

Total Assets - Investments in Securities	$–	$130,691	$–	$130,691

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C     G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V ES T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 71.4%
Federal Farm Credit Bank — 19.0%
Federal Farm Credit Bank
0.420%, 03/18/16 (FRN)	$12,905	$12,906
0.454%, 08/26/16 (FRN)	4,980	4,981
0.420%, 09/19/16 (FRN)	10,000	10,000
0.530%, 12/14/16 (FRN)	10,000	10,000
Federal Farm Credit Bank (DN)
0.280%, 03/01/16	15,000	15,000
0.280%, 03/03/16	15,000	15,000
0.274%, 03/10/16	25,000	24,998
0.276%, 03/14/16	35,000	34,997
0.270%, 03/15/16	25,000	24,997
0.280%, 03/16/16	30,000	29,996
0.260%, 03/17/16	12,500	12,499
0.280%, 03/18/16	15,000	14,998
0.290%, 03/28/16	25,000	24,994
0.290%, 03/29/16	10,000	9,998
0.280%, 03/30/16	10,000	9,998
0.290%, 04/01/16	10,000	9,997
0.481%, 04/05/16	10,000	9,995
0.290%, 04/08/16	10,000	9,997
0.360%, 04/11/16	15,000	14,994
0.200%, 04/19/16	10,000	9,997
0.391%, 05/20/16	10,000	9,991
0.350%, 06/03/16	11,790	11,779
0.391%, 06/16/16	15,000	14,983
0.391%, 06/23/16	5,000	4,994
0.401%, 07/12/16	7,000	6,990

		359,079

Federal Home Loan Bank — 24.7%
Federal Home Loan Bank
0.398%, 03/08/16 (FRN)	10,000	10,000
0.439%, 05/27/16 (FRN)	14,000	14,000
0.434%, 07/28/16 (FRN)	13,000	13,000
0.562%, 10/13/16 (FRN)	20,000	20,000
Federal Home Loan Bank (DN)
0.280%, 03/01/16	10,000	10,000
0.215%, 03/03/16	22,161	22,161
0.280%, 03/07/16	5,000	5,000
0.283%, 03/11/16	49,625	49,621
0.315%, 03/18/16	15,000	14,998
0.404%, 03/28/16	20,000	19,994
0.330%, 03/29/16	5,000	4,999
0.355%, 04/06/16	15,000	14,995
0.320%, 04/07/16	7,500	7,497
0.365%, 04/08/16	27,000	26,990
0.325%, 04/13/16	18,305	18,297
0.375%, 04/14/16	10,000	9,995
0.330%, 04/15/16	34,850	34,834
0.375%, 04/18/16	10,000	9,995
0.325%, 04/22/16	21,000	20,989
0.390%, 04/29/16	15,000	14,990
0.392%, 05/04/16	25,000	24,983
0.360%, 05/06/16	19,000	18,987
0.374%, 05/18/16	16,700	16,686
0.380%, 05/25/16	15,000	14,986
0.390%, 05/27/16	10,000	9,991
0.360%, 05/31/16	12,000	11,989
0.491%, 06/01/16	17,000	16,979
0.380%, 06/16/16	9,000	8,990

		465,946

	Par	Value
	(000)	(000)
Federal Home Loan Mortgage Corporation — 16.9%
Federal Home Loan Mortgage Corporation (DN)
0.290%, 03/02/16	$7,000	$7,000
0.274%, 03/04/16	32,000	31,999
0.250%, 03/08/16	25,000	24,999
0.270%, 03/14/16	10,000	9,999
0.300%, 03/16/16	10,000	9,999
0.300%, 03/17/16	20,000	19,997
0.320%, 04/06/16	10,000	9,997
0.451%, 04/11/16	30,000	29,985
0.491%, 04/12/16	15,000	14,991
0.345%, 04/13/16	39,900	39,883
0.300%, 04/14/16	12,000	11,996
0.325%, 04/15/16	10,585	10,581
0.501%, 05/03/16	10,000	9,991
0.380%, 05/05/16	15,000	14,990
0.390%, 05/06/16	17,000	16,988
0.400%, 05/09/16	15,000	14,988
0.401%, 06/03/16	15,000	14,984
0.370%, 06/10/16	10,000	9,990
0.381%, 07/07/16	15,000	14,980

		318,337

Federal National Mortgage Association — 10.8%
Federal National Mortgage Association (DN)
0.270%, 03/01/16	18,180	18,180
0.280%, 03/02/16	10,000	10,000
0.420%, 03/09/16	12,000	11,999
0.280%, 03/21/16	10,000	9,998
0.350%, 04/01/16	15,742	15,737
0.300%, 04/06/16	15,000	14,996
0.320%, 04/18/16	20,000	19,992
0.333%, 04/20/16	42,695	42,675
0.330%, 05/09/16	6,300	6,296
0.377%, 05/23/16	30,200	30,174
0.370%, 06/14/16	15,000	14,984
0.451%, 07/20/16	10,000	9,982

		205,013

Total U.S. Government Agency Obligations (Cost $1,348,375)		1,348,375

U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bills† — 4.0%
0.260%, 03/10/16	15,000	14,999
0.271%, 03/17/16	40,000	39,996
0.280%, 05/05/16	20,000	19,988

		74,983

U.S. Treasury Notes — 4.4%
0.375%, 03/31/16	10,000	10,000
0.375%, 04/30/16	40,000	40,001
0.500%, 06/30/16	15,000	15,004
0.500%, 07/31/16	8,000	8,001
0.373%, 10/31/16 (FRN)	10,380	10,379

		83,385

Total U.S. Treasury Obligations (Cost $158,368)		158,368

See Notes to Schedules of Investments.

P N C     G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Number of	Value
	Shares	(000)
MONEY MARKET FUND — 0.0%
Invesco Government & Agency Portfolio
0.230% (A)	1,000,000	$1,000

Total Money Market Fund
(Cost $1,000)		1,000

	Par
	(000)
REPURCHASE AGREEMENTS — 21.4%
Credit Suisse Securities LLC

0.290% (dated 02/29/16, due 03/01/16,repurchase price $65,000,524, collateralized by U.S. Treasury Note, 2.875%, due 05/15/43, total value $66,305,113)	$65,000	65,000

Goldman Sachs & Co.

0.290% (dated 02/29/16, due 03/01/16,repurchase price $140,001,128, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.137% to 5.500%, due 02/01/26 to 02/01/46, total value $142,800,000)	140,000	140,000

HSBC Securities USA

0.270% (dated 02/29/16, due 03/01/16,repurchase price $72,000,540, collateralized by Federal National Mortgage Association Bond, 6.000%, due 12/01/22, total value $73,440,868) (B)	72,000	72,000

0.260% (dated 02/29/16, due 03/01/16,repurchase price $22,000,159, collateralized by U.S. Treasury Note, 2.625%, due 07/15/17,total value $22,440,114) (B)	22,000	22,000

	Par	Value
	(000)	(000)
Merrill Lynch Pierce Fenner & Smith

0.300% (dated 02/29/16, due 03/01/16, repurchase price $39,468,329, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.000% to 3.500%, due 06/01/32 to 11/01/42, total value $40,257,361)	$39,468	$39,468

Toronto Dominion Securities LLC

0.290% (dated 02/29/16, due 03/01/16, repurchase price $65,000,524, collateralized by Federal National Mortgage Association Bond, 4.000%, due 09/01/45, total value $66,300,001)	65,000	65,000

Total Repurchase Agreements (Cost $403,468)		403,468

TOTAL INVESTMENTS — 101.2% (Cost $1,911,211)*		1,911,211

Other Assets & Liabilities – (1.2)%		(22,984)

TOTAL NET ASSETS — 100.0%		$1,888,227

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $94,000(000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Money Market Fund	$1,000	$–	$–	$1,000

Repurchase Agreements	–	403,468	–	403,468

U.S. Government Agency Obligations	–	1,348,375	–	1,348,375

U.S. Treasury Obligations	–	158,368	–	158,368

Total Assets - Investments in Securities	$1,000	$1,910,211	$–	$1,911,211

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 1.0%
Automotive — 1.0%
CarMax Auto Owner Trust,
Series 2015-4, Cl A1
0.420%, 10/17/16	$4,108	$4,108
Ford Credit Auto Lease Trust,
Series 2015-B, Cl A1
0.430%, 11/15/16	1,926	1,926
Ford Credit Auto Owner Trust,
Series 2015-C, Cl A1
0.380%, 09/15/16	889	889
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A1
0.390%, 09/15/16	1,886	1,886
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A1
0.390%, 08/15/16	126	126
USAA Auto Owner Trust,
Series 2015-1, Cl A1
0.380%, 08/15/16	564	564
World Omni Auto Receivables Trust,
Series 2015-B, Cl A1
0.410%, 10/17/16	4,177	4,177

Total Asset-Backed Securities
(Cost $13,676)		13,676

CERTIFICATES OF DEPOSIT — 3.0%
Yankee — 3.0%
Canadian Imperial Bank of Commerce NY
0.390%, 03/24/16	10,000	10,000
HSBC USA
0.400%, 03/21/16	8,750	8,750
0.672%, 06/01/16	8,000	7,986
Nordea Bank Finland NY
0.580%, 03/23/16	14,000	14,000

Total Certificates of Deposit
(Cost $40,736)		40,736

ASSET-BACKED COMMERCIAL PAPER† — 11.2%
Financial Services — 11.2%
Fairway Finance LLC
0.461%, 04/06/16	6,000	5,997
0.430%, 04/28/16	9,000	8,994
Gotham Funding
0.500%, 03/07/16	6,000	5,999
0.450%, 03/17/16	6,000	5,999
Liberty Street Funding LLC
0.581%, 03/08/16	7,000	6,999
0.611%, 03/21/16	8,000	7,997
0.591%, 04/19/16	9,000	8,993
0.581%, 04/21/16	8,000	7,993
Nieuw Amsterdam Receivables
0.380%, 03/04/16	3,000	3,000
0.541%, 03/11/16	8,000	7,999
0.400%, 03/23/16	4,466	4,465
0.400%, 03/24/16	8,000	7,998
0.400%, 03/29/16	8,500	8,497
Old Line Funding LLC
0.440%, 04/18/16	9,000	8,995

	Par	Value
	(000)	(000)

Regency Markets No. 1 LLC
0.430%, 03/21/16	$8,500	$8,498
0.430%, 03/29/16	8,000	7,997
Starbird Funding
0.490%, 04/20/16	8,000	7,995
Thunder Bay Funding LLC
0.591%, 03/15/16	8,000	7,998
Victory Receivables
0.500%, 03/22/16	8,000	7,998
0.549%, 04/18/16	14,000	13,990

Total Asset-Backed Commercial Paper
(Cost $154,401)		154,401

COMMERCIAL PAPER† — 45.0%
Banks — 3.7%
Australia & New Zealand Banking Group
0.295%, 03/04/16	6,500	6,500
0.601%, 04/06/16	7,000	6,996
0.561%, 04/19/16	8,000	7,994
Commonwealth Bank Australia
0.538%, 03/29/16	7,000	7,000
DnB Bank ASA
0.345%, 03/29/16	8,500	8,498
0.531%, 04/25/16	11,000	10,991
Svenska Handelsbanken
0.430%, 04/08/16	3,300	3,298

		51,277

Consumer Staples — 1.3%
Procter & Gamble
0.330%, 03/15/16	6,000	5,999
0.330%, 03/21/16	6,000	5,999
0.330%, 03/24/16	6,000	5,999

		17,997

Energy — 5.0%
Chevron
0.350%, 03/07/16	14,500	14,499
0.400%, 03/08/16	8,000	7,999
0.410%, 03/21/16	8,000	7,998
0.470%, 04/29/16	8,000	7,994
Exxon Mobil
0.340%, 03/04/16	9,500	9,500
0.390%, 03/11/16	5,000	5,000
0.430%, 04/01/16	10,000	9,996
0.430%, 04/04/16	5,000	4,998

		67,984

Financial Services — 18.6%
American Honda Finance
0.380%, 03/16/16	5,105	5,104
0.480%, 03/23/16	11,000	10,997
0.481%, 04/11/16	7,000	6,996
0.521%, 04/22/16	8,000	7,994
BMW US Capital LLC
0.420%, 03/07/16	8,000	7,999
0.384%, 03/08/16	9,000	8,999
0.481%, 04/04/16	9,000	8,996
0.501%, 04/14/16	5,000	4,997
0.460%, 04/18/16	9,000	8,994

See Notes to Schedules of Investments.

	Par	Value
	(000)	(000)
COMMERCIAL PAPER† — continued
Financial Services — continued
CPPIB Capital
0.400%, 03/01/16	$8,000	$8,000
0.561%, 03/03/16	7,000	7,000
0.521%, 04/01/16	8,000	7,996
0.481%, 04/20/16	5,000	4,997
0.481%, 04/26/16	7,000	6,995
Erste Abwicklungsanstalt
0.591%, 04/22/16	8,000	7,993
National Securities Clearing
0.350%, 03/04/16	9,000	9,000
0.340%, 03/07/16	8,500	8,500
0.420%, 04/05/16	14,000	13,994
0.410%, 04/11/16	6,000	5,997
Novartis Finance
0.350%, 03/07/16	8,500	8,500
0.380%, 03/18/16	8,000	7,999
0.380%, 03/21/16	9,750	9,748
0.380%, 03/28/16	5,000	4,999
PACCAR Financial
0.390%, 03/02/16	13,000	13,000
0.380%, 03/11/16	5,000	4,999
0.390%, 04/07/16	4,000	3,998
Toyota Motor Credit
0.360%, 03/03/16	6,000	6,000
0.440%, 04/04/16	7,000	6,997
0.380%, 04/05/16	6,000	5,998
0.641%, 04/18/16	8,000	7,993
0.541%, 05/02/16	8,000	7,993
0.522%, 06/13/16 (MTN) (FRN)	7,750	7,750
USAA Capital
0.330%, 03/10/16	8,500	8,499

		256,021

Food, Beverage & Tobacco — 1.4%
Coca-Cola
0.430%, 04/11/16	11,000	10,995
0.511%, 04/27/16	8,000	7,993

		18,988

Healthcare — 4.7%
Abbott Laboratories
0.470%, 03/28/16	8,000	7,997
0.450%, 03/29/16	7,000	6,998
Johnson & Johnson
0.330%, 03/02/16	8,000	8,000
0.330%, 03/07/16	8,000	8,000
0.340%, 03/11/16	5,000	4,999
Pfizer
0.310%, 03/01/16	12,000	12,000
0.450%, 03/28/16	8,000	7,997
0.430%, 04/18/16	8,000	7,995

		63,986

Industrials — 1.7%
3M Co
0.360%, 03/10/16	8,000	7,999
0.400%, 03/21/16	8,000	7,998
United Parcel Service
0.340%, 03/01/16	8,000	8,000

		23,997

	Par	Value
	(000)	(000)

Information Technology — 4.1%
Apple
0.447%, 04/11/16	$16,000	$15,992
0.400%, 04/25/16	9,000	8,994
0.390%, 04/27/16	8,000	7,995
International Business Machines
0.450%, 03/22/16	8,000	7,998
0.400%, 03/23/16	7,900	7,898
0.450%, 03/29/16	8,000	7,997

		56,874

Insurance — 3.2%
MetLife Short Term Funding LLC
0.500%, 03/22/16	8,000	7,998
0.581%, 04/18/16	8,000	7,994
0.551%, 05/02/16	5,000	4,995
New York Life Capital
0.400%, 03/03/16	9,000	9,000
0.430%, 03/09/16	5,820	5,819
0.420%, 04/05/16	8,000	7,997

		43,803

Sovereign Agency — 1.3%
Kreditansalt Fur Wiederaufbau
International Finance (Germany)
0.531%, 04/28/16	9,350	9,342
0.536%, 05/02/16	8,000	7,993

		17,335

Total Commercial Paper
(Cost $618,262)		618,262

CORPORATE BOND — 1.2%
Banks — 1.2%
Wells Fargo Bank NA
0.632%, 03/15/16 (MTN) (FRN)	16,000	16,000

Total Corporate Bond
(Cost $16,000)		16,000

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.286%, 06/13/16 (A)	14,000	14,000

Total Funding Agreement
(Cost $14,000)		14,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal Farm Credit Bank — 3.7%
Federal Farm Credit Bank (DN)
0.280%, 03/16/16	6,000	5,999
0.260%, 03/17/16	6,000	5,999
0.280%, 03/18/16	8,500	8,499
0.290%, 03/28/16	6,000	5,999
0.290%, 03/29/16	6,000	5,999
0.280%, 03/30/16	6,000	5,999
0.290%, 04/01/16	6,000	5,998
0.290%, 04/08/16	6,000	5,998

		50,490

Federal Home Loan Bank — 5.7%
Federal Home Loan Bank (DN)
0.280%, 03/01/16	15,000	15,000
0.290%, 03/09/16	6,450	6,450

See Notes to Schedules of Investments.

P N C    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
0.283%, 03/11/16	$11,000	$10,999
0.404%, 03/28/16	16,500	16,495
0.325%, 04/13/16	8,000	7,997
0.330%, 04/15/16	8,000	7,997
0.325%, 04/22/16	8,000	7,996
0.360%, 05/06/16	6,000	5,996

		78,930

Federal Home Loan Mortgage Corporation — 4.7%
Federal Home Loan Mortgage Corporation (DN)
0.250%, 03/08/16	8,500	8,500
0.300%, 03/16/16	15,000	14,998
Federal National Mortgage Association (DN)
0.270%, 03/01/16	11,000	11,000
0.300%, 04/06/16	8,000	7,998
0.320%, 04/18/16	11,000	10,995
0.300%, 04/21/16	11,000	10,995

		64,486

Total U.S. Government Agency Obligations
(Cost $193,906)		193,906

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bills† — 1.7%
0.204%, 03/03/16	8,000	8,000
0.271%, 03/17/16	5,000	4,999
0.280%, 05/05/16	10,000	9,994

		22,993

U.S. Treasury Notes — 1.7%
0.375%, 04/30/16	6,000	6,000
0.373%, 10/31/16 (FRN)	17,100	17,098

		23,098

Total U.S. Treasury Obligations
(Cost $46,091)		46,091

REPURCHASE AGREEMENTS — 21.7%

Credit Suisse Securities LLC

0.290% (dated 02/29/16, due 03/01/16,repurchase price $33,000,266, collateralized by U.S. Treasury Note, 1.375%, due 09/30/18,total value $33,663,476)	33,000	33,000

Goldman Sachs & Co.

0.290% (dated 02/29/16, due 03/01/16,repurchase price $117,000,943, collateralized by Government National Mortgage Association Bond, Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.434% to 4.500%, due 06/01/22 to 02/01/46, total value $119,341,005)	117,000	117,000

HSBC Securities USA

0.270% (dated 02/29/16, due 03/01/16,repurchase price $53,000,398, collateralized by U.S. Treasury Bill, 0.000%, due 07/21/16, total value $54,062,039) (B)	53,000	53,000

	Par	Value
	(000)	(000)

0.260% (dated 02/29/16, due 03/01/16, repurchase price $16,000,116, collateralized by U.S. Treasury Note, 2.625%, due 07/15/17, total value $16,324,448) (B)	$16,000	$16,000

Merrill Lynch Pierce Fenner & Smith

0.300% (dated 02/29/16, due 03/01/16, repurchase price $31,000,258, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.500% to 4.000%, due 06/01/32 to 08/01/42, total value $31,620,001)	31,000	31,000
Toronto Dominion Securities LLC

0.290% (dated 02/29/16, due 03/01/16, repurchase price $48,000,387, collateralized by Federal National Mortgage Association Bond, 4.000%, due 10/01/45, total value $48,960,000)	48,000	48,000

Total Repurchase Agreements
(Cost $298,000)		298,000

TOTAL INVESTMENTS — 101.6%
(Cost $1,395,072)*		1,395,072

Other Assets & Liabilities – (1.6)%		(22,152)

TOTAL NET ASSETS — 100.0%		$1,372,920

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $14,000 (000) and represents 1.0% of net assets as of February 29, 2016.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $ 69,000(000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 1 in Notes to Schedules of Investments).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Commercial Paper	$–	$154,401	$–	$154,401

Asset-Backed Securities	–	13,676	–	13,676

Certificates of Deposit	–	40,736	–	40,736

Commercial Paper	–	618,262	–	618,262

Corporate Bond	–	16,000	–	16,000

Funding Agreement	–	14,000	–	14,000

Repurchase Agreements	–	298,000	–	298,000

U.S. Government Agency Obligations	–	193,906	–	193,906

U.S. Treasury Obligations	–	46,091	–	46,091

Total Assets - Investments in Securities	$–	$1,395,072	$–	$1,395,072

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 97.9%
Alaska — 1.6%
Valdez Alaska Marine Terminal, Exxon Pipeline
Project (RB) Series C (VRDN)
0.010%, 03/01/16	$9,300	$9,300

California — 3.3%
California State (GO) Series A, Sub-Series A-2
(LOC - Royal Bank of Canada) (VRDN)
0.010%, 03/02/16	4,400	4,400
California State (GO) Series B, Sub-Series B-4
(LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 03/02/16	14,600	14,600

		19,000

Connecticut — 0.3%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series V-2
(VRDN)
0.010%, 03/01/16	1,500	1,500

District of Columbia — 5.1%
District of Columbia, Georgetown University
(RB) Series C (LOC - Bank of
Tokyo-Mitsubishi UFJ) (VRDN)
0.020%, 03/03/16	13,650	13,650
District of Columbia,
Fiscal Year 2016 (TRAN) (GO)
1.500%, 09/30/16	15,000	15,102

		28,752

Florida — 1.5%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,535	3,575
6.000%, 06/01/16	4,645	4,709

		8,284

Illinois — 2.6%
Illinois Development Finance Authority,
Evanston Northwestern Healthcare
Corporation (RB) (SBPA -Wells Fargo Bank)
(VRDN)
0.010%, 03/01/16	15,000	15,000

Indiana — 0.4%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.010%, 03/02/16	2,435	2,435

Iowa — 4.3%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.030%, 03/01/16	14,165	14,165
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.010%, 03/01/16	5,895	5,895
Iowa Higher Education Loan Authority (RN)
Series B
2.500%, 05/12/16	4,600	4,620

		24,680

	Par	Value
	(000)	(000)

Kentucky — 0.8%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.010%, 03/01/16	$2,700	$2,700
Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.010%, 03/01/16	2,035	2,035

		4,735

Louisiana — 1.8%
Louisiana Public Facilities Authority, CHRISTUS
Health (RB) Series B-3 (LOC - Bank of New
York Mellon) (VRDN)
0.010%, 03/02/16	10,310	10,310

Maryland — 3.4%
Baltimore County (BAN) (GO)
1.250%, 04/01/16	10,000	10,009
Montgomery County (BAN) (GO) Series A
(SBPA - Wells Fargo Bank) (VRDN)
0.010%, 03/01/16	9,100	9,100

		19,109

Massachusetts — 2.6%
Massachusetts Bay Transportation
Authority (RB) Series A-2 (SBPA - JPMorgan
Chase Bank) (VRDN)
0.010%, 03/02/16	11,380	11,380
Massachusetts Development Finance Agency,
Partners Healthcare System (RB) Series K-1
(SBPA - Wells Fargo Bank) (VRDN)
0.020%, 03/03/16	2,000	2,000
Massachusetts Health & Educational Facilities
Authority, Museum of Fine Arts (RB) Series A2
(SBPA - Bank of America) (VRDN)
0.010%, 03/01/16	1,200	1,200
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series D-5 (VRDN)
0.010%, 03/01/16	200	200

		14,780

Minnesota — 0.9%
Rochester Minnesota Mayo Clinic (RB) Series A
(VRDN)
0.010%, 03/02/16	5,000	5,000

Mississippi — 3.2%
Jackson County, Mississippi Polution Control,
Chevron USA, Inc. Project (RB) (VRDN)
0.010%, 03/01/16	13,000	13,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series C
(VRDN)
0.010%, 03/01/16	1,550	1,550
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series D
(VRDN)
0.010%, 03/01/16	1,000	1,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series I (VRDN)
0.010%, 03/01/16	$1,000	$1,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series L (VRDN)
0.010%, 03/01/16	1,500	1,500

		18,050

Missouri — 2.8%
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.010%, 03/02/16	10,950	10,950
Missouri State Health & Educational Facilities
Authority, BJC Health System (RB) Series A
(VRDN)
0.010%, 03/03/16	5,000	5,000

		15,950

New Jersey — 1.4%
Hudson County Improvement Authority (RN)
Series W-1
1.000%, 04/29/16	8,000	8,008

New York — 10.9%
Metropolitan Transportation Authority (RB)
Series E-1 (LOC - U.S. Bank NA) (VRDN)
0.010%, 03/01/16	5,000	5,000
Metropolitan Transportation Authority (RB)
Series E-5 (LOC - U.S. Bank NA) (VRDN)
0.010%, 03/01/16	3,000	3,000
New York City (GO) Series A-4
(LOC - Bank of Tokyo-Mitsubishi UFJ)
(VRDN)
0.010%, 03/07/16	22,000	22,000
New York City (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.010%, 03/02/16	6,200	6,200
New York City Municipal Water Finance
Authority (RB) Series DD-1 (SBPA - TD Bank)
(VRDN)
0.010%, 03/01/16	6,000	6,000
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal
Bank of Canada) (VRDN)
0.010%, 03/03/16	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.010%, 03/01/16	1,000	1,000
New York City Water & Sewer System (RB) Series
BB-1 (VRDN)
0.010%, 03/03/16	9,500	9,500

	Par (000)	Value (000)

New York State Dormitory Authority (RB)
Series B
5.000%, 03/15/16	$5,000	$5,009

		61,609

North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority,
Carolinas HealthCare System (RB) Series B
(SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 03/01/16	6,000	6,000
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System (RB) Series H
(LOC - Wells Fargo Bank) (VRDN)
0.010%, 03/01/16	3,980	3,980
North Carolina State (GO) Series B
5.000%, 04/01/16	2,295	2,304

		12,284

Ohio — 10.8%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.010%, 03/01/16	1,200	1,200
Fairfield Township, Fire Station Improvement
(BAN) (GO)
1.000%, 06/03/16	3,650	3,656
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.010%, 03/02/16	8,700	8,700
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.010%, 03/03/16	6,600	6,600
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.010%, 03/03/16	4,600	4,600
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.010%, 03/02/16	6,000	6,000
Licking County Bridge Improvement (BAN)
(GO)
2.000%, 05/31/16	1,900	1,908
Ohio State (GO) Series B (VRDN)
0.010%, 03/02/16	7,935	7,935
Ohio State (GO) Series C (VRDN)
0.010%, 03/02/16	3,500	3,500
Ohio State (GO) Series D (VRDN)
0.010%, 03/02/16	3,300	3,300
Ohio State University (RB) Series B (VRDN)
0.010%, 03/02/16	1,000	1,000
Ohio State University (RB) Series B-2 (VRDN)
0.010%, 03/02/16	7,200	7,200
Ohio State University (RB) Series E (VRDN)
0.010%, 03/02/16	5,400	5,400

		60,999

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Oregon — 2.7%
Oregon State (TAN) (GO) Series A
2.000%, 09/15/16	$15,000	$15,135

Pennsylvania — 15.3%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.010%, 03/01/16	4,550	4,550
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.010%, 03/03/16	1,600	1,600
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.010%, 03/03/16	16,600	16,600
Geisinger Authority, Pennsylvania Health Systems
(RB) Series A (VRDN)
0.010%, 03/01/16	7,200	7,200
Geisinger Authority, Pennsylvania Health Systems
(RB) Series B (SBPA - U.S. Bank NA) (VRDN)
0.010%, 03/01/16	1,900	1,900
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.010%, 03/03/16	600	600
Northampton County General Purpose Authority,
Lehigh University (RB) (SBPA - JPMorgan
Chase Bank) (VRDN)
0.010%, 03/03/16	400	400
Northampton County General Purpose Authority,
Lehigh University (RB) Series B (SBPA -
JPMorgan Chase Bank) (VRDN)
0.010%, 03/03/16	1,560	1,560
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB)
Second Series (LOC - JPMorgan Chase Bank)
(VRDN)
0.010%, 03/03/16	500	500
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.010%, 03/02/16	1,400	1,400
Philadelphia (GO) Series B (LOC - Bank of New
York Mellon) (VRDN)
0.010%, 03/03/16	2,000	2,000
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 03/03/16	950	950
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.010%, 03/01/16	13,000	13,000
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.010%, 03/03/16	19,200	19,200

	Par (000)	Value (000)

Washington County Authority, University of
Pennsylvania (RB) (VRDN)
0.010%, 03/03/16	$14,920	$14,920

		86,380

Texas — 13.8%
Gulf Coast Industrial Development Authority,
Exxon Mobil Project (RB) (VRDN)
0.010%, 03/01/16	7,125	7,125
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.010%, 03/01/16	5,400	5,400
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.010%, 03/01/16	5,170	5,170
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.010%, 03/01/16	5,000	5,000
Lower Neches Valley Authority Industrial
Development, Exxon Mobil Project (RB)
(VRDN)
0.010%, 03/01/16	1,150	1,150
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.010%, 03/02/16	9,000	9,000
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.010%, 03/02/16	9,000	9,000
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.010%, 03/03/16	15,000	15,000
Texas (GO) Series D (SBPA - State Street Bank &
Trust) (VRDN)
0.010%, 03/02/16	6,700	6,700
University of Texas System (RB)
Series B (VRDN)
0.010%, 03/03/16	2,950	2,950
University of Texas System (RB)
Series B (VRDN)
0.010%, 03/03/16	2,900	2,900
University of Texas System (RB)
Series B (VRDN)
0.010%, 03/03/16	8,490	8,490

		77,885

Utah — 3.3%
Murray, IHC Health Services (RB) Series B
(VRDN)
0.010%, 03/03/16	4,850	4,850
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.010%, 03/01/16	2,900	2,900

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Utah — continued
Utah County, IHC Health Services (RB) Series C
(SBPA - U.S. Bank NA) (VRDN)
0.010%, 03/03/16	$10,800	$10,800

		18,550

Virginia — 2.9%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series A (VRDN)
0.020%, 03/02/16	5,000	5,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.010%, 03/02/16	4,000	4,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.010%, 03/02/16	7,250	7,250

		16,250

Total Municipal Securities
(Cost $553,985)		553,985

TOTAL INVESTMENTS — 97.9%
(Cost $553,985)*		553,985

Other Assets & Liabilities – 2.1%		11,957

TOTAL NET ASSETS — 100.0%		$565,942

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Securities	$–	$553,985	$–	$553,985

Total Assets - Investments in Securities	$–	$553,985	$–	$553,985

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    T r e a s u r y    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 97.0%
U.S. Treasury Bills† — 65.6%
0.204%, 03/03/16	$60,000	$59,999
0.260%, 03/10/16	60,000	59,996
0.271%, 03/17/16	48,000	47,994
0.264%, 03/24/16	67,000	66,990
0.279%, 03/31/16	10,000	9,998
0.218%, 04/07/16	25,000	24,995
0.244%, 04/14/16	10,000	9,997
0.275%, 04/21/16	20,000	19,993
0.304%, 04/28/16	5,000	4,998
0.280%, 05/05/16	3,000	2,999
0.277%, 05/12/16	5,000	4,997
0.289%, 05/19/16	15,000	14,991
0.311%, 05/26/16	25,000	24,981
0.320%, 07/07/16	5,000	4,994

		357,922

U.S. Treasury Notes — 31.4%
0.375%, 03/15/16	15,000	15,001
0.375%, 03/31/16	35,000	35,001
0.250%, 04/15/16	30,000	29,999
0.250%, 05/15/16	10,000	9,998
0.375%, 05/31/16	20,000	19,995
0.500%, 06/15/16	5,000	5,002
0.500%, 06/30/16	22,000	22,004
1.500%, 06/30/16	5,000	5,016
0.625%, 07/15/16	8,000	8,005
0.625%, 08/15/16	8,000	8,003
0.500%, 09/30/16	5,000	4,996
0.373%, 10/31/16 (FRN)	8,000	7,999

		171,019

Total U.S. Treasury Obligations
(Cost $528,941)		528,941

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 2.4%
BlackRock Treasury Trust Fund 0.130%†† (A)	500,000	$500
Dreyfus Treasury Prime Cash Management
0.140% (A)	12,759,400	12,759

Total Money Market Funds
(Cost $13,259)		13,259

TOTAL INVESTMENTS — 99.4%
(Cost $542,200)*		542,200

Other Assets & Liabilities – 0.6%		3,484

TOTAL NET ASSETS — 100.0%		$545,684

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$13,259	$–	$–	$13,259

U.S. Treasury Obligations	–	528,941	–	528,941

Total Assets - Investments in Securities	$13,259	$528,941	$–	$542,200

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 29, 2016, the Trust offered for sale shares of 34 Funds (individually, a “Fund”, collectively, the “Funds”).

As of February 29, 2016, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Effective February 29, 2016, the Trust began offering Class A Shares, Class I Shares and Class R Shares of PNC International Growth Fund. The Fund commenced operations on February 29, 2016.

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assuming a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on February 29, 2016 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs. Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 29, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at February 29, 2016 is included in the respective Fund’s Schedule of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 29, 2016 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of February 29, 2016 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 02/29/16 (000)

Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$–	$41	$41
Futures Contracts	3	–	3
	$3	$41	$44
International Equity Fund
Forward Currency Contracts	$–	$2,092	$2,092
Futures Contracts	203	–	203
	$203	$2,092	$2,295

Liability Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$–	$(39)	$(39)
International Equity Fund
Forward Currency Contracts	$–	$(1,997)	$(1,997)
Futures Contracts	(346)	–	(346)
	$(346)	$(1,997)	$(2,343)
Large Cap Growth Fund
Futures Contracts	$(54)	$–	$(54)
S&P 500 Index Fund
Futures Contracts	$(56)	$–	$(56)

During the nine-month period ended February 29, 2016, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2015 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 29, 2016 (000)

	Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$585	$590	$(617)	$558
Futures Contracts	155	246	(319)	82
International Equity Fund
Forward Currency Contracts	29,667	31,969	(33,319)	28,317
Futures Contracts	14,802	41,718	(48,253)	8,267
Large Cap Growth Fund
Futures Contracts	1,042	3,829	(3,852)	1,019
Multi-Factor Small Cap Core Fund	–	–	–	–
Futures Contracts	–	7,511	(7,511)	–
Multi-Factor Small Cap Growth Fund	–	–	–	–
Futures Contracts	–	1,817	(1,817)	–
S&P 500 Index Fund
Futures Contracts	1,021	3,028	(3,029)	1,020
Small Cap Fund
Futures Contracts	1,202	1,260	(2,462)	–

	Liability Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$–	$1,144	$(588)	$556
International Equity Fund
Forward Currency Contracts	–	69,719	(41,497)	28,222
3. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At February 29, 2016, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to its short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

The total value at May 31, 2015 and February 29, 2016, and the purchases, sales proceeds, distributions and realized gain (loss) on affiliated holdings for the nine-month period ended February 29, 2016 are shown in the following table.

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 02/29/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Select Dividend ETF	$53	$54	$63	$63	$1		$–		$– *
iShares MSCI EAFE Small-Cap ETF	6	7	8	6	–	*	–		– *
PNC Advantage Institutional Money Market Fund	276	474	3,860	3,662	–	*	–		–
PNC International Equity Fund	133	178	196	134	2		–		3
PNC Large Cap Growth Fund	156	216	225	156	1		–		2
PNC Large Cap Value Fund	159	213	224	160	2		–		2
PNC Multi-Factor Small Cap Core Fund	–	58	93	31	–	*	–	*	(1)
PNC S&P 500 Fund	80	108	116	82	1		1		(1)
PNC Small Cap Fund	84	58	62	86	–	*	–	*	8
PNC Bond Fund	581	803	813	586	8		5		(5)
PNC High Yield Bond Fund	66	91	95	62	3		–	*	(3)
PNC Limited Maturity Bond Fund	585	802	810	593	3		–		– *
	$2,179	$3,062	$6,565	$5,621	$21		$6		$5
Target 2020 Fund
iShares Select Dividend ETF	$76	$149	$116	$42	$2		$–		$(3)
iShares MSCI EAFE Small-Cap ETF	11	25	21	5	–	*	–		– *
PNC Advantage Institutional Money Market Fund	203	610	7,206	6,799	–	*	–		–
PNC International Equity Fund	290	633	543	126	8		–		(16)
PNC Large Cap Growth Fund	284	684	551	115	3		–		(8)
PNC Large Cap Value Fund	289	676	537	111	5		–		(7)
PNC Multi-Factor Small Cap Core Fund	–	172	212	27	–	*	–	*	(3)
PNC S&P 500 Fund	146	341	276	60	3		3		(5)
PNC Small Cap Fund	147	173	147	109	–	*	1		2
PNC Bond Fund	811	1,906	1,483	373	18		14		(13)
PNC High Yield Bond Fund	108	261	207	32	7		1		(5)
PNC Limited Maturity Bond Fund	408	1,122	906	191	3		–		– *
	$2,773	$6,752	$12,205	$7,990	$49		$19		$(58)
Target 2030 Fund
iShares Select Dividend ETF	$122	$211	$133	$42	$4		$–		$(3)
iShares MSCI EAFE Small-Cap ETF	42	63	47	20	1		–		(1)
PNC Advantage Institutional Money Market Fund	200	373	5,693	5,520	–	*	–		–
PNC International Equity Fund	496	1,006	689	53	14		–		(5)
PNC Large Cap Growth Fund	485	1,020	658	67	4		–		(2)
PNC Large Cap Value Fund	493	1,008	642	67	9		–		(2)
PNC Multi-Factor Small Cap Core Fund	–	257	293	17	–	*	–	*	– *
PNC S&P 500 Fund	248	509	346	53	6		5		(1)
PNC Small Cap Fund	249	257	191	162	–	*	2		10
PNC Bond Fund	713	1,558	1,035	174	15		13		(6)
PNC High Yield Bond Fund	115	242	168	17	7		1		(2)
PNC Limited Maturity Bond Fund	60	211	166	17	1		–		– *
	$3,223	$6,715	$10,061	$6,209	$61		$21		$(12)

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 02/29/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2040 Fund
iShares Select Dividend ETF	$82	$98	$43	$26	$2		$–		$(2)
iShares MSCI EAFE Small-Cap ETF	32	38	19	9	1		–		– *
PNC Advantage Institutional Money Market Fund	93	118	1,691	1,666	–	*	–		–
PNC International Equity Fund	359	440	238	87	8		–		– *
PNC Large Cap Growth Fund	356	453	213	81	3		–		(1)
PNC Large Cap Value Fund	361	448	210	90	5		–		(1)
PNC Multi-Factor Small Cap Core Fund	–	115	133	5	–	*	–	*	(1)
PNC S&P 500 Fund	182	226	108	44	3		3		(1)
PNC Small Cap Fund	183	116	57	113	–	*	1		20
PNC Bond Fund	224	300	162	82	4		3		(3)
PNC High Yield Bond Fund	36	49	31	12	2		–	*	(1)
	$1,908	$2,401	$2,905	$2,215	$28		$7		$10
Target 2050 Fund
iShares Select Dividend ETF	$64	$35	$18	$46	$1		$–		$6
iShares MSCI EAFE Small-Cap ETF	25	14	10	20	–	*	–		4
PNC Advantage Institutional Money Market Fund	61	42	633	652	–	*	–		–
PNC International Equity Fund	279	157	89	187	2		–		39
PNC Large Cap Growth Fund	273	159	83	184	1		–		8
PNC Large Cap Value Fund	278	158	80	189	1		–		5
PNC Multi-Factor Small Cap Core Fund	–	42	47	2	–	*	–	*	– *
PNC S&P 500 Fund	140	79	37	91	1		1		1
PNC Small Cap Fund	143	42	24	123	–	*	–	*	39
PNC Bond Fund	93	59	33	66	1		1		(3)
PNC High Yield Bond Fund	17	10	6	12	–	*	–	*	(1)
	$1,373	$797	$1,060	$1,572	$7		$2		$98

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 02/29/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Growth ETF	$–	$–	$602	$586	$–		$(16)
iShares MSCI EAFE Value ETF	4,798	4,637	1,140	–	157		–
iShares MSCI Emerging Markets ETF	2,015	1,289	–	250	36		(31)
iShares STOXX Europe 600 Banks UCITS ETF (DE)	63	–	4	46	1		(18)
iShares TIPS Bond ETF	–	609	595	–	–		–
PNC Advantage Institutional Money Market Fund	4,949	4,029	13,434	14,354	1		–
	$11,825	$10,564	$15,775	$15,236	$195		$(65)
International Equity Fund
iShares STOXX Europe 600 Banks UCITS ETF (DE)	$3,694	$–	$967	$3,193	$71		$(1,429)
PNC Advantage Institutional Money Market Fund	79,452	94,409	199,181	184,224	25		–
	$83,146	$94,409	$200,148	$187,417	$96		$(1,429)
International Growth Fund
iShares MSCI Germany ETF	$–	$22	$22	$–	$–		$–
iShares MSCI United Kingdom ETF	–	48	49	–	–		–
PNC Advantage Institutional Money Market Fund	–	3,000	3,000	–	–		–
	$–	$3,070	$3,071	$–	$–		$–
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$1,212	$1,067	$7,103	$7,248	$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,130	$3,164	$21,213	$19,179	$1		$–
Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,579	$1,416	$674	$670	$25		$(8)
PNC Advantage Institutional Money Market Fund	354	645	20,958	20,667	1		–
	$1,933	$2,061	$21,632	$21,337	$26		$(8)
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$663	$403	$1,510	$1,770	$–	*	$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$22	$102	$2,583	$2,503	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 ETF	$–	$–	$3,953	$3,884	$–		$(69)
PNC Advantage Institutional Money Market Fund	4,540	6,691	55,727	53,576	2		–
	$4,540	$6,691	$59,680	$57,460	$2		$(69)
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 ETF	$–	$–	$1,683	$1,681	$–		$(1)
PNC Advantage Institutional Money Market Fund	1,777	2,414	41,588	40,951	1		–
	$1,777	$2,414	$43,271	$42,632	$1		$(1)
Multi-Factor Small Cap Value Fund
iShares Russell 2000 ETF	$–	$256	$747	$425	$2		$(41)
PNC Advantage Institutional Money Market Fund	2,063	2,397	5,979	5,645	–	*	–
	$2,063	$2,653	$6,726	$6,070	$2		$(41)
S&P 500 Index Fund
BlackRock	$490	$418	$–	$–	$9		$–
PNC Advantage Institutional Money Market Fund	4,243	1,492	16,285	19,036	1		–
PNC Financial Services Group	550	468	–	–	9		–
	$5,283	$2,378	$16,285	$19,036	$19		$–
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$61,408	$58,687	$282,891	$285,612	$16		$–

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 02/29/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Small Cap Index Fund
iShares Russell 2000 ETF	$89	$–	$–	$89	$–		$–	*
PNC Advantage Institutional Money Market Fund	273	177	5,764	5,860	–	*	–
	$362	$177	$5,764	$5,949	$–	*	$–	*
Bond Fund
PNC Advantage Institutional Money Market Fund	$1,919	$1,488	$24,140	$24,571	$1		$–
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,992	$1,072	$8,760	$9,680	$1		$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,681	$915	$7,264	$8,030	$–	*	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,021	$8,924	$47,987	$46,084	$3		$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$3,599	$9,143	$112,795	$107,251	$5		$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$3,752	$5,491	$31,704	$29,965	$2		$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$5,652	$9,364	$209,273	$205,561	$6		$–
Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund	$15,017	$–	$–	$15,017	$2		$–
Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$1		$–

*Amount represents less than $500.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y     2 9,    2 0 1 6    (U n a u d i t e d)

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to the Schedules of Investments.

On February 25, 2016, the Board determined that PNC Money Market Fund and PNC Tax Exempt Money Market Fund will be liquidated on or about May 25, 2016 and June 8, 2016, respectively. Shares of the Funds were no longer available to new investors after March 31, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	4/26/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	4/26/2016

* Print the name and title of each signing officer under his or her signature.